Annual
Report

[GRAPHIC OMITTED]

                                  JUNE 30, 2002


FRANKLIN CALIFORNIA TAX-FREE TRUST



   FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND

   FRANKLIN CALIFORNIA INTERMEDIATE-TERM
   TAX-FREE INCOME FUND

   FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND



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[LOGO OMITTED]
FRANKLIN[REGISTRATION MARK] TEMPLETON[REGISTRATION MARK] INVESTMENTS

                                           THANK YOU FOR INVESTING WITH FRANKLIN
                                        TEMPLETON. WE ENCOURAGE OUR INVESTORS TO
                                            MAINTAIN A LONG-TERM PERSPECTIVE AND
                                       REMEMBER THAT ALL SECURITIES MARKETS MOVE
                                       BOTH UP AND DOWN, AS DO MUTUAL FUND SHARE
                                                 PRICES. WE APPRECIATE YOUR PAST
                                        SUPPORT AND LOOK FORWARD TO SERVING YOUR
                                            INVESTMENT NEEDS IN THE YEARS AHEAD.



[PHOTO OMITTED]

CHARLES B. JOHNSON, center
CHAIRMAN
FRANKLIN CALIFORNIA TAX-FREE TRUST

SHEILA AMOROSO & RAFAEL R. COSTAS JR.
SENIOR VICE PRESIDENTS/CO-DIRECTORS
FRANKLIN MUNICIPAL BOND DEPARTMENT

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


SHAREHOLDER LETTER

Dear Shareholder:

We are pleased to bring you this annual report for Franklin California Tax-Free Trust covering the period ended June 30, 2002. During the 12 months under review, the U.S. economy weakened, and gross domestic product (GDP) contracted at a 1.3% annualized rate in the third quarter of 2001. In November 2001, the National Bureau of Economic Research signaled that the country had been in a recession since March 2001, ending the longest economic expansion in the nation's history. Significant, broadbased and sustained downward trends in economic activity were largely to blame, with employment, industrial production and business spending dropping substantially. Consequently, consumer confidence fell to multi-year lows and the jobless rate hit a nearly eight-year high.

In response to deteriorating economic activity and the fallout from September 11's tragic events, the Federal Reserve Board (the Fed) continued aggressively cutting interest rates, seeking to lower borrowing costs and stimulate economic growth. Five interest rate cuts reduced the federal funds target rate from 3.75% at the beginning of the period to 1.75% on June 30, 2002, its lowest level in more than 40 years. The Fed's efforts, solid consumer spending, and significant government expenditure for the war in Afghanistan and homeland security contributed to a surprising turnaround in GDP growth at



CONTENTS

Shareholder Letter ....................   1

Special Feature:
Understanding Your
Tax-Free Income Fund ..................   8

Fund Reports

 Franklin California Insured
 Tax-Free Income Fund .................  13

 Franklin California
 Intermediate-Term
 Tax-Free Income Fund .................  21

 Franklin California
 Tax-Exempt Money Fund ................  26

Municipal Bond Ratings ................  29

Financial Highlights &
Statements of Investments .............  32

Financial Statements ..................  63

Notes to
Financial Statements ..................  68

Independent
Auditors' Report ......................  74

Tax Designation .......................  75

Board Members
and Officers ..........................  76


FUND CATEGORY

[GRAPHIC OMITTED]
Global
Growth
Growth & Income
Income
Tax-Free Income
annualized rates of 1.7% and 5.0% in fourth quarter 2001 and first quarter 2002. Given these positive economic trends, the Fed left the federal funds target rate unchanged from January 2002 through period-end and, with inflation and economic weakness seen as equal risks, switched to a neutral stance at its March 2002 meeting.

U.S. securities markets experienced mixed results in response to the war on terrorism, the Fed's actions and declining corporate and economic data. Investors' risk aversion increased, and by the end of third quarter 2001, this sentiment led to significant market volatility. Most equity indexes experienced their worst quarterly decline, on a percentage basis, since the quarter that included the crash of 1987. However, in fourth quarter 2001, major stock indexes rebounded significantly from September's lows as indications of a potential economic recovery offered investors some optimism. From late December through June, however, equity markets again experienced volatility despite solid first quarter GDP growth. Lower corporate earnings announcements and investors' skepticism of corporate integrity troubled the stock markets. In addition, higher gas prices, rising joblessness, unrest in the Middle East and worries about another large-scale terrorist attack contributed to losses for the major equity indexes during the 12 months ended June 30, 2002.

For much of the year under review, fixed income markets, including municipal bonds, generally performed well, aided primarily by falling short-term interest rates and rising investor demand for the perceived safety of bonds versus stocks. Consequently, U.S. Treasuries outperformed the Standard & Poor's 500 Composite Index, a widely used benchmark of U.S. equity performance, during the period. The bond market's progress was uneven, however, and the Treasury yield curve, representing yields of


[SIDEBAR]
"FOR MUCH OF THE YEAR UNDER REVIEW, FIXED INCOME MARKETS, INCLUDING MUNICIPAL
BONDS, GENERALLY PERFORMED WELL. ..."

short- to long-term Treasuries, steepened. This shift in the yield curve was most visible in the last three months of the reporting period as bond investors began to sense the end of the recession and the Fed's monetary easing policy. Overall, the 30-year Treasury bond's yield decreased slightly from 5.76% at the beginning of the year under review to 5.51% on June 30, 2002. At the same time, the 10-Year Treasury bond's yield dropped from 5.42% to 4.86%, and the 2-year Treasury note's yield fell from 4.25% to 2.90%. Short-term interest rates fell more substantially than long-term rates largely due to the Fed's actions and investors' economic worries.

The municipal bond market ended the fiscal year with lower yields. The Bond Buyer Municipal Bond Index (Bond Buyer 40), an indicator of municipal bond market performance, yielded 5.38% at the beginning of the period and 5.28% on June 30, 2002.(1) Bond yield and price move inversely so that as yield falls, price rises. On October 31, 2001, the Fed's announcement to discontinue new issuance of 30-year debt exacerbated the already disconnected relationship between the long-term municipal market and the Treasury market, which resulted from the Fed's early-2000 introduction of its 30-year Treasury bond buyback program. Subsequently, the 30-year Treasury bond's price rose more than five points, its largest one-day point gain since the bond began trading on a regular basis; the 10-year Treasury bond gained nearly one full point in response, while municipals increased marginally. Municipal bonds did benefit, however, from robust retail and institutional demand, and held up well despite widening Treasury yield spreads and an increase in



1. Source: THE BOND BUYER. The unmanaged Bond Buyer Municipal Bond Index is composed of the yield to maturity of 40 bonds. The index attempts to track the new-issue market as closely as possible, so it changes bonds twice a month, adding all new bonds that meet certain requirements and deleting an equivalent number according to their secondary market trading activity. As a result, the average par call date, average maturity date and average coupon rate change over time. The average maturity has generally been about 29-30 years.

new-issue supply. At the end of the reporting period, municipal bonds continued to offer attractive tax-equivalent yields over comparable taxable investments.

Looking forward, despite strong first quarter GDP, business investment and exports remain weak, offering little protection if consumer demand slows due to continuing layoffs, slower wage growth and rising energy prices. However, low interest rates, which have so far bolstered consumer confidence and boosted housing and retail sales, may continue to drive the nascent economic recovery. With strong productivity and benign inflation, we expect the Fed to hold off raising interest rates until clear evidence of a sustainable recovery appears. As for our outlook for municipal bonds, demand should remain strong given the large number of bond calls, maturities and coupon payments expected to be reinvested into the municipal bond market given the attractive tax-equivalent yields they currently offer.


CALIFORNIA UPDATE
As the one-year reporting period began, the nation's economy was declining, with California's falling even faster. Although the state's economy benefited over the past several years from positive economic fundamentals, including above-average population and employment growth, improved business diversity and a concentration of high-growth, knowledge-based industries, California experienced a significant slowdown during the year under review. The decelerating economy pushed up California's unemployment rate, from 5.2% on June 30, 2001, to 6.4% on June 30, 2002.(2) The weak employment picture can be attributed primarily to the manufacturing sector's continued contraction and the dramatic slowdown in the services sector -- one


2. Source: Bureau of Labor Statistics.



WHAT DOES
"TAXABLE EQUIVALENT"
MEAN FOR YOU?

FOR YIELD AND DISTRIBUTION RATE, THE TAXABLE EQUIVALENT IS THE AMOUNT A TAXABLE INVESTMENT WOULD HAVE TO EARN TO MATCH A TAX-FREE INVESTMENT SUCH AS MUNICIPAL BONDS.* YOU CAN FIND YOUR FUND'S TAXABLE EQUIVALENT DISTRIBUTION RATE AND YIELD IN THE PERFORMANCE SUMMARY OF EACH FUND'S REPORT.


*For investors subject to the federal or state alternative minimum tax, a portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

of the state's key economic drivers since the mid-1990s. This recent economic weakness raised the prospect of substantial budget shortfalls in fiscal years 2002 and 2003. The governor attempted to eliminate the 2002 deficit through a variety of methods, including expenditure reductions, increased federal funding and a restructuring of outstanding general obligation debt. California legislators' reluctance to raise personal income and general sales taxes following the recession complicated efforts to close the budget gap, and the state faced a $23.6 billion shortfall by June 30, 2002.

The state's economy, although experiencing slower growth, was fundamentally sound and diverse, and although state employment growth slowed, it remained better than the nation's. Nevertheless, the 1.4% total state personal income gain in 2001 significantly lagged the nation's 5% gain, partly as a result of capital gains reductions for the state's many high-technology entrepreneurs.(3)

During summer 2001, the state attempted to deal with its energy shortages by entering into long-term contracts with energy suppliers, thus avoiding widespread blackouts. However, California purchased this energy by widening its budget deficit and using money from the general fund, weakening the state's general fund cash position during the period. The long-awaited $12 billion energy bond issue that was supposed to repay the general fund for energy purchases stalled due to political bickering and pressure from consumer groups; however, the availability of significant amounts of other internally accessible funds helped alleviate the problem.



3. Source: Standard & Poor's, RATINGSDIRECT, 4/16/02.

The state's exposure to the high technology sector may con-tinue to temper near-term employment growth as the semiconductor and personal computer manufacturing industries are not expected to rebound as quickly as other economic sectors. However, California may slightly outpace the rest of the nation in terms of near-term economic growth, despite some weakness in tourism. The state's knowledge-based industries are expected to rebound and replace the high technology sector jobs lost during the 12 months under review, and California appears well-positioned for long-term economic growth.

Debt levels for the state are expected to remain moderate, despite increasing issuance of general obligation bonds for local schools, higher education and other purposes, proposals for debt restructuring to sharply reduce debt payments in 2003, and a potential, large general obligation bond authorization later in 2002. The state's general obligation and lease debt load was $829 per capita, and even if the new bond authorizations materialize, California's debt levels should still be moderate. Although personal income taxes declined, state sales taxes remained relatively stable, and unused internally borrowable cash resources at the end of March 2002 were $3.5 billion ahead of January projections due to reduced state spending.(3)

Moody's Investors Service, an independent credit rating agency, lowered California's general obligation bonds' credit rating from Aa3 to A1 in November 2001.(4) The A1 rating and a negative outlook reflect California's broad-based and dynamic economy, which is well-positioned for long-term growth after the current period of weakness has run its course, and a moderate debt burden. These credit strengths are tempered by the state's volatile tax revenue performance, which created significant budgetary



4. Source: Moody's Investors Service, CALIFORNIA (STATE OF), 4/16/02.

stress for the near term. It is important to note that California bonds continue to be rated investment grade with above-average credit quality.

We encourage you to discuss your financial goals with a financial advisor. Municipal bond funds provide an opportunity to diversify risk in investors' portfolios and continue to be an attractive investment for those seeking tax-free income. Such a tax-free investment offers a taxable equivalent yield that can be hard to match for a taxable investment with the same relative level of risk. As always, we appreciate your support, welcome your questions and look forward to serving your investment needs in the years ahead.

Sincerely,

/S/SIGNATURE
Charles B. Johnson
Chairman
Franklin California Tax-Free Trust

/S/SIGNATURE
Sheila Amoroso

/S/SIGNATURE
Rafael R. Costas Jr.

Senior Vice Presidents & Co-Directors
Franklin Municipal Bond Department




--------------------------------------------------------------------------------
A NOTE ABOUT
DUPLICATE MAILINGS

YOU WILL RECEIVE THE FUND'S SHAREHOLDER REPORT EVERY SIX MONTHS. TO REDUCE FUND EXPENSES, WE TRY TO IDENTIFY RELATED SHAREHOLDERS IN A HOUSEHOLD AND SEND ONLY ONE COPY OF THE REPORT. THIS PROCESS, CALLED "HOUSEHOLDING," WILL CONTINUE INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE. IF YOU PREFER NOT TO HAVE THESE DOCUMENTS HOUSEHOLDED, PLEASE CALL US AT 1-800/632-2301. AT ANY TIME YOU MAY VIEW CURRENT SHAREHOLDER REPORTS ON OUR WEBSITE.
--------------------------------------------------------------------------------

Q

 &

  A

SPECIAL FEATURE:
UNDERSTANDING YOUR TAX-FREE
INCOME FUND -- WHAT CAUSES DIVIDENDS AND FUND PRICES TO FLUCTUATE

DID YOU EVER WONDER WHY THE DIVIDENDS YOU RECEIVE FROM YOUR TAX-FREE INCOME FUND AREN'T ALWAYS THE SAME? OR HAVE YOU NOTICED HOW CHANGES IN INTEREST RATES CAN AFFECT YOUR FUND'S SHARE PRICE? AT FRANKLIN TEMPLETON INVESTMENTS, MAINTAINING A STABLE DIVIDEND AND A RELATIVELY STABLE SHARE PRICE FOR YOUR TAX-FREE FUND IS OUR TOP PRIORITY. UNFORTUNATELY THOUGH, WE CAN'T CONTROL THE ECONOMIC ENVIRONMENT, AND FACTORS SUCH AS CHANGING INTEREST RATES CAN CAUSE YOUR FUND'S SHARE PRICE AND DIVIDEND PAYMENTS TO FLUCTUATE.

BELOW YOU'LL FIND ANSWERS TO COMMONLY ASKED QUESTIONS ABOUT THE RELATIONSHIP BETWEEN MUNICIPAL BOND PRICES AND INTEREST RATES. UNDERSTANDING WHAT AFFECTS YOUR TAX-FREE INCOME FUND MAY HELP YOU BECOME A MORE EFFECTIVE INVESTOR.


Q.   WHAT CAUSES INTEREST RATES TO RISE AND FALL?

A. Interest rate trends are primarily determined by economic factors such as inflation, strength of the U.S. dollar and the pace of economic growth. For example, strong economic growth can lead to inflation. If the Federal Reserve Board (the Fed) becomes concerned about inflation, it may attempt to cool the economy by raising short-term interest rates, as it did in 2000. On the other hand, if the economy slows down, the Fed may lower short-term interest rates to stimulate economic growth, as we witnessed in 2001.





--------------------------------------------------------------------------------
              NOT FDIC INSURED O MAY LOSE VALUE O NO BANK GUARANTEE
--------------------------------------------------------------------------------

                       NOT PART OF THE SHAREHOLDER REPORT

     It's important to note the Fed only has the power to change short-term interest rates such as the federal funds target rate and the discount rate, which represent the overnight rates charged among banks.

     Long-term interest rates, as represented by the 10-year or 30-year Treasury bond, are market-driven and tend to move in anticipation of changes in the economy and inflation. Most Franklin tax-free fund portfolios are composed of long-term municipal bonds, whose prices are affected primarily by changes in long-term interest rates.


Q.   HOW DO CHANGES IN INTEREST RATES AFFECT MY TAX-FREE INCOME FUND?

A.   INTEREST RATES AND BOND PRICES:
     AN INVERSE RELATIONSHIP
     Interest rates and bond prices behave like two sides of a seesaw. When interest rates drop, bond prices usually rise. When rates climb, bond prices usually fall. This is because when rates go up, newly issued bonds, with their new, higher yields become more attractive than comparable existing bonds. So, investors who want to sell their existing bonds have to reduce their prices to make them equally attractive.



[GRAPHIC OMITTED]
INTEREST RATES
MUNICIPAL BOND PRICES

                       NOT PART OF THE SHAREHOLDER REPORT

     As prices of the municipal bonds in your fund's portfolio adjust to a rise in interest rates, you may see a decline in your fund's share price as measured by net asset value (NAV). However, the rise in interest rates can lend stability to the dividends distributed by your fund. Conversely, when interest rates decline, your fund's NAV will tend to increase, as we saw in 2001.

     INTEREST RATES AND TAX-FREE DIVIDENDS

     When interest rates decline, municipal bond issuers often "call" or redeem existing higher-yielding bonds and replace them with new, lower yielding bonds, to reduce the amount of interest they pay on the debt. As funds now have to reinvest proceeds from the called bonds into new lower-yielding bonds, their investment earnings decline and the dividends paid out to shareholders also decline over time.

     When interest rates rise, the situation is reversed. As funds are able to invest cash proceeds in new, higher-yielding bonds, they're able to pay out higher dividends to shareholders.


Q.   WHY HAVE MY TAX-FREE DIVIDENDS BEEN DECLINING RECENTLY?

A. While long-term interest rates have fluctuated over the past 15 years, overall, they've experienced a net decline. Consequently, industry-wide, many tax-free portfolios have had older, higher-yielding municipal bonds "called" away and have had to reinvest their "call" proceeds and new cash inflows in new, lower-yielding bonds.

     Many of Franklin's tax-free funds have been similarly affected, and because funds can only pay out what they earn, many of our funds have had to reduce dividend payments.


                       NOT PART OF THE SHAREHOLDER REPORT

     For example, in the late 1980s and early 1990s, we were able to invest in bonds yielding approximately 8%. As these bonds matured or were called, we've had to reinvest the proceeds at lower rates, recently that rate has been around 5.35%.(1) Because we're investing in bonds with lower yields, we've had to reduce dividends accordingly. We continue to pay out the income we earn, but our earnings are lower today because we're reinvesting at a lower rate than was available 10-15 years ago.

     Although we can't predict interest rate cycles, we'll continue to focus on producing the highest monthly tax-free income possible through our disciplined management approach.


Q.   SHOULD I BE CONCERNED WHEN MY FUND'S SHARE PRICE
     FLUCTUATES?

A. Though interest rates have been volatile over the past 20 years, municipal bond prices have remained relatively stable, as shown in the chart below.



MUNICIPAL BOND PRICES VS. INTEREST RATES*
July 1982-June 2002

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

   Date                        Interest Rates        Municipal Bond Prices
---------------------------------------------------------------------------
 Jul 1982                            13.95%                      $83.52
 Aug 1982                            13.06                        89.43
 Sep 1982                            12.34                        87.34
 Oct 1982                            10.91                        86.14
 Nov 1982                            10.55                        88.55
 Dec 1982                            10.54                        92.05
 Jan 1983                            10.46                        90.42
 Feb 1983                            10.72                        93.23
 Mar 1983                            10.51                        91.15
 Apr 1983                            10.40                        93.42
 May 1983                            10.38                        89.02
 Jun 1983                            10.85                        90.56
 Jul 1983                            11.38                        90.25
 Aug 1983                            11.85                        90.73
 Sep 1983                            11.65                        91.47
 Oct 1983                            11.54                        88.97
 Nov 1983                            11.69                        88.86
 Dec 1983                            11.83                        90.31
 Jan 1984                            11.67                        91.80
 Feb 1984                            11.84                        90.71
 Mar 1984                            12.32                        92.76
 Apr 1984                            12.63                        92.19
 May 1984                            13.41                        88.68
 Jun 1984                            13.56                        87.14
 Jul 1984                            13.36                        89.90
 Aug 1984                            12.72                        86.53
 Sep 1984                            12.52                        91.62
 Oct 1984                            12.16                        93.61
 Nov 1984                            11.57                        92.98
 Dec 1984                            11.50                        93.48
 Jan 1985                            11.38                        96.60
 Feb 1985                            11.51                        92.70
 Mar 1985                            11.86                        94.04
 Apr 1985                            11.43                        95.93
 May 1985                            10.85                        96.82
 Jun 1985                            10.16                        96.21
 Jul 1985                            10.31                        95.75
 Aug 1985                            10.33                        95.42
 Sep 1985                            10.37                        94.26
 Oct 1985                            10.24                        96.13
 Nov 1985                             9.78                        99.29
 Dec 1985                             9.26                        98.66
 Jan 1986                             9.19                       102.32
 Feb 1986                             8.70                       103.28
 Mar 1986                             7.78                       101.67
 Apr 1986                             7.30                       101.91
 May 1986                             7.71                        99.80
 Jun 1986                             7.80                       101.71
 Jul 1986                             7.30                       100.24
 Aug 1986                             7.17                       103.37
 Sep 1986                             7.45                       102.20
 Oct 1986                             7.43                       102.97
 Nov 1986                             7.25                       103.63
 Dec 1986                             7.11                       103.02
 Jan 1987                             7.08                       105.34
 Feb 1987                             7.25                       104.87
 Mar 1987                             7.25                       102.99
 Apr 1987                             8.02                       100.49
 May 1987                             8.61                        99.66
 Jun 1987                             8.40                       101.15
 Jul 1987                             8.45                       101.08
 Aug 1987                             8.76                       100.65
 Sep 1987                             9.42                        97.95
 Oct 1987                             9.52                        99.99
 Nov 1987                             8.86                        99.38
 Dec 1987                             8.99                        99.62
 Jan 1988                             8.67                       104.13
 Feb 1988                             8.21                       104.48
 Mar 1988                             8.37                       102.56
 Apr 1988                             8.72                       102.17
 May 1988                             9.09                       101.25
 Jun 1988                             8.92                       102.00
 Jul 1988                             9.06                       101.79
 Aug 1988                             9.26                       101.04
 Sep 1988                             8.98                       102.18
 Oct 1988                             8.80                       103.16
 Nov 1988                             8.96                       101.53
 Dec 1988                             9.11                       101.88
 Jan 1989                             9.09                       102.78
 Feb 1989                             9.17                       100.95
 Mar 1989                             9.36                        99.96
 Apr 1989                             9.18                       101.72
 May 1989                             8.86                       103.09
 Jun 1989                             8.28                       103.97
 Jul 1989                             8.02                       104.40
 Aug 1989                             8.11                       102.64
 Sep 1989                             8.19                       101.82
 Oct 1989                             8.01                       102.08
 Nov 1989                             7.87                       103.12
 Dec 1989                             7.84                       103.29
 Jan 1990                             8.21                       103.06
 Feb 1990                             8.47                       103.39
 Mar 1990                             8.59                       102.95
 Apr 1990                             8.79                       102.02
 May 1990                             8.76                       103.34
 Jun 1990                             8.48                       103.61
 Jul 1990                             8.47                       103.28
 Aug 1990                             8.75                       101.26
 Sep 1990                             8.89                       100.79
 Oct 1990                             8.72                       101.85
 Nov 1990                             8.39                       103.26
 Dec 1990                             8.08                       103.19
 Jan 1991                             8.09                       103.89
 Feb 1991                             7.85                       104.02
 Mar 1991                             8.11                       103.37
 Apr 1991                             8.04                       103.75
 May 1991                             8.07                       103.88
 Jun 1991                             8.28                       103.16
 Jul 1991                             8.27                       103.66
 Aug 1991                             7.90                       103.51
 Sep 1991                             7.65                       104.29
 Oct 1991                             7.53                       104.61
 Nov 1991                             7.42                       104.31
 Dec 1991                             7.09                       105.89
 Jan 1992                             7.03                       105.46
 Feb 1992                             7.34                       104.84
 Mar 1992                             7.54                       104.15
 Apr 1992                             7.48                       104.49
 May 1992                             7.39                       105.05
 Jun 1992                             7.26                       106.32
 Jul 1992                             6.84                       109.47
 Aug 1992                             6.59                       107.80
 Sep 1992                             6.42                       107.82
 Oct 1992                             6.59                       105.94
 Nov 1992                             6.87                       107.20
 Dec 1992                             6.77                       107.69
 Jan 1993                             6.39                       106.54
 Feb 1993                             6.03                       109.63
 Mar 1993                             6.03                       107.91
 Apr 1993                             6.05                       108.38
 May 1993                             6.16                       108.15
 Jun 1993                             5.80                       109.07
 Jul 1993                             5.83                       105.93
 Aug 1993                             5.45                       107.34
 Sep 1993                             5.40                       107.70
 Oct 1993                             5.43                       107.18
 Nov 1993                             5.83                       105.41
 Dec 1993                             5.83                       106.86
 Jan 1994                             5.70                       107.37
 Feb 1994                             6.15                       103.87
 Mar 1994                             6.78                        98.94
 Apr 1994                             6.95                        99.25
 May 1994                             7.12                        99.59
 Jun 1994                             7.34                        98.41
 Jul 1994                             7.12                        99.69
 Aug 1994                             7.19                        99.52
 Sep 1994                             7.62                        97.55
 Oct 1994                             7.81                        95.24
 Nov 1994                             7.91                        92.97
 Dec 1994                             7.84                        94.53
 Jan 1995                             7.60                        96.71
 Feb 1995                             7.22                        99.07
 Mar 1995                             7.20                        99.68
 Apr 1995                             7.07                        99.24
 May 1995                             6.30                       101.87
 Jun 1995                             6.21                       100.34
 Jul 1995                             6.45                       100.74
 Aug 1995                             6.28                       101.47
 Sep 1995                             6.17                       101.55
 Oct 1995                             6.03                       102.48
 Nov 1995                             5.76                       103.63
 Dec 1995                             5.58                       103.43
 Jan 1996                             5.60                       103.70
 Feb 1996                             6.13                       102.47
 Mar 1996                             6.34                       100.60
 Apr 1996                             6.66                        99.82
 May 1996                             6.85                        99.32
 Jun 1996                             6.73                        99.93
 Jul 1996                             6.80                       100.37
 Aug 1996                             6.96                        99.85
 Sep 1996                             6.72                       100.75
 Oct 1996                             6.37                       100.03
 Nov 1996                             6.06                       101.35
 Dec 1996                             6.43                       100.45
 Jan 1997                             6.53                       100.15
 Feb 1997                             6.58                       100.50
 Mar 1997                             6.92                        98.61
 Apr 1997                             6.72                        99.01
 May 1997                             6.67                       100.06
 Jun 1997                             6.51                       100.65
 Jul 1997                             6.02                       102.98
 Aug 1997                             6.34                       101.40
 Sep 1997                             6.12                       101.60
 Oct 1997                             5.84                       101.75
 Nov 1997                             5.86                       101.84
 Dec 1997                             5.75                       102.73
 Jan 1998                             5.53                       103.22
 Feb 1998                             5.62                       102.73
 Mar 1998                             5.67                       102.30
 Apr 1998                             5.68                       101.38
 May 1998                             5.56                       102.40
 Jun 1998                             5.44                       102.17
 Jul 1998                             5.50                       101.95
 Aug 1998                             5.05                       103.09
 Sep 1998                             4.44                       103.93
 Oct 1998                             4.64                       103.30
 Nov 1998                             4.74                       103.20
 Dec 1998                             4.65                       102.97
 Jan 1999                             4.66                       103.74
 Feb 1999                             5.29                       102.67
 Mar 1999                             5.25                       102.32
 Apr 1999                             5.36                       102.12
 May 1999                             5.64                       101.03
 Jun 1999                             5.81                        99.09
 Jul 1999                             5.92                        98.71
 Aug 1999                             5.98                        97.47
 Sep 1999                             5.90                        97.08
 Oct 1999                             6.06                        95.62
 Nov 1999                             6.18                        96.09
 Dec 1999                             6.28                        94.56
 Jan 2000                             6.68                        93.74
 Feb 2000                             6.42                        94.43
 Mar 2000                             6.03                        96.08
 Apr 2000                             6.23                        94.88
 May 2000                             6.29                        93.87
 Jun 2000                             6.03                        95.93
 Jul 2000                             6.04                        96.82
 Aug 2000                             5.73                        97.89
 Sep 2000                             5.80                        96.91
 Oct 2000                             5.77                        97.55
 Nov 2000                             5.48                        97.81
 Dec 2000                             5.12                        99.82
 Jan 2001                             5.19                       100.36
 Feb 2001                             4.92                       100.26
 Mar 2001                             4.95                       100.75
 Apr 2001                             5.35                        99.18
 May 2001                             5.43                        99.79
 Jun 2001                             5.42                        99.82
 Jul 2001                             5.07                       100.90
 Aug 2001                             4.79                       102.15
 Sep 2001                             4.60                       101.40
 Oct 2001                             4.30                       102.17
 Nov 2001                             4.78                       100.85
 Dec 2001                             5.07                        99.44
 Jan 2002                             5.07                       100.70
 Feb 2002                             4.88                       101.55
 Mar 2002                             5.42                        99.08
 Apr 2002                             5.11                       100.59
 May 2002                             5.08                       100.78
 Jun 2002                             4.86                       100.99


*Source: Standard & Poor's Micropal. Municipal bonds are represented by Lehman Brothers Municipal Bond Index and interest rates are represented by 10-year Treasury bond yields which reflect long-term interest rate movements. For illustrative purposes only, not representative of any Franklin tax-free income fund.


1. Based on the yield of the Bond Buyer 40 Index as of June 30, 2002.

                       NOT PART OF THE SHAREHOLDER REPORT

     We generally invest in current coupon securities to maximize tax-free income for our shareholders.(2) Over time, as we invest in different interest rate climates, the portfolios become well-diversified with a broad range of securities. As a result of this strategy, we own many older securities with higher coupons which are generally less sensitive to interest rates, and which help to provide stability to our fund portfolios.


Q. HOW CAN FRANKLIN'S INVESTMENT APPROACH BENEFIT MY PORTFOLIO WHEN INTEREST RATES ARE VOLATILE?

A. For over a quarter of a century, we've consistently adhered to a strategy of investing for high, current, tax-free income while working to preserve shareholders' capital.(3) Our straightforward approach to investing means we avoid speculative derivatives or futures, which can be extremely sensitive to interest-rate movements.

     Our investment strategy may not immunize fund portfolios from interest rate risk, but it may help to reduce the risk. Overall, we're confident that our professionally managed portfolios will provide long-term investors with relative stability and valuable tax-free income.



2. Coupon refers to the fixed amount of interest income paid out by a municipal security to a bondholder.
3. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.

                                                                  [LOGO OMITTED]
                        FRANKLIN[REGISTRATION MARK] TEMPLETON[REGISTRATION MARK]
                                                                     INVESTMENTS

                                                                  SR TFINS 08/02

                       NOT PART OF THE SHAREHOLDER REPORT

FRANKLIN CALIFORNIA INSURED
TAX-FREE INCOME FUND


--------------------------------------------------------------------------------
YOUR FUND'S GOAL: FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND SEEKS TO PROVIDE HIGH, CURRENT INCOME EXEMPT FROM REGULAR FEDERAL AND CALIFORNIA STATE PERSONAL INCOME TAXES WHILE SEEKING PRESERVATION OF CAPITAL THROUGH A PORTFOLIO CONSISTING MAINLY OF INSURED CALIFORNIA MUNICIPAL SECURITIES.(1,2)
--------------------------------------------------------------------------------


The Fund's fiscal year ended June 30, 2002, began with the nation's and California's economies in decline. Although the state's economy benefited over the past several years from above-average population and employment growth, improved business diversity and a concentration of high-growth, knowledge-based industries, California experienced a significant slowdown during the year under review. Largely as a result of the uncertain economic environment, stock and bond markets were volatile as investors searched for sustained signs of economic recovery.

In November 2001, the release of positive economic numbers signaled the end of the recession, sending investors into the equity market and out of the fixed income market. Fixed income



1. For investors subject to the federal alternative minimum tax, a small portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.
2. The insurance guarantees the scheduled payment of principal and interest on the insured securities in the Fund's portfolio, but does not guarantee the insured securities' market value, the value of the Fund's shares or the Fund's distributions. Fund shares are not insured. No representation is made as to any insurer's ability to meet its obligation to the Fund if called upon to do so. The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 35.

--------------------------------------------------------------------------------
PORTFOLIO BREAKDOWN
Franklin California Insured
Tax-Free Income Fund
6/30/02

                                 % OF TOTAL
                                  LONG-TERM
                                 INVESTMENTS
--------------------------------------------

Tax-Supported                          15.0%

General Obligation                     14.6%

Transportation                         14.5%

Subject to Government
Appropriations                         12.6%

Utilities                              11.8%

Hospital & Health Care                 10.7%

Prerefunded                             8.5%

Higher Education                        6.3%

Other Revenue                           4.3%

Housing                                 1.7%

markets remained in a narrow trading range from late 2001 through early 2002. Then in March 2002, Federal Reserve Board (Fed) Chairman Alan Greenspan stated that we had seen the worst of the economic downturn and were close to a turning point. But he warned that the recovery was apt to be moderate relative to historical norms. His testimony sparked another equity market rally, and the bond market dropped. From April through June 2002, investors saw a mixture of positive and weak economic news. However, strong signs of benign inflation led to spurts of improved bond market activity. Various Fed officials indicated that they would need to see labor market improvement before they would consider tightening monetary policy (raising interest rates).

During the year under review, we took the opportunity when interest rates trended upward to sell high-coupon, prerefunded bonds at significant premiums and use the proceeds to purchase current-coupon bonds. During such times, the Fund also sold high cost (lower booked yield) bonds and booked a loss, which can be carried forward to offset future gains, potentially lowering shareholders' future capital gains tax liabilities. We used the proceeds to buy lower cost (higher booked yield) bonds. Purchases during the period included East Bay MUD Water System Revenue, Peralta California Community College District GO, Sacramento City Financing Authority Revenue, and Vista USD GO bonds. Sales included Gustine USD, Huntington Beach PFAR, Los Angeles USD, and San Diego RDA bonds.

DIVIDEND DISTRIBUTIONS*
Franklin California Insured Tax-Free Income Fund
7/1/01-6/30/02

                                         DIVIDEND PER SHARE
                            -----------------------------------------------
MONTH                         CLASS A          CLASS B            CLASS C
---------------------------------------------------------------------------
July                        5.02 cents       4.46 cents         4.45 cents
August                      5.02 cents       4.46 cents         4.45 cents
September                   4.97 cents       4.41 cents         4.40 cents
October                     4.97 cents       4.41 cents         4.40 cents
November                    4.97 cents       4.41 cents         4.40 cents
December                    4.82 cents       4.21 cents         4.20 cents
January                     4.82 cents       4.21 cents         4.20 cents
February                    4.82 cents       4.21 cents         4.20 cents
March                       4.82 cents       4.24 cents         4.24 cents
April                       4.82 cents       4.24 cents         4.24 cents
May                         4.82 cents       4.24 cents         4.24 cents
June                        4.82 cents       4.27 cents         4.28 cents
---------------------------------------------------------------------------
TOTAL                       58.69 CENTS      51.77 CENTS        51.70 CENTS
---------------------------------------------------------------------------

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the Fund during the reporting period.

Keep in mind that your Fund combines the advantages of high credit quality and tax-free yields.(1) The Performance Summary beginning on page 17 shows that on June 30, 2002, the Fund's Class A shares' distribution rate was 4.49% based on an annualization of the current 4.82 cent ($0.0482) per share dividend and the maximum offering price of $12.87 on June 30, 2002. This tax-free rate is generally higher than the after-tax return on a comparable quality taxable investment. An investor in the maximum combined federal and California state personal income tax bracket of 44.31% would need to earn 8.06% from a taxable investment to match the Fund's tax-free distribution rate. The Performance Summary also shows the distribution rates and their taxable equivalents for Class B and C shares.

Looking forward, strong retail and institutional demand for California municipal bonds -- along with a slowing economy -- should prove advantageous to the Fund. We believe the Fund's conservative, buy-and-hold, income-oriented philosophy, as well as its reserve of higher coupon bonds from previous, higher interest rate periods should help moderate its share price volatility, reduce portfolio turnover and protect its income stream.





--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of June 30, 2002, the end of the reporting period. The information provided is not a complete analysis of every aspect of any state, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND


PERFORMANCE SUMMARY AS OF 6/30/02

DISTRIBUTIONS AND RETURNS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF OPERATING EXPENSES FOR EACH CLASS. ALL TOTAL RETURNS INCLUDE REINVESTED DISTRIBUTIONS AT NET ASSET VALUE. THE PERFORMANCE TABLE AND GRAPHS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


PRICE AND DISTRIBUTION INFORMATION


CLASS A                        CHANGE         6/30/02   6/30/01
---------------------------------------------------------------
Net Asset Value (NAV)          +$0.15          $12.32   $12.17

DISTRIBUTIONS (7/1/01-6/30/02)
Dividend Income                $0.5869

CLASS B                        CHANGE         6/30/02   6/30/01
---------------------------------------------------------------
Net Asset Value (NAV)          +$0.16          $12.37   $12.21

DISTRIBUTIONS (7/1/01-6/30/02)
Dividend Income                $0.5177

CLASS C                        CHANGE         6/30/02   6/30/01
---------------------------------------------------------------
Net Asset Value (NAV)          +$0.15          $12.41   $12.26

DISTRIBUTIONS (7/1/01-6/30/02)
Dividend Income                $0.5170


--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.
--------------------------------------------------------------------------------






Past performance does not guarantee future results.

PERFORMANCE

CLASS A                                        1-YEAR   5-YEAR         10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return(1)                     +6.15%   +31.40%        +82.08%
Average Annual Total Return(2)                 +1.64%    +4.70%         +5.71%

Distribution Rate(3)                    4.49%
Taxable Equivalent Distribution Rate(4) 8.06%
30-Day Standardized Yield(5)            3.79%
Taxable Equivalent Yield(4)             6.81%

                                                                      INCEPTION
CLASS B                                                 1-YEAR         (2/1/00)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                              +5.62%          +20.97%
Average Annual Total Return(2)                          +1.62%           +7.09%

Distribution Rate(3)                                     4.14%
Taxable Equivalent Distribution Rate(4) 7.43%
30-Day Standardized Yield(5)            3.42%
Taxable Equivalent Yield(4)             6.14%

                                                                      INCEPTION
CLASS C                                        1-YEAR   5-YEAR         (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                     +5.51%   +27.77%         +46.93%
Average Annual Total Return(2)                 +3.49%    +4.82%          +5.37%

Distribution Rate(3)                    4.10%
Taxable Equivalent Distribution Rate(4) 7.36%
30-Day Standardized Yield(5)            3.38%
Taxable Equivalent Yield(4)             6.07%


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.
3. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class B) per share on 6/30/02.
4. Taxable equivalent distribution rate and yield assume the published rates as of 12/10/01 for the maximum combined federal and California state personal income tax bracket of 44.31%, based on the federal income tax rate of 38.6%.
5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 6/30/02.


--------------------------------------------------------------------------------
Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------


For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.


Past performance does not guarantee future results.

TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIODS SHOWN. IT INCLUDES THE CURRENT, APPLICABLE, MAXIMUM SALES CHARGE(S), FUND EXPENSES, ACCOUNT FEES AND REINVESTED DISTRIBUTIONS. THE UNMANAGED INDEX INCLUDES REINVESTED INTEREST. IT DIFFERS FROM THE FUND IN COMPOSITION AND DOES NOT PAY MANAGEMENT FEES OR EXPENSES. ONE CANNOT INVEST DIRECTLY IN AN INDEX. THE CONSUMER PRICE INDEX (CPI), CALCULATED BY THE U.S. BUREAU OF LABOR STATISTICS, IS A COMMONLY USED MEASURE OF THE INFLATION RATE.




CLASS A (7/1/92-6/30/02)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

              Franklin California  Lehman Brothers
               Insured  Tax-Free    Municipal Bond
                 Income Fund           Index(6)                   CPI(6)

7/1/92              $9,573             $10,000                   $10,000
7/31/92             $9,909             $10,300                   $10,021
8/31/92             $9,767             $10,200                   $10,049
9/30/92             $9,782             $10,266                   $10,077
10/31/92            $9,588             $10,166                   $10,112
11/30/92            $9,854             $10,348                   $10,127
12/31/92            $9,979             $10,453                   $10,120
1/31/93            $10,112             $10,575                   $10,169
2/28/93            $10,417             $10,957                   $10,205
3/31/93            $10,389             $10,841                   $10,240
4/30/93            $10,456             $10,951                   $10,269
5/31/93            $10,514             $11,012                   $10,283
6/30/93            $10,695             $11,196                   $10,298
7/31/93            $10,719             $11,210                   $10,298
8/31/93            $10,918             $11,444                   $10,327
9/30/93            $11,048             $11,574                   $10,348
10/31/93           $11,115             $11,596                   $10,391
11/30/93           $11,094             $11,494                   $10,398
12/31/93           $11,277             $11,737                   $10,398
1/31/94            $11,390             $11,870                   $10,426
2/28/94            $11,161             $11,563                   $10,462
3/31/94            $10,715             $11,092                   $10,497
4/30/94            $10,757             $11,187                   $10,512
5/31/94            $10,826             $11,284                   $10,519
6/30/94            $10,785             $11,215                   $10,555
7/31/94            $10,974             $11,420                   $10,584
8/31/94            $11,017             $11,460                   $10,626
9/30/94            $10,874             $11,292                   $10,655
10/31/94           $10,674             $11,091                   $10,662
11/30/94           $10,493             $10,890                   $10,676
12/31/94           $10,678             $11,130                   $10,676
1/31/95            $11,034             $11,448                   $10,719
2/28/95            $11,344             $11,781                   $10,761
3/31/95            $11,426             $11,917                   $10,797
4/30/95            $11,460             $11,931                   $10,833
5/31/95            $11,774             $12,312                   $10,854
6/30/95            $11,625             $12,204                   $10,876
7/31/95            $11,699             $12,320                   $10,876
8/31/95            $11,803             $12,477                   $10,904
9/30/95            $11,877             $12,555                   $10,926
10/31/95           $12,051             $12,737                   $10,962
11/30/95           $12,275             $12,949                   $10,954
12/31/95           $12,421             $13,073                   $10,947
1/31/96            $12,497             $13,173                   $11,011
2/29/96            $12,433             $13,083                   $11,047
3/31/96            $12,247             $12,916                   $11,104
4/30/96            $12,203             $12,879                   $11,147
5/31/96            $12,208             $12,874                   $11,168
6/30/96            $12,348             $13,015                   $11,175
7/31/96            $12,456             $13,132                   $11,196
8/31/96            $12,502             $13,129                   $11,218
9/30/96            $12,673             $13,313                   $11,254
10/31/96           $12,794             $13,463                   $11,290
11/30/96           $12,987             $13,710                   $11,311
12/31/96           $12,940             $13,652                   $11,311
1/31/97            $12,935             $13,678                   $11,347
2/28/97            $13,046             $13,804                   $11,382
3/31/97            $12,881             $13,620                   $11,411
4/30/97            $12,993             $13,735                   $11,425
5/31/97            $13,160             $13,942                   $11,418
6/30/97            $13,262             $14,091                   $11,431
7/31/97            $13,626             $14,482                   $11,445
8/31/97            $13,511             $14,345                   $11,467
9/30/97            $13,659             $14,516                   $11,496
10/31/97           $13,740             $14,609                   $11,524
11/30/97           $13,821             $14,695                   $11,517
12/31/97           $14,008             $14,910                   $11,504
1/31/98            $14,146             $15,063                   $11,525
2/28/98            $14,160             $15,068                   $11,547
3/31/98            $14,175             $15,081                   $11,569
4/30/98            $14,110             $15,014                   $11,590
5/31/98            $14,308             $15,251                   $11,611
6/30/98            $14,380             $15,310                   $11,625
7/31/98            $14,407             $15,349                   $11,639
8/31/98            $14,607             $15,586                   $11,653
9/30/98            $14,832             $15,781                   $11,667
10/31/98           $14,847             $15,781                   $11,695
11/30/98           $14,909             $15,837                   $11,695
12/31/98           $14,920             $15,876                   $11,688
1/31/99            $15,042             $16,065                   $11,716
2/28/99            $15,032             $15,994                   $11,730
3/31/99            $15,069             $16,017                   $11,765
4/30/99            $15,070             $16,057                   $11,851
5/31/99            $14,999             $15,964                   $11,851
6/30/99            $14,768             $15,734                   $11,851
7/31/99            $14,781             $15,790                   $11,886
8/31/99            $14,586             $15,664                   $11,915
9/30/99            $14,598             $15,670                   $11,972
10/31/99           $14,377             $15,501                   $11,994
11/30/99           $14,489             $15,665                   $12,001
12/31/99           $14,379             $15,548                   $12,001
1/31/00            $14,267             $15,480                   $12,037
2/29/00            $14,519             $15,659                   $12,108
3/31/00            $14,874             $16,000                   $12,207
4/30/00            $14,748             $15,906                   $12,215
5/31/00            $14,685             $15,823                   $12,229
6/30/00            $15,095             $16,243                   $12,293
7/31/00            $15,289             $16,468                   $12,321
8/31/00            $15,587             $16,722                   $12,321
9/30/00            $15,548             $16,635                   $12,385
10/31/00           $15,667             $16,816                   $12,406
11/30/00           $15,798             $16,944                   $12,414
12/31/00           $16,180             $17,363                   $12,406
1/31/01            $16,272             $17,535                   $12,484
2/29/01            $16,313             $17,591                   $12,534
3/31/01            $16,460             $17,749                   $12,563
4/30/01            $16,207             $17,557                   $12,613
5/31/01            $16,382             $17,747                   $12,670
6/30/01            $16,422             $17,866                   $12,692
7/31/01            $16,679             $18,130                   $12,656
8/31/01            $17,060             $18,430                   $12,656
9/30/01            $17,005             $18,367                   $12,713
10/31/01           $17,182             $18,585                   $12,670
11/30/01           $17,112             $18,429                   $12,648
12/31/01           $16,931             $18,254                   $12,599
1/31/02            $17,149             $18,570                   $12,628
2/28/02            $17,300             $18,793                   $12,679
3/31/02            $16,907             $18,425                   $12,750
4/30/02            $17,170             $18,784                   $12,821
5/31/02            $17,280             $18,898                   $12,821
6/30/02            $17,431             $19,099                   $12,893


CLASS B (2/1/00-6/30/02)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

           Franklin California   Lehman Brothers
            Insured  Tax-Free     Municipal Bond
               Income Fund            Index(6)                  CPI(6)
2/01/00          $10,000             $10,000                   $10,000
2/29/00          $10,166             $10,116                   $10,059
3/31/00          $10,418             $10,337                   $10,141
4/30/00          $10,317             $10,276                   $10,148
5/31/00          $10,277             $10,222                   $10,160
6/30/00          $10,559             $10,493                   $10,213
7/31/00          $10,689             $10,639                   $10,236
8/31/00          $10,892             $10,803                   $10,236
9/30/00          $10,860             $10,747                   $10,289
10/31/00         $10,946             $10,864                   $10,307
11/30/00         $11,033             $10,946                   $10,313
12/31/00         $11,294             $11,217                   $10,307
1/31/01          $11,353             $11,328                   $10,372
2/29/01          $11,377             $11,364                   $10,413
3/31/01          $11,473             $11,466                   $10,437
4/30/01          $11,301             $11,342                   $10,479
5/31/01          $11,417             $11,465                   $10,526
6/30/01          $11,440             $11,542                   $10,544
7/31/01          $11,613             $11,712                   $10,514
8/31/01          $11,872             $11,906                   $10,514
9/30/01          $11,828             $11,865                   $10,562
10/31/01         $11,946             $12,006                   $10,526
11/30/01         $11,893             $11,906                   $10,508
12/31/01         $11,771             $11,792                   $10,467
1/31/02          $11,907             $11,996                   $10,491
2/28/02          $12,014             $12,140                   $10,533
3/31/02          $11,727             $11,902                   $10,592
4/30/02          $11,913             $12,135                   $10,651
5/31/02          $11,984             $12,209                   $10,651
6/30/02          $11,797             $12,338                   $10,711

Past performance does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURN

CLASS C                  6/30/02
---------------------------------

1-Year                    +3.49%

5-Year                    +4.82%

Since Inception (5/1/95)  +5.37%


CLASS C (5/1/95-6/30/02)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

            Franklin California  Lehman Brothers
             Insured  Tax-Free    Municipal Bond
                Income Fund          Index(6)           CPI(6)
5/01/95             $9,900           $10,000           $10,000
5/31/95            $10,197           $10,319           $10,020
6/30/95            $10,063           $10,229           $10,040
7/31/95            $10,122           $10,326           $10,040
8/31/95            $10,215           $10,458           $10,066
9/30/95            $10,265           $10,523           $10,086
10/31/95           $10,418           $10,676           $10,120
11/30/95           $10,606           $10,853           $10,112
12/31/95           $10,727           $10,957           $10,105
1/31/96            $10,787           $11,041           $10,165
2/29/96            $10,726           $10,966           $10,198
3/31/96            $10,571           $10,825           $10,251
4/30/96            $10,528           $10,795           $10,291
5/31/96            $10,527           $10,791           $10,310
6/30/96            $10,642           $10,908           $10,316
7/31/96            $10,737           $11,006           $10,336
8/31/96            $10,762           $11,004           $10,356
9/30/96            $10,904           $11,158           $10,389
10/31/96           $11,002           $11,284           $10,422
11/30/96           $11,172           $11,491           $10,442
12/31/96           $11,118           $11,443           $10,442
1/31/97            $11,108           $11,464           $10,475
2/28/97            $11,207           $11,570           $10,508
3/31/97            $11,060           $11,416           $10,534
4/30/97            $11,142           $11,512           $10,547
5/31/97            $11,287           $11,686           $10,540
6/30/97            $11,369           $11,811           $10,553
7/31/97            $11,674           $12,138           $10,565
8/31/97            $11,571           $12,024           $10,586
9/30/97            $11,692           $12,167           $10,612
10/31/97           $11,755           $12,245           $10,639
11/30/97           $11,827           $12,317           $10,632
12/31/97           $11,971           $12,497           $10,619
1/31/98            $12,092           $12,626           $10,640
2/28/98            $12,089           $12,629           $10,660
3/31/98            $12,096           $12,641           $10,680
4/30/98            $12,044           $12,584           $10,699
5/31/98            $12,206           $12,783           $10,719
6/30/98            $12,262           $12,832           $10,731
7/31/98            $12,268           $12,865           $10,744
8/31/98            $12,433           $13,064           $10,757
9/30/98            $12,627           $13,227           $10,770
10/31/98           $12,624           $13,227           $10,796
11/30/98           $12,681           $13,274           $10,796
12/31/98           $12,674           $13,307           $10,789
1/31/99            $12,781           $13,465           $10,815
2/28/99            $12,767           $13,406           $10,828
3/31/99            $12,792           $13,425           $10,861
4/30/99            $12,786           $13,458           $10,940
5/31/99            $12,720           $13,380           $10,940
6/30/99            $12,520           $13,187           $10,940
7/31/99            $12,525           $13,235           $10,973
8/31/99            $12,355           $13,129           $10,999
9/30/99            $12,360           $13,134           $11,052
10/31/99           $12,168           $12,992           $11,072
11/30/99           $12,256           $13,130           $11,079
12/31/99           $12,159           $13,032           $11,079
1/31/00            $12,048           $12,974           $11,112
2/29/00            $12,254           $13,125           $11,177
3/31/00            $12,557           $13,411           $11,269
4/30/00            $12,445           $13,332           $11,276
5/31/00            $12,388           $13,263           $11,289
6/30/00            $12,725           $13,614           $11,348
7/31/00            $12,882           $13,803           $11,374
8/31/00            $13,125           $14,016           $11,374
9/30/00            $13,087           $13,943           $11,433
10/31/00           $13,191           $14,095           $11,453
11/30/00           $13,284           $14,202           $11,460
12/31/00           $13,597           $14,553           $11,453
1/31/01            $13,680           $14,697           $11,525
2/29/01            $13,708           $14,744           $11,571
3/31/01            $13,823           $14,877           $11,598
4/30/01            $13,606           $14,716           $11,644
5/31/01            $13,745           $14,875           $11,696
6/30/01            $13,772           $14,974           $11,716
7/31/01            $13,979           $15,196           $11,683
8/31/01            $14,289           $15,447           $11,683
9/30/01            $14,237           $15,394           $11,736
10/31/01           $14,378           $15,578           $11,696
11/30/01           $14,314           $15,447           $11,676
12/31/01           $14,156           $15,300           $11,631
1/31/02            $14,330           $15,565           $11,657
2/28/02            $14,448           $15,751           $11,704
3/31/02            $14,115           $15,443           $11,770
4/30/02            $14,327           $15,744           $11,836
5/31/02            $14,423           $15,840           $11,836
6/30/02            $14,546           $16,008           $11,902


6. Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond Index includes about 40,000 bonds from across the country. All bonds included have a minimum credit rating of at least Baa and a maturity of at least two years, and have been issued within the last five years as part of a deal of over $50 million. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded. Bonds will be added and the index will be updated monthly with a one-month lag.



Past performance does not guarantee future results.

FRANKLIN CALIFORNIA
INTERMEDIATE-TERM
TAX-FREE INCOME FUND

--------------------------------------------------------------------------------
YOUR FUND'S GOAL: FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND SEEKS TO PROVIDE HIGH, CURRENT INCOME EXEMPT FROM REGULAR FEDERAL AND CALIFORNIA STATE PERSONAL INCOME TAXES WHILE SEEKING PRESERVATION OF CAPITAL. THE FUND'S PORTFOLIO CONSISTS MAINLY OF CALIFORNIA MUNICIPAL SECURITIES WITH AN AVERAGE WEIGHTED MATURITY (THE TIME AT WHICH THE DEBT MUST BE REPAID) BETWEEN 3 AND 10 YEARS.(1)
--------------------------------------------------------------------------------


The Fund's fiscal year began with the nation's and California's economies in decline. Although the state's economy benefited over the past several years from above-average population and employment growth, improved business diversity and a concentration of high-growth, knowledge-based industries, California experienced a significant slowdown during the year under review. Largely as a result of the uncertain economic environment, stock and bond markets were volatile as investors searched for sustained signs of economic recovery.

In November 2001, the release of positive economic numbers signaled the end of the recession, sending investors into the equity market and out of the fixed income market. Fixed income


1. For investors subject to the federal alternative minimum tax, a small portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.
The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 48.

CREDIT QUALITY BREAKDOWN*
Franklin California Intermediate-Term
Tax Free Income Fund
Based on Total Long-Term Investments
6/30/02

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

AAA - 43.4%
AA - 9.2%
A - 22.2%
BBB - 25.1%
Below Investment Grade - 0.1%

*Quality breakdowns may include internal ratings for bonds not rated by an independent agency.

PORTFOLIO BREAKDOWN
Franklin California Intermediate-Term Tax-Free Income Fund
6/30/02

                              % OF TOTAL
                               LONG-TERM
                             INVESTMENTS
-----------------------------------------

Tax-Supported                      22.5%

General Obligation                 17.6%

Hospital & Health Care             14.9%

Subject to Government
Appropriations                     14.6%

Utilities                          12.1%

Other Revenue                       4.5%

Housing                             4.4%

Prerefunded                         3.9%

Transportation                      2.8%

Higher Education                    2.7%


markets remained in a narrow trading range from late 2001 through early 2002. Then in March 2002, Federal Reserve Board (Fed) Chairman Alan Greenspan stated that we had seen the worst of the economic downturn and were close to a turning point. But he warned that the recovery was apt to be moderate relative to historical norms. His testimony sparked another equity market rally, and the bond market dropped. From April through June 2002, investors saw a mixture of positive and weak economic news. However, strong signs of benign inflation led to spurts of improved bond market activity. Various Fed officials indicated that they would need to see labor market improvement before they would consider tightening monetary policy (raising interest rates).

During the year under review, the Fund experienced strong inflows. In an attempt to remain fully invested, we purchased high-grade, general obligation and essential purpose revenue bonds. The strong inflows coupled with low interest rates led to the Fund's dividend decreasing in March 2002. Purchases during the period included Los Angeles USD GO; California Health Facilities Financing Authority Revenue, Kaiser Permanente; Contra Costa Community College District GO; Los Angeles County MTA Sales Tax Revenue; and Whittier Health Facility Revenue for Presbyterian Intercommunity Hospital bonds. Sales included Industry GO and California State Department Water Resources bonds.

Keep in mind that your Fund combines the advantages of high credit quality and tax-free yields.(1) The Performance Summary beginning on page 24 shows that on June 30, 2002, the Fund's

Class A shares' distribution rate was 3.80%. This tax-free rate is generally higher than the after-tax return on a comparable quality taxable investment. An investor in the maximum combined federal and California state personal income tax bracket of 44.31% would need to earn 6.82% from a taxable investment to match the Fund's tax-free distribution rate.

Looking forward, strong retail and institutional demand for California municipal bonds -- along with a slowing economy -- should prove advantageous to the Fund. We believe the Fund's conservative, buy-and-hold, income-oriented philosophy, as well as its reserve of higher coupon bonds from previous, higher interest rate periods should help moderate its share price volatility, reduce portfolio turnover and protect its income stream.


DIVIDEND DISTRIBUTIONS*
Franklin California
Intermediate-Term Tax-Free
Income Fund - Class A
7/1/01-6/30/02

                    DIVIDEND
MONTH               PER SHARE
-------------------------------

July                4.3 cents

August              4.3 cents

September           4.3 cents

October             4.3 cents

November            4.3 cents

December            4.0 cents

January             4.0 cents

February            4.0 cents

March               3.7 cents

April               3.7 cents

May                 3.7 cents

June                3.7 cents

-------------------------------
TOTAL              48.3 CENTS


*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the Fund during the reporting period.


--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of June 30, 2002, the end of the reporting period. The information provided is not a complete analysis of every aspect of any state, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

FRANKLIN CALIFORNIA
INTERMEDIATE-TERM
TAX-FREE INCOME FUND


PERFORMANCE SUMMARY AS OF 6/30/02

DISTRIBUTIONS AND RETURNS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF THE FUND'S OPERATING EXPENSES. ALL TOTAL RETURNS INCLUDE REINVESTED DISTRIBUTIONS AT NET ASSET VALUE. THE PERFORMANCE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


PRICE AND DISTRIBUTION INFORMATION

CLASS A                        CHANGE         6/30/02   6/30/01
--------------------------------------------------------------------------------
Net Asset Value (NAV)          +$0.16          $11.41   $11.25
DISTRIBUTIONS (7/1/01-6/30/02)
Dividend Income                $0.483


PERFORMANCE
                                                            INCEPTION
CLASS A                                    1-YEAR   5-YEAR  (9/21/92)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                 +5.80%   +31.18%  +80.03%
Average Annual Total Return(2)             +3.41%    +5.10%   +5.95%

Distribution Rate(3)            3.80%
Taxable Equivalent
 Distribution Rate(4)           6.82%
30-Day Standardized Yield(5)    3.27%
Taxable Equivalent Yield(4)     5.87%


--------------------------------------------------------------------------------
Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------


For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.


--------------------------------------------------------------------------------
CLASS A: Subject to the maximum 2.25% initial sales charge. Past expense reductions by the Fund's manager increased the Fund's total returns. Without these reductions, the Fund's total returns would have been lower.
--------------------------------------------------------------------------------


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the maximum sales charge.
3. Distribution rate is based on an annualization of the current 3.7 cent per share monthly dividend and the maximum offering price of $11.67 per share on 6/30/02.
4. Taxable equivalent distribution rate and yield assume the published rates as of 12/10/01 for the maximum combined federal and California state personal income tax bracket of 44.31%, based on the federal income tax rate of 38.6%.
5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 6/30/02.



Past performance does not guarantee future results.

TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIODS SHOWN. IT INCLUDES THE APPLICABLE, MAXIMUM SALES CHARGE, FUND EXPENSES, ACCOUNT FEES AND REINVESTED DISTRIBUTIONS. THE UNMANAGED INDEX INCLUDES REINVESTED INTEREST. IT DIFFERS FROM THE FUND IN COMPOSITION AND DOES NOT PAY MANAGEMENT FEES OR EXPENSES. ONE CANNOT INVEST DIRECTLY IN AN INDEX. THE CONSUMER PRICE INDEX (CPI), CALCULATED BY THE U.S. BUREAU OF LABOR STATISTICS, IS A COMMONLY USED MEASURE OF THE INFLATION RATE.




CLASS A (9/21/92-6/30/02)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

             Franklin California  Lehman Brothers
                Intermediate-       Municipal
                Term Tax-Free       10-Year
                 Income Fund       Bond Index(6)       CPI(6)
9/21/92             $9,775           $10,000          $10,000
9/30/92             $9,785           $10,025          $10,008
10/31/92            $9,736            $9,923          $10,043
11/30/92            $9,922           $10,104          $10,057
12/31/92            $9,990           $10,221          $10,050
1/31/93            $10,074           $10,393          $10,100
2/28/93            $10,395           $10,774          $10,135
3/31/93            $10,401           $10,616          $10,171
4/30/93            $10,436           $10,717          $10,199
5/31/93            $10,482           $10,755          $10,213
6/30/93            $10,588           $10,966          $10,228
7/31/93            $10,614           $10,994          $10,228
8/31/93            $10,759           $11,221          $10,256
9/30/93            $10,986           $11,359          $10,278
10/31/93           $11,031           $11,378          $10,320
11/30/93           $10,912           $11,284          $10,327
12/31/93           $11,142           $11,525          $10,327
1/31/94            $11,259           $11,666          $10,355
2/28/94            $10,995           $11,347          $10,390
3/31/94            $10,645           $10,913          $10,426
4/30/94            $10,702           $11,033          $10,440
5/31/94            $10,769           $11,122          $10,447
6/30/94            $10,762           $11,074          $10,483
7/31/94            $10,925           $11,260          $10,511
8/31/94            $10,972           $11,304          $10,553
9/30/94            $10,869           $11,152          $10,582
10/31/94           $10,734           $10,990          $10,589
11/30/94           $10,578           $10,782          $10,603
12/31/94           $10,669           $10,976          $10,603
1/31/95            $10,901           $11,260          $10,645
2/28/95            $11,188           $11,579          $10,688
3/31/95            $11,313           $11,735          $10,723
4/30/95            $11,328           $11,749          $10,759
5/31/95            $11,652           $12,122          $10,780
6/30/95            $11,534           $12,047          $10,802
7/31/95            $11,683           $12,224          $10,802
8/31/95            $11,867           $12,390          $10,830
9/30/95            $11,961           $12,469          $10,851
10/31/95           $12,146           $12,613          $10,887
11/30/95           $12,320           $12,782          $10,880
12/31/95           $12,370           $12,860          $10,872
1/31/96            $12,477           $12,989          $10,936
2/29/96            $12,447           $12,936          $10,971
3/31/96            $12,360           $12,776          $11,028
4/30/96            $12,330           $12,731          $11,071
5/31/96            $12,335           $12,695          $11,092
6/30/96            $12,456           $12,816          $11,099
7/31/96            $12,554           $12,939          $11,120
8/31/96            $12,558           $12,939          $11,141
9/30/96            $12,681           $13,072          $11,177
10/31/96           $12,816           $13,237          $11,213
11/30/96           $13,034           $13,504          $11,234
12/31/96           $12,992           $13,444          $11,234
1/31/97            $13,032           $13,496          $11,270
2/28/97            $13,121           $13,623          $11,305
3/31/97            $13,005           $13,440          $11,333
4/30/97            $13,107           $13,540          $11,347
5/31/97            $13,282           $13,732          $11,340
6/30/97            $13,396           $13,883          $11,353
7/31/97            $13,720           $14,273          $11,367
8/31/97            $13,639           $14,135          $11,389
9/30/97            $13,767           $14,314          $11,417
10/31/97           $13,847           $14,390          $11,446
11/30/97           $13,914           $14,456          $11,439
12/31/97           $14,069           $14,685          $11,425
1/31/98            $14,212           $14,848          $11,447
2/28/98            $14,230           $14,846          $11,468
3/31/98            $14,235           $14,836          $11,490
4/30/98            $14,201           $14,754          $11,511
5/31/98            $14,398           $15,005          $11,532
6/30/98            $14,441           $15,061          $11,546
7/31/98            $14,498           $15,085          $11,559
8/31/98            $14,697           $15,347          $11,573
9/30/98            $14,895           $15,576          $11,587
10/31/98           $14,912           $15,582          $11,615
11/30/98           $14,955           $15,629          $11,615
12/31/98           $14,985           $15,677          $11,608
1/31/99            $15,147           $15,917          $11,636
2/28/99            $15,098           $15,774          $11,650
3/31/99            $15,127           $15,766          $11,685
4/30/99            $15,143           $15,809          $11,770
5/31/99            $15,039           $15,698          $11,770
6/30/99            $14,814           $15,406          $11,770
7/31/99            $14,910           $15,509          $11,805
8/31/99            $14,859           $15,452          $11,834
9/30/99            $14,918           $15,504          $11,890
10/31/99           $14,786           $15,394          $11,912
11/30/99           $14,912           $15,562          $11,919
12/31/99           $14,766           $15,481          $11,919
1/31/00            $14,784           $15,418          $11,955
2/29/00            $14,899           $15,539          $12,025
3/31/00            $15,168           $15,842          $12,124
4/30/00            $15,075           $15,763          $12,131
5/31/00            $15,067           $15,670          $12,146
6/30/00            $15,395           $16,097          $12,209
7/31/00            $15,583           $16,319          $12,237
8/31/00            $15,843           $16,572          $12,237
9/30/00            $15,820           $16,495          $12,301
10/31/00           $15,911           $16,664          $12,322
11/30/00           $15,973           $16,754          $12,329
12/31/00           $16,223           $17,147          $12,322
1/31/01            $16,416           $17,368          $12,399
2/29/01            $16,464           $17,398          $12,449
3/31/01            $16,527           $17,546          $12,477
4/30/01            $16,341           $17,330          $12,527
5/31/01            $16,536           $17,519          $12,584
6/30/01            $16,614           $17,624          $12,605
7/31/01            $16,811           $17,866          $12,570
8/31/01            $17,097           $18,171          $12,570
9/30/01            $17,072           $18,146          $12,626
10/31/01           $17,241           $18,371          $12,583
11/30/01           $17,110           $18,134          $12,562
12/31/01           $16,944           $17,941          $12,513
1/31/02            $17,216           $18,281          $12,542
2/28/02            $17,398           $18,542          $12,592
3/31/02            $16,998           $18,160          $12,662
4/30/02            $17,329           $18,581          $12,733
5/31/02            $17,463           $18,669          $12,733
6/30/02            $17,598           $18,900          $12,805


6. Source: Standard & Poor's Micropal. The Lehman Brothers Municipal 10-Year Bond Index includes bonds that have a minimum credit rating of at least Baa, a maturity of at least 10 years, and have been issued within the last 5 years as part of a deal of over $50 million. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded. Bonds will be added and the index will be updated monthly with a one-month lag.


Past performance does not guarantee future results.

FRANKLIN CALIFORNIA
TAX-EXEMPT MONEY FUND

--------------------------------------------------------------------------------
YOUR FUND'S GOAL: FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND SEEKS TO PROVIDE HIGH, CURRENT INCOME EXEMPT FROM REGULAR FEDERAL AND CALIFORNIA STATE PERSONAL INCOME TAXES WHILE SEEKING PRESERVATION OF CAPITAL AND LIQUIDITY THROUGH A PORTFOLIO CONSISTING MAINLY OF SHORT-TERM MUNICIPAL DEBT SECURITIES ISSUED IN CALIFORNIA. THE FUND IS MANAGED TO MAINTAIN A $1.00 SHARE PRICE.(1)
--------------------------------------------------------------------------------


The Fund's fiscal year began with the nation's and California's economies in decline. Although the state's economy benefited over the past several years from above-average population and employment growth, improved business diversity and a concentration of high-growth, knowledge-based industries, California experienced a significant slowdown during the year under review. Largely as a result of the uncertain economic environment, stock and bond markets were volatile as investors searched for sustained signs of economic recovery.

During the reporting period, the Federal Reserve Board (the Fed) lowered the federal funds target rate five times, from 3.75% on June 30, 2001, to 1.75% on June 30, 2002, its lowest level in more than 40 years. In November 2001, the release of positive economic numbers signaled the end of the recession, sending investors into the equity market and out of the fixed income market. Fixed income markets remained in a narrow trading





1. An investment in the Fund is not insured or guaranteed by the U.S. government or any other government entity or institution. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 58.

range from late 2001 through early 2002. Then in March 2002, Fed Chairman Alan Greenspan stated that we had seen the worst of the economic downturn and were close to a turning point. But he warned that the recovery was apt to be moderate relative to historical norms. His testimony sparked another equity market rally, and the bond market dropped. From April through June 2002, investors saw a mixture of positive and weak economic news. However, strong signs of benign inflation led to spurts of improved bond market activity. Various Fed officials indicated that they would need to see labor market improvement before they would consider tightening monetary policy (raising interest rates). Reflecting the 200 basis point decrease in the federal funds target rate over the past year, Franklin California Tax-Exempt Money Fund's seven-day yield fell from 2.26% on June 30, 2001, to 0.87% on June 30, 2002.

During the reporting period, the Fund participated in several attractive deals, including California School Cash Reserve Program Authority revenue notes, Los Angeles County TRAN, San Joaquin County TRAN TECP, and California State RAN securities. The California State issue was priced on June 18, 2002, and was issued to provide the state with cash to help it bridge fiscal years in light of a debt maturity on June 28, 2002. The issue was well-received by the market due to attractive yields relative to other California note deals, in large part because of its sheer size and supply that is yet to come. California is expected to bring another $7 billion in revenue anticipation notes later in 2002. In addition to bridging general fund cash across fiscal years, the issue will help the state with liquidity in the early part of fiscal year 2003.

The investment strategy driving Franklin California Tax-Exempt Money Fund's management emphasizes high quality and liquidity. We manage the Fund more conservatively than SEC guidelines require, to ensure the safety and stability of the Fund's principal. For example, SEC guidelines allow tax-exempt money funds to purchase first- and second-tier securities. Franklin Templeton purchases only first-tier securities for inclusion in its tax-exempt money market portfolios. Although allowed by the SEC for money market funds, we do not buy any derivative securities in our tax-exempt money funds -- we purchase only plain vanilla, short-term securities, from what we believe to be creditworthy institutions. Although our strategy may result in lower yields than those of other money market funds, we believe the increased yield offered by lower-rated and less liquid securities does not justify the added risk to shareholders.


--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of June 30, 2002, the end of the reporting period. The information provided is not a complete analysis of every aspect of any state, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------


PERFORMANCE SUMMARY
Franklin California
Tax-Exempt Money Fund
6/30/02

--------------------------------------
Seven-day effective yield(1)    10.87%

Seven-day annualized yield       0.86%

Taxable equivalent yield(2)     21.56%


1. The seven-day effective yield assumes the compounding of daily dividends.
2. Taxable equivalent yield assumes the published rates as of 12/10/01 for the maximum combined federal and California state personal income tax bracket of 44.31%, based on the federal income tax rate of 38.6%.

Annualized and effective yields are for the seven-day period ended 6/30/02. The Fund's average weighted maturity was 63 days. Yield reflects Fund expenses and fluctuations in interest rates on portfolio investments.

Past performance does not guarantee future results.

MUNICIPAL BOND RATINGS


MOODY'S

AAA: Best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA: High quality by all standards. Together with the Aaa group, they comprise what generally are known as high-grade bonds. Aa bonds are rated lower than Aaa because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements which make the long-term risks appear larger.

A: Possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA: Medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

BA: Contain speculative elements. Often the protection of interest and principal payments may be very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA: Poor standing. Such issues may be in default, or elements of danger with respect to principal or interest may be present.

CA: Obligations that are highly speculative. Such issues are often in default or have other marked shortcomings.

C: Lowest-rated class of bonds. Issues rated C can be regarded as having extremely poor prospects of ever attaining any real investment standing.


S&P

AAA: The highest rating assigned by S&P to a debt obligation and indicates the ultimate degree of protection as to principal and interest.

AA: Also qualify as high-grade obligations, and, in the majority of instances, differ from AAA issues only in a small degree.

A: Generally regarded as upper medium-grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe.

BBB: Regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC: Regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: Reserved for income bonds on which no interest is being paid.

D: In default, and payment of interest and/or repayment of principal is in arrears.

FRANKLIN CALIFORNIA TAX-FREE TRUST
Financial Highlights


FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND

                                                                              CLASS A
                                                       -------------------------------------------------------
                                                                        YEAR ENDED JUNE 30,
                                                       -------------------------------------------------------
                                                             2002       2001       2000       1999       1998
                                                       -------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................      $12.17     $11.76     $12.12     $12.47     $12.22
                                                       -------------------------------------------------------
Income from investment operations:
 Net investment income(a) ...........................         .59        .61        .61        .61        .64
 Net realized and unrealized gains (losses) .........         .15        .40       (.36)      (.26)       .37
                                                       -------------------------------------------------------
Total from investment operations ....................         .74       1.01        .25        .35       1.01
                                                       -------------------------------------------------------
Less distributions from:
 Net investment income ..............................        (.59)      (.60)      (.61)      (.63)      (.64)
 Net realized gains .................................          --         --         --(c)    (.07)      (.12)
                                                       -------------------------------------------------------
Total distributions .................................        (.59)      (.60)      (.61)      (.70)      (.76)
                                                       -------------------------------------------------------
Net asset value, end of year ........................      $12.32     $12.17     $11.76     $12.12     $12.47
                                                       =======================================================

Total return(b) .....................................       6.15%      8.73%      2.24%      2.76%      8.38%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .....................  $1,789,914 $1,665,581 $1,558,857 $1,775,212 $1,717,489
Ratios to average net assets:
 Expenses ...........................................        .61%       .61%       .60%       .60%       .60%
 Net investment income ..............................       4.74%      5.00%      5.24%      4.91%      5.11%
Portfolio turnover rate .............................      16.99%     10.09%     29.40%     15.53%     21.66%


(a)Based on average shares outstanding effective year ended June 30, 1999.
(b)Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
(c)The fund made a capital gain distribution of $.0016.

FRANKLIN CALIFORNIA TAX-FREE TRUST
Financial Highlights (CONTINUED)


FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND (CONT.)

                                                                                         CLASS B
                                                                              ------------------------------
                                                                                   YEAR ENDED JUNE 30,
                                                                              ------------------------------
                                                                                 2002      2001      2000(c)
                                                                              ------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................................    $12.21    $11.78    $11.36
                                                                              ------------------------------
Income from investment operations:
 Net investment income(a) ..................................................      .53       .54       .23
 Net realized and unrealized gains .........................................      .15       .42       .42
                                                                              ------------------------------
Total from investment operations ...........................................      .68       .96       .65
                                                                              ------------------------------
Less distributions from net investment income ..............................     (.52)     (.53)     (.23)
                                                                              ------------------------------
Net asset value, end of year ...............................................   $12.37    $12.21    $11.78
                                                                              ==============================

Total return(b) ............................................................    5.62%     8.29%     5.76%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ............................................  $56,303   $20,926    $1,884
Ratios to average net assets:
 Expenses ..................................................................    1.16%     1.16%     1.16%(d)
 Net investment income .....................................................    4.20%     4.42%     4.82%(d)
Portfolio turnover rate ....................................................   16.99%    10.09%    29.40%



(a)Based on average shares outstanding.
(b)Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.
(c)For the period February 1, 2000 (effective date) to June 30, 2000.
(d)Annualized

FRANKLIN CALIFORNIA TAX-FREE TRUST
Financial Highlights (CONTINUED)


FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND (CONT.)

                                                                               CLASS C
                                                        --------------------------------------------------
                                                                         YEAR ENDED JUNE 30,
                                                        --------------------------------------------------
                                                            2002      2001       2000      1999      1998
                                                        --------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...................    $12.26    $11.84     $12.20    $12.55    $12.29
                                                        --------------------------------------------------
Income from investment operations:
 Net investment income(a) ............................       .53       .54        .55       .55       .58
 Net realized and unrealized gains (losses) ..........       .14       .41       (.36)     (.27)      .37
                                                        --------------------------------------------------
Total from investment operations .....................       .67       .95        .19       .28       .95
                                                        --------------------------------------------------
Less distributions from:
 Net investment income ...............................      (.52)     (.53)      (.55)     (.56)     (.57)
 Net realized gains ..................................        --        --         --(c)   (.07)     (.12)
                                                        --------------------------------------------------
Total distributions ..................................      (.52)     (.53)      (.55)     (.63)     (.69)
                                                        --------------------------------------------------
Net asset value, end of year .........................    $12.41    $12.26     $11.84    $12.20    $12.55
                                                        ==================================================

Total return(b) ......................................     5.51%     8.17%      1.66%     2.16%     7.80%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ......................  $108,802   $79,803    $67,395   $80,336   $55,371
Ratios to average net assets:
 Expenses ............................................     1.16%     1.16%      1.16%     1.16%     1.16%
 Net investment income ...............................     4.19%     4.45%      4.68%     4.35%     4.55%
Portfolio turnover rate ..............................    16.99%    10.09%     29.40%    15.53%    21.66%


(a)Based on average shares outstanding effective year ended June 30, 1999.
(b)Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
(c)The fund made a capital gain distribution of $.0016.

                       See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2002

                                                                                 PRINCIPAL
 FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                  AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS 97.7%
 BONDS 93.4%
 ABAG Finance Authority for Nonprofit Corps. California Revenue, Sansum,
  5.60%, 4/01/26 ..............................................................  $ 2,750,000        $    2,780,608
 ABAG Finance Authority for Nonprofit Corps. COP,
    Lincoln Child Center Inc., California Mortgage Insured, 6.125%, 11/01/24 ..    2,055,000             2,210,399
    Lytton Gardens Inc., California Mortgage Insured, 6.00%, 2/15/30 ..........    3,500,000             3,638,355
    Odd Fellows Home, California Mortgage Insured, 6.00%, 8/15/24 .............    5,000,000             5,312,950
 ABAG Finance Authority for Nonprofit Corps. Revenue, Poway RHF Housing Inc.
  Project, Series A, California Mortgage Insured, 5.375%, 11/15/25 ............    5,145,000             5,173,915
 ABAG Revenue, Tax Allocation, RDA Pool, Series A2, FSA Insured, 6.60%,
  12/15/24 ....................................................................   10,775,000            12,076,189
 Alameda County Water District Revenue COP, Water Systems Project, FGIC Insured,
  Pre-Refunded, 6.00%, 6/01/20 ................................................    1,000,000             1,100,470
 Alameda Power and Telecommunication Electric System Revenue COP, MBIA Insured,
  5.75%, 7/01/30 ..............................................................    3,305,000             3,515,925
 Alhambra City Elementary School District GO, Series A, FSA Insured, 5.60%,
  9/01/24 .....................................................................    2,065,000             2,168,415
 Alhambra COP, Police Facilities AD No. 91-1, AMBAC Insured, 6.75%, 9/01/23 ...   10,730,000            10,974,429
 Anaheim PFAR, Local Agency, CFD, Refunding, Series A, MBIA Insured, 5.75%,
  9/01/14 .....................................................................    3,790,000             4,044,347
 Antelope Valley UHSD, GO, Series A, MBIA Insured, 5.00%, 2/01/27 .............    5,000,000             4,919,200
 Arcata Joint Powers Financing Authority Wastewater Revenue, FSA Insured,
  5.80%, 12/01/22 .............................................................    1,080,000             1,175,126
 Baldwin Park California RDA, Tax Allocation, Refunding, FSA Insured, 5.70%,
  9/01/25 .....................................................................    4,000,000             4,269,520
 Barstow RDA, Tax Allocation, Central Redevelopment Project, Series A,
  MBIA Insured, 6.25%, 9/01/22 ................................................    2,000,000             2,189,740
 Beaumont USD, COP, Refunding, Series A, FSA Insured, 5.80%, 1/01/21 ..........    1,500,000             1,625,475
 Benicia COP, Water System Project, Refunding, AMBAC Insured, 6.125%, 11/01/17     2,995,000             3,066,700
 Brea Olinda USD, GO, Series A, FGIC Insured, 5.60%, 8/01/20 ..................    1,000,000             1,065,850
 Buellton USD, GO, Series A, MBIA Insured, Pre-Refunded, 6.375%, 7/01/17 ......    2,155,000             2,198,100
 Cabrillo Community College District GO, Series C, AMBAC Insured, 5.375%,
  5/01/26 .....................................................................    5,400,000             5,555,304
 Calaveras County Water District Revenue COP, Water and Sewer System Improvement
  Project, Refunding, AMBAC Insured, 6.00%, 5/01/16 ...........................    3,950,000             4,273,071
 Calexico CRDA Revenue, Tax Allocation, Merged Central Business and Residential,
  Refunding, FSA Insured, 5.85%, 8/01/15 ......................................    1,795,000             1,878,665
 Calexico USD, CFD No. 1, Special Tax, Refunding, AMBAC Insured, 5.60%, 9/01/17    2,930,000             3,144,417
 California Community College Financing Authority Lease Revenue, Grossmont,
  Palomar, and Shasta, Series A, MBIA Insured, 5.125%, 4/01/31 ................    3,030,000             3,068,633
 California Educational Facilities Authority Revenue,
    Pomona College, Series B, 5.50%, 7/01/29 ..................................    4,455,000             4,627,319
    Pooled Facilities Program, MBIA Insured, 7.00%, 3/01/16 ...................      330,000               332,729
    Stanford University, Refunding, Series O, 5.125%, 1/01/31 .................   24,705,000            24,725,243
    Stanford University, Series N, 5.25%, 12/01/26 ............................    6,450,000             6,502,052
    Stanford University, Series N, 5.35%, 6/01/27 .............................   21,250,000            21,641,000
    Stanford University, Series N, 5.20%, 12/01/27 ............................    5,500,000             5,524,420
    Student Loan Program, Series A, MBIA Insured, 6.00%, 3/01/16 ..............    3,385,000             3,584,343
    University of Southern California, Refunding, Series C, 5.125%, 10/01/28 ..    2,000,000             1,986,980
 California Health Facilities Financing Authority Revenue,
    Catholic Healthcare West, Refunding, Series A, MBIA Insured, 6.00%, 7/01/17    5,000,000             5,621,200
    Catholic Healthcare West, Series A, 5.00%, 7/01/28 ........................   25,000,000            21,925,250
    Community Health Facilities, Series A, California Mortgage Insured, 5.80%,
     8/01/25 ..................................................................    1,270,000             1,333,348
    Kaiser Permanente, Series A, 5.40%, 5/01/28 ...............................   15,400,000            15,250,620
    Kaiser Permanente, Series B, 5.00%, 10/01/18 ..............................    5,000,000             4,933,950
    Kaiser Permanente, Series B, 5.00%, 10/01/20 ..............................    4,000,000             3,860,440

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2002 (CONT.)


                                                                                 PRINCIPAL
 FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                  AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 California Health Facilities Financing Authority Revenue, (cont.)
    Marshall Hospital, Series A, California Mortgage Insured, 5.30%, 11/01/28 .. $ 3,325,000           $ 3,292,149
    Northern California Presbyterian, 5.40%, 7/01/28 ...........................   5,000,000             4,958,600
    Orange County Health Facility, Series A, California Mortgage Insured,
     6.20%, 11/01/24 ...........................................................   3,435,000             3,715,193
    San Diego Hospital Association, Refunding, Series A, MBIA Insured,
     6.20%, 8/01/20 ............................................................   4,850,000             4,962,132
    San Diego Hospital Association, Series A, MBIA Insured, 6.20%, 8/01/12 .....   2,425,000             2,481,163
    Scripps Memorial Hospital, Series A, MBIA Insured, 6.40%, 10/01/12 .........   3,500,000             3,606,470
    Sutter Health, Series A, MBIA Insured, 5.00%, 8/15/19 ......................   1,700,000             1,712,291
    Sutter Health, Series A, MBIA Insured, 5.00%, 8/15/38 ......................   4,000,000             3,882,680
    The Help Group, CHFCLP Insured, 5.40%, 8/01/22 .............................   5,000,000             5,031,900
    True to Life A, California Mortgage Insured, 5.625%, 9/01/25 ...............   1,250,000             1,289,900
    UCSF-Stanford Health Care, Series A, FSA Insured, 5.00%, 11/15/28 ..........   9,530,000             9,364,940
 California HFAR, Home Mortgage, Series D, MBIA Insured, 6.15%, 8/01/28 ........   5,250,000             5,404,193
 California PCFA, PCR, Southern California Edison Co., Series C, MBIA
  Insured, 5.55%, 9/01/31 ......................................................   4,800,000             4,924,368
 California Public School District Financing Authority Lease Revenue,
  Southern Kern USD,
    Refunding, Series B, FSA Insured, 5.90%, 9/01/26 ...........................     235,000               255,741
    Series B, FSA Insured, ETM, 5.90%, 9/01/26 .................................   1,615,000             1,838,451
 California State Department of Water Resources Central Valley Project
  Revenue, Water System, Refunding, Series Q, MBIA Insured, 5.375%, 12/01/27 ...   1,000,000             1,028,030
 California State Department Water Resources Water Revenue, Series W,
  FSA Insured, 5.125%, 12/01/29 .................................................   5,000,000             4,996,100
 California State GO,
    5.00%, 10/01/27 ............................................................  30,790,000            29,759,459
    AMBAC Insured, 6.30%, 9/01/06 ..............................................   9,000,000            10,297,260
    FGIC Insured, Pre-Refunded, 6.00%, 5/01/20 .................................   2,990,000             3,280,030
    FSA Insured, 5.50%, 9/01/29 ................................................  34,500,000            35,688,525
    MBIA Insured, 6.00%, 8/01/16 ...............................................     210,000               229,994
    MBIA Insured, 6.00%, 10/01/21 ..............................................      65,000                66,948
    MBIA Insured, 5.00%, 8/01/29 ...............................................  20,250,000            19,866,263
    Refunding, 5.125%, 6/01/31 .................................................  25,000,000            24,427,500
    Refunding, FGIC Insured, 5.375%, 6/01/26 ...................................   5,000,000             5,107,500
 California State HFAR, Home Mortgage, Series L, MBIA Insured,
  6.40%, 8/01/27 ...............................................................   5,230,000             5,404,682
 California State Local Government Finance Authority Revenue,
  Marin Valley Mobile Country Club Park Acquisition, Senior Series A,
  FSA Insured, 5.80%, 10/01/20 .................................................   4,275,000             4,641,282
 California State Public Works  Board Lease Revenue, Department of
  Mental Health Hospital, Series A, AMBAC Insured, 5.00%,
    12/01/21 ...................................................................   4,100,000             4,074,621
    12/01/26 ...................................................................   5,675,000             5,557,244
 California State University and Colleges Student Union Revenue,
    Bakersfield, Series A, MBIA Insured, Pre-Refunded, 6.30%, 11/01/22 .........   1,310,000             1,358,522
    San Bernardino, Series B, MBIA Insured, Pre-Refunded, 6.30%, 2/01/22 .......   2,375,000             2,490,259
 California State University Foundation Revenue, Monterey Bay, MBIA Insured,
  5.35%, 6/01/31 ...............................................................   2,000,000             2,036,780
 California State University Los Angeles Auxiliary Services Inc. Revenue,
  MBIA Insured, 5.125%, 6/01/33 ................................................   3,200,000             3,192,448
 California State University Revenue and Colleges, Systemwide, Series A,
  AMBAC Insured, 5.00%, 11/01/33 ...............................................  20,000,000            19,537,600
 California State University, Fresno, Auxiliary Residence Student Project
  Revenue, MBIA Insured, Pre-Refunded, 6.25%, 2/01/17 ..........................   1,500,000             1,674,825

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2002 (CONT.)


                                                                                 PRINCIPAL
 FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                  AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 California Statewide CDA,
     COP, 5.75%, 8/01/21 ......................................................  $ 9,585,000          $ 10,122,719
     COP, Children's Hospital, Los Angeles, 5.25%, 8/15/29 ....................   12,250,000            12,074,948
     COP, FSA Insured, 5.50%, 8/15/31 .........................................    7,000,000             7,259,070
     COP, Kaiser Permanente, 5.30%, 12/01/15 ..................................    9,700,000            10,044,932
     COP, MBIA Insured, 5.00%, 4/01/18 ........................................    3,000,000             3,038,220
     MFR, Silver Ridge Apartments, Series H, FNMA Insured, 5.80%, 8/01/33 .....    2,785,000             2,907,958
     Water and Wastewater Revenue, Pooled Financing Program, Series A,
      FSA Insured, 5.00%, 10/01/32 ............................................    9,320,000             9,113,096
     Water and Wastewater Revenue, Pooled Financing Program, Series B,
      FSA Insured, 5.65%, 10/01/26 ............................................    3,420,000             3,621,609
     Water and Wastewater Revenue, Pooled Financing Program, Series B,
      FSA Insured, 5.75%, 10/01/29 ............................................    1,465,000             1,579,138
 California Statewide CDA Revenue,
     Brentwood School, Series A, FSA Insured, 5.25%, 10/01/29 .................    7,625,000             7,679,138
     COP, John Muir/Mt. Diablo Health System, MBIA Insured, 5.125%, 8/15/22 ...    5,000,000             5,010,050
 Cambria Community Services District Revenue COP, Wastewater Treatment System
  Upgrade, MBIA Insured, Pre-Refunded, 6.90%, 11/01/24 ........................    1,000,000             1,136,890
 Cambria Community Services District Water and Wastewater Revenue,
  Refunding, Series A, MBIA Insured, 6.00%, 5/01/15 ...........................    1,330,000             1,470,621
 Campbell USD, GO, FSA Insured, 5.00%, 8/01/27 ................................    7,150,000             7,039,247
 Carpinteria Sanitary District Capital Facilities Revenue, FGIC Insured,
  6.25%, 7/01/14 ..............................................................    2,485,000             2,622,222
 Castaic Lake Water Agency Revenue COP, Series A, MBIA Insured, 5.00%, 8/01/29     8,000,000             7,840,320
 Central Coast Water Authority Revenue, State Water Project Regional
  Facilities, AMBAC Insured, Pre-Refunded,
     6.50%, 10/01/14 ..........................................................    2,500,000             2,582,975
     6.60%, 10/01/22 ..........................................................    4,650,000             4,805,496
(a)Chaffey Community College District GO, Series A, FSA Insured, 5.00%,
  7/01/27 .....................................................................    5,750,000             5,654,090
 Chico PFAR, Merged Redevelopment Project Area, MBIA Insured, 5.125%, 4/01/24 .    2,790,000             2,799,319
 Chino Basin Regional Financing Authority Revenue, Municipal Water District,
  Sewer System Project, Refunding, AMBAC Insured, 6.00%, 8/01/16 ..............    2,000,000             2,180,100
 Chino COP, RDA, Water System Improvement Project, Refunding,
  AMBAC Insured, 6.20%, 9/01/18 ...............................................    3,590,000             3,817,606
 Chula Vista PFA, Local Agency Revenue, Series 1995-A, FSA Insured,
  6.125%, 9/02/14 .............................................................    3,875,000             4,372,628
 Clovis PFAR, 2001 Corp. Yard Project, AMBAC Insured, 5.00%, 3/01/27 ..........    3,265,000             3,214,752
 Coachella Valley Recreation and Park District 1915 Act, Reassessment
  District 9, MBIA Insured, Pre-Refunded, 6.20%, 9/02/16 ......................    1,500,000             1,671,000
 Contra Costa Mosquito Abatement District COP, Public Improvements Project,
  Refunding, FSA Insured, 6.25%, 2/01/06 ......................................    1,055,000             1,058,598
 Coronado CDA, Tax Allocation, Community Development Project,
  MBIA Insured, 5.375%, 9/01/26 ...............................................    2,700,000             2,776,626
 Corona-Norco USD, COP, Refunding, FSA Insured, 5.125%,
     4/15/25 ..................................................................    5,355,000             5,386,541
     4/15/29 ..................................................................    3,870,000             3,866,904
 Cucamonga County Water District COP, FGIC Insured, 5.00%, 9/01/29 ............    5,070,000             4,973,619
 Culver City USD, GO, MBIA Insured,
     5.125%, 8/01/37 ..........................................................      650,000               644,215
     5.20%, 8/01/38 ...........................................................    3,285,000             3,289,139
 Delano USD,
     COP, Refinancing Project, MBIA Insured, 5.125%, 1/01/22 ..................    1,620,000             1,657,228
     GO, Series A, FSA Insured, Pre-Refunded, 6.10%, 5/01/17 ..................    1,105,000             1,161,631

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2002 (CONT.)


                                                                                 PRINCIPAL
 FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                  AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 East Bay MUD, Water System Revenue,
     Refunding, MBIA Insured, 5.00%, 6/01/26 ..................................  $10,000,000           $ 9,862,300
     sub lien, MBIA Insured, 4.75%, 6/01/28 ...................................    3,850,000             3,636,133
 East Side UHSD, Santa Clara County, Series D, FGIC Insured, 5.75%, 9/01/17 ...    1,200,000             1,265,508
 El Dorado County Public Agency Financing Authority Revenue, FGIC Insured,
  5.50%,
     2/15/16 ..................................................................    2,250,000             2,389,725
     2/15/21 ..................................................................    3,500,000             3,671,815
 El Monte Water Authority Revenue, Water System Project, AMBAC Insured, 5.60%,
  9/01/34 .....................................................................    1,800,000             1,886,544
 Escondido Joint Powers Financing Authority Lease Revenue, AMBAC Insured,
  5.125%, 9/01/30 .............................................................    3,770,000             3,766,946
 Fairfield PFAR, Municipal Park, ID No. 1, FGIC Insured, Pre-Refunded, 6.30%,
  7/01/23 .....................................................................    4,750,000             4,845,000
 Folsom COP, Central Business District Fire Station, MBIA Insured, 5.125%,
  10/01/26 ....................................................................    2,030,000             2,034,141
 Folsom PFAR, AMBAC Insured, Pre-Refunded, 6.00%,
     10/01/08 .................................................................    2,000,000             2,063,960
     10/01/12 .................................................................    1,000,000             1,031,980
     10/01/19 .................................................................    3,400,000             3,508,732
 Foothill/Eastern Corridor Agency Toll Road Revenue, senior lien,
  Refunding, Series A, MBIA Insured, 5.00%, 1/01/35 ...........................   66,735,000            65,266,163
 Franklin-McKinley School District COP, Financing Project, Series A,
 AMBAC Insured, 5.125%, 9/01/27 ...............................................    2,765,000             2,768,290
(a)Fremont UHSD Santa Clara County GO, Series C, FSA Insured, 5.00%, 9/01/26 ..   10,000,000             9,849,000
 Fresno USD, GO,
     Refunding, Series C, MBIA Insured, 5.90%, 2/01/20 ........................    2,065,000             2,332,562
     Refunding, Series C, MBIA Insured, 5.90%, 8/01/22 ........................    3,000,000             3,384,600
     Series B, FSA Insured, ETM, 5.875%, 8/01/20 ..............................    1,190,000             1,268,766
 Fullerton University Foundation Auxiliary Organization Revenue, Series A,
 MBIA Insured, 5.75%,
     7/01/25 ..................................................................    1,250,000             1,333,200
     7/01/30 ..................................................................    1,000,000             1,063,820
 Glendale RDA, Tax Allocation, Central Glendale Redevelopment Project,
  Refunding, AMBAC Insured, 6.00%, 12/01/20 ...................................    4,775,000             5,108,486
 Glendale USD, GO, Series C, FSA Insured, 5.50%, 9/01/24 ......................    2,750,000             2,872,870
 Grossmont UHSD, COP, FSA Insured, 5.75%, 9/01/26 .............................    2,250,000             2,433,938
 Hemet USD, COP, Nutrition Center Project, FSA Insured, 5.875%, 4/01/27 .......    1,250,000             1,350,650
 Hercules COP, Capital Improvement Projects, Refunding, AMBAC Insured,
  6.00%, 6/01/15 ..............................................................    1,000,000             1,071,310
 Huntington Beach City School District COP, MBIA Insured, 5.25%, 7/01/29 ......    1,795,000             1,810,365
 Imperial Irrigation District COP, California Water Systems Project,
 AMBAC Insured, Pre-Refunded, 5.75%, 7/01/16 ..................................    5,050,000             5,734,578
 Jefferson San Mateo County UHSD, GO, Refunding, Series A, MBIA Insured, 6.45%,
     8/01/25 ..................................................................    3,045,000             3,688,104
     8/01/29 ..................................................................    3,075,000             3,742,921
 Jurupa USD, COP, FSA Insured, 5.625%, 9/01/24 ................................    1,600,000             1,693,152
 Kern Community College District COP, Refunding, MBIA Insured, 5.00%, 1/01/25 .    7,800,000             7,706,556
 Kern County High School District GO, FSA Insured, ETM, 6.625%,
     8/01/14 ..................................................................    1,535,000             1,906,224
     8/01/15 ..................................................................    1,400,000             1,742,104
 Lake Elsinore USD, COP, School Facilities Project, MBIA Insured, 5.00%,
     9/01/26 ..................................................................    1,585,000             1,563,016
     9/01/31 ..................................................................    1,505,000             1,462,168

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2002 (CONT.)


                                                                                 PRINCIPAL
 FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                  AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 Lakewood PFA, Water Revenue, FGIC Insured, 5.70%, 4/01/16 ....................  $ 2,485,000        $    2,631,491
 Lakewood RDA, Tax Allocation, Redevelopment Project No.1, Refunding,
  Series A, FSA Insured, 6.50%, 9/01/17 .......................................    3,000,000             3,082,080
 Lancaster RDA, Tax Allocation, Lancaster Redevelopment Project No.5,
  Refunding, MBIA Insured, 6.85%, 2/01/19 .....................................   11,245,000            11,456,743
 Lodi COP,
     1996 Public Improvement Financing Project, MBIA Insured, Pre-Refunded,
      5.90%, 10/01/16 .........................................................    3,605,000             4,174,698
     Wastewater Treatment Project, Refunding, AMBAC Insured, 6.70%, 8/01/26 ...    8,800,000            10,255,872
 Lodi Electric System Revenue COP, Series A, MBIA Insured, Pre-Refunded,
  5.50%, 1/15/32 ..............................................................    4,000,000             4,550,680
 Long Beach Board Financial Authority Lease Revenue, Aquarium of the South
  Pacific, Refunding, AMBAC Insured, 5.00%,
     11/01/19 .................................................................    4,000,000             4,044,320
     11/01/26 .................................................................   11,000,000            10,846,880
 Long Beach Bond Finance Authority Lease Revenue,
     Aquarium of The South Pacific, Refunding, AMBAC Insured, 5.25%, 11/01/30 .    2,000,000             2,026,920
     Public Safety Facilities Projects, AMBAC Insured, 5.00%, 11/01/26 ........    6,780,000             6,685,622
     Public Safety Facilities Projects, AMBAC Insured, 5.00%, 11/01/31 ........   10,500,000            10,277,820
 Long Beach Bond Finance Authority Tax Allocation Revenue, North Long Beach
  Redevelopment Projects, Series A, AMBAC Insured, 5.00%,
     8/01/25 ..................................................................   13,550,000            13,294,718
     8/01/31 ..................................................................   12,000,000            11,659,200
 Long Beach Harbor Revenue,
     5.125%, 5/15/18 ..........................................................    3,625,000             3,634,208
     MBIA Insured, 5.25%, 5/15/25 .............................................   25,000,000            25,009,000
 Long Beach University School District GO, Election 1999, Series C,
  MBIA Insured, 5.125%, 8/01/31 ...............................................   13,870,000            13,838,238
 Los Angeles Community College District GO, Series A, MBIA Insured,
  5.00%, 6/01/26 ..............................................................    4,000,000             3,944,920
 Los Angeles COP, San Pedro Peninsula Hospital Project, Refunding,
  AMBAC Insured, ETM, 6.25%, 5/01/15 ..........................................    5,825,000             5,883,250
 Los Angeles County Capital Assets Leasing Corp. Leasehold Revenue, Refunding,
  AMBAC Insured, 6.00%, 12/01/16 ..............................................    3,000,000             3,110,370
 Los Angeles County COP, Antelope Valley Courthouse, Series A, AMBAC
 Insured, 5.25%,
     11/01/27 .................................................................    2,500,000             2,531,775
     11/01/33 .................................................................    2,500,000             2,526,700
 Los Angeles County MTA, Sales Tax Revenue,
     Proposition A, First Tier, Refunding, Senior Series A, MBIA Insured,
      5.25%, 7/01/27 ..........................................................   27,870,000            28,069,271
     Proposition C, Refunding, Second Series A, AMBAC Insured, 5.00%, 7/01/23 .    2,400,000             2,381,496
     Proposition C, Refunding, Second Series A, FSA Insured, 4.75%, 7/01/28 ...    1,480,000             1,398,733
 Los Angeles Department of Water and Power Electric Plant Revenue,
  FGIC Insured, Pre-Refunded, 6.125%, 1/15/33 .................................   10,000,000            10,454,200
 Los Angeles Harbor Department Revenue, Series B, MBIA Insured, 6.20%, 8/01/25     2,500,000             2,792,225
 Los Angeles Mortgage Revenue, Refunding, Series I, MBIA Insured, 6.50%,
  7/01/22 .....................................................................    1,985,000             2,004,612
 Los Angeles USD, COP, Administration Building Project, Series B,
  AMBAC Insured, 5.00%, 10/01/31 ..............................................   29,025,000            28,411,412
 Los Angeles Water and Power Revenue, Power System, Refunding, Series A,
  MBIA Insured, 5.00%, 7/01/24 ................................................   12,000,000            11,826,840
 Lynwood PFA,
     Tax Allocation, Area A Project, Series A, FSA Insured, 5.85%, 9/01/18 ....    1,765,000             1,933,558
     Water Revenue, Water System Improvement Project, MBIA Insured, 5.85%,
      6/01/22 .................................................................      665,000               723,088
     Water Revenue, Water System Improvement Project, MBIA Insured, 5.90%,
      6/01/29 .................................................................    3,105,000             3,368,025
 Lynwood PFAR, Series A, AMBAC Insured, 5.75%, 9/01/18 ........................    4,000,000             4,166,480
 Mendocino County COP, Public Facilities Corp., MBIA Insured, 5.25%, 6/01/30 ..    2,680,000             2,715,001

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2002 (CONT.)


                                                                                 PRINCIPAL
 FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                  AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 Menlo Park CDA, Tax Allocation, Las Pulgas Community Development Project,
  Refunding, AMBAC Insured, 5.375%, 6/01/22 ...................................  $10,000,000          $ 10,271,700
 Metropolitan Water District Southern California Waterworks Revenue,
     Series A, MBIA Insured, 5.50%, 7/01/25 ...................................    5,000,000             5,189,750
     Series A, MBIA Insured, 5.00%, 7/01/30 ...................................    6,525,000             6,399,655
     Series C, MBIA Insured, 5.00%, 7/01/27 ...................................    2,500,000             2,444,175
 Millbrae COP, Police Department Expansion, AMBAC Insured, 5.875%, 3/01/24 ....    1,025,000             1,118,654
 Modesto Health Facilities Revenue, Memorial Hospital Association,
  Refunding, Series A, MBIA Insured, 6.00%, 6/01/18 ...........................    5,565,000             5,843,417
 Modesto Irrigation District COP, Capital Improvements, Series A,
  FSA Insured, 5.00%,
     7/01/26 ..................................................................    5,000,000             4,931,250
     7/01/31 ..................................................................    8,285,000             8,106,210
 Modesto Wastewater Treatment Facility Revenue, MBIA Insured, 5.75%, 11/01/22 .   14,375,000            15,407,844
 Montebello Community RDA, Tax Allocation,
     Housing, Series A, FSA Insured, 5.45%, 9/01/19 ...........................    1,100,000             1,156,430
     Montebello Hills Redevelopment Project, Refunding, MBIA Insured,
      5.60%, 3/01/19 ..........................................................    2,460,000             2,573,849
 Montebello COP, Capital Improvement Project, Refunding, FSA Insured, 5.375%,
  11/01/26 ....................................................................    8,715,000             8,975,491
 Morgan Hill USD, GO, FGIC Insured, 5.50%, 8/01/25 ............................    3,840,000             3,995,635
 Mount Diablo USD, CFD No. 1, Special Tax,
     AMBAC Insured, 6.25%, 8/01/14 ............................................      500,000               511,680
     FSA Insured, 6.00%, 8/01/24 ..............................................    1,000,000             1,098,320
     Refunding, AMBAC Insured, 5.75%, 8/01/15 .................................    1,000,000             1,089,480
     Refunding, AMBAC Insured, 5.75%, 8/01/16 .................................    2,270,000             2,455,141
     Refunding, AMBAC Insured, 5.375%, 8/01/19 ................................    7,290,000             7,526,342
 Murrieta Valley USD, COP, MBIA Insured, 5.00%, 8/01/27 .......................    2,380,000             2,343,134
 Natomas USD, GO, FSA Insured, 5.00%, 9/01/26 .................................    2,535,000             2,499,840
 Nevada Irrigation District Revenue COP, Cascade Bench Flume Project,
  MBIA Insured, 5.50%, 1/01/17 ................................................    4,600,000             4,889,662
 Norco RDA, Tax Allocation, Redevelopment Project Area No. 1, MBIA Insured,
  5.625%, 3/01/30 .............................................................    1,000,000             1,048,920
 North City West School Facilities Financing Authority Special Tax, Refunding,
  Series B, FSA Insured,
     5.75%, 9/01/15 ...........................................................    1,260,000             1,382,900
     6.00%, 9/01/19 ...........................................................    2,500,000             2,799,775
 Northern California Power Agency Multiple Capital Facilities Revenue,
  Series A, MBIA Insured,
     6.50%, 8/01/12 ...........................................................    2,840,000             2,907,564
     Pre-Refunded, 6.50%, 8/01/12 .............................................    2,160,000             2,212,272
 Northern California Public Power Agency Revenue, AMBAC Insured,
  Pre-Refunded, 7.50%, 7/01/23 ................................................    3,200,000             4,230,464
 Oakland Revenue, 1800 Harrison Foundation, Refunding, Series A, AMBAC
  Insured, 6.00%, 1/01/29 .....................................................   10,000,000            10,793,600
 Oceanside Community Development Commission COP, Public Parking Project,
  FSA Insured, Pre-Refunded, 7.875%, 4/01/19 ..................................    3,940,000             4,434,982
 Oceanside COP,
     Corp. Yard Project Financing, AMBAC Insured, Pre-Refunded, 7.30%, 8/01/21     4,715,000             4,832,026
     Oceanside Civic Center Project, Refunding, MBIA Insured, 5.75%, 8/01/15 ..    1,000,000             1,080,000
     Waste Reuse Association Finance Project, Series A, AMBAC Insured,
      Pre-Refunded, 6.50%, 10/01/17 ...........................................    5,000,000             5,165,950
 Oroville PFA, Tax Allocation Revenue, Oroville Redevelopment Project No. 1,
  AMBAC Insured,
     5.90%, 9/15/21 ...........................................................    1,245,000             1,337,242
     6.10%, 9/15/23 ...........................................................    2,875,000             3,190,589
 Oxnard COP, AMBAC Insured, 4.75%, 6/01/28 ....................................    1,545,000             1,459,175
 Oxnard Financing Authority Solid Waste Revenue, AMBAC Insured, 6.00%, 5/01/16     5,000,000             5,494,000

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2002 (CONT.)


                                                                                 PRINCIPAL
 FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                  AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 Oxnard UHSD, Series B, FSA Insured, ETM, 5.875%, 8/01/27 .....................  $ 3,615,000        $    3,983,115
 Palm Springs Financing Authority Lease Revenue, Refunding, Convention
  Center Project, Series A, MBIA Insured, 5.00%, 11/01/25 .....................    2,695,000             2,661,905
 Palm Springs USD, GO, Series C, MBIA Insured, Pre-Refunded, 6.125%, 2/01/20 ..      500,000               523,760
 Paramount USD, COP, Master Lease Program, FSA Insured,
  Pre-Refunded, 6.30%, 9/01/26 ................................................    4,750,000             5,445,828
 Parlier USD, GO, Series B, AMBAC Insured, 6.00%, 6/01/16 .....................    1,130,000             1,276,550
 Pasadena USD, GO, Series B, FGIC Insured, 5.25%, 7/01/24 .....................    1,000,000             1,011,050
 Peralta Community College District GO, Election of 2000, Series B,
  MBIA Insured, 5.25%, 8/01/32 ................................................    8,450,000             8,549,203
 Perris CFD, Special Tax, No.93-1, Series A, AMBAC Insured, 5.125%, 8/15/23 ...    4,000,000             4,023,120
 Petaluma COP, Refunding, Series A, AMBAC Insured, 5.625%, 8/01/13 ............    1,000,000             1,044,790
 Placer County COP,
     Administrative and Emergency Services, MBIA Insured, 5.65%, 6/01/24 ......    4,000,000             4,214,600
     Jail Kitchen Project, MBIA Insured, Pre-Refunded, 6.90%, 10/01/21 ........    3,745,000             4,242,261
 Placer County Water Agency COP, FSA Insured, 5.90%, 7/01/25 ..................    2,350,000             2,503,502
 Pleasant Hill RDA, Tax Allocation, Pleasant Hill Commons Project, Refunding,
  FSA Insured, 6.90%, 7/01/21 .................................................    5,500,000             5,718,020
 Porterville COP,
     Sewer System and Improvement Project, Refunding, AMBAC Insured, 6.30%,
      10/01/18 ................................................................   11,010,000            11,347,897
     Sewer System Refining Project, Refunding, AMBAC Insured, 5.25%, 10/01/23 .    3,000,000             3,033,960
 Poway RDA, Tax Allocation,
     Paguay Redevelopment Project, AMBAC Insured, 5.00%, 12/15/25 .............    9,195,000             9,082,177
     Refunding, MBIA Insured, 5.75%, 6/15/33 ..................................   11,475,000            12,226,268
 Rancho Cucamonga RDA, Tax Allocation, Rancho Redevelopment Project,
     Housing Set Aside, MBIA Insured, 5.25%, 9/01/26 ..........................    2,000,000             2,015,540
     Refunding, FSA Insured, 5.25%, 9/01/20 ...................................    2,500,000             2,549,675
 Redding Joint Powers Financing Authority Lease Revenue, Civic Center Project,
  Series A, MBIA Insured,
     5.75%, 3/01/19 ...........................................................    3,090,000             3,316,095
     5.25%, 3/01/26 ...........................................................       75,000                75,542
 Redding RDA, Tax Allocation, Hilltop Cypress Redevelopment Notes, Series C,
  FSA Insured, 6.00%, 9/01/22 .................................................    2,120,000             2,250,846
 Redlands USD, Series B, FSA Insured, 6.25%, 6/01/19 ..........................    2,115,000             2,275,613
 Redwood City PFA, Local Agency Revenue, Series A, AMBAC Insured, 6.50%,
  7/15/11 .....................................................................    1,270,000             1,291,057
 Ripon RDA, Tax Allocation, Community Redevelopment Project, MBIA Insured,
  5.85%, 11/01/30 .............................................................    3,975,000             4,284,573
 Riverside County COP, Historic Courthouse, MBIA Insured, 5.875%, 11/01/27 ....    3,000,000             3,261,480
 Riverside RDA, Lease Revenue, Series A, AMBAC Insured,
     6.375%, 10/01/23 .........................................................   12,540,000            13,807,418
     6.50%, 10/01/24 ..........................................................    2,000,000             2,219,220
 Rowland USD, GO, Series A, FSA Insured, 5.25%, 9/01/25 .......................    5,685,000             5,792,219
 Sacramento Area Flood Control Agency Special Assessment,
     Capital AD No. 2, FGIC Insured, 5.80%, 11/01/16 ..........................    1,000,000             1,096,060
     Operation and Maintenance, FGIC Insured, 5.80%, 11/01/16 .................    1,475,000             1,616,689
     Operation and Maintenance, FGIC Insured, 5.90%, 11/01/25 .................    2,690,000             2,915,126
 Sacramento City Financing Authority Revenue,
     Capital Improvement, Series A, AMBAC Insured, 5.00%, 12/01/26 ............    6,395,000             6,305,982
     Capital Improvement, Series A, AMBAC Insured, 5.00%, 12/01/32 ............   21,500,000            21,038,610
    (a)City Hall and Redevelopment Projects, Series A, FSA Insured, 5.00%,
     12/01/28 .................................................................    7,500,000             7,370,100
 Sacramento County Airport System Revenue, Series A, MBIA Insured, 6.00%,
  7/01/17 .....................................................................    5,920,000             6,474,882
 Sacramento MUD, Electric Revenue, Series J, AMBAC Insured, 5.50%, 8/15/21 ....    8,485,000             8,910,692

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2002 (CONT.)


                                                                                 PRINCIPAL
 FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                  AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 Salida Area Public Facilities Financing Agency, CFD, Special Tax No. 1988-1,
  FSA Insured, 5.75%, 9/01/30 .................................................  $ 3,435,000        $    3,653,397
 Salida USD, COP, Financing Project, AMBAC Insured, 5.375%, 5/01/26 ...........    1,645,000             1,659,821
 San Bernardino County COP, 1997 Public Improvement Financing Project,
  MBIA Insured, 5.25%, 10/01/25 ...............................................    7,000,000             7,066,570
 San Bernardino County Mortgage Revenue, Don Miguel Apartments Project,
  Refunding, MBIA Insured, 6.40%, 3/01/25 .....................................    5,680,000             5,740,662
 San Bernardino RDA, Capital Appreciation, Series B, AMBAC Insured, 7.70%,
  1/10/09 .....................................................................    1,337,852             1,342,562
 San Buenaventura Public Facilities Financing Authority Lease Revenue,
  Refunding, FSA Insured, 5.75%, 6/01/14 ......................................    2,250,000             2,426,310
 San Carlos School District GO, MBIA Insured, 5.50%, 10/01/24 .................    2,110,000             2,206,237
 San Diego Community College District COP, Series 1991, MBIA Insured, 6.50%,
  12/01/12 ....................................................................    2,000,000             2,047,960
 San Diego IDR, San Diego Gas and Electric, Custodial Receipts, Series A, AMBAC
 Insured, 6.40%, 9/01/18 ......................................................    1,650,000             1,694,880
 San Diego Mortgage Revenue,
 University Canyon North, Refunding, Series A, MBIA Insured, 5.125%, 7/01/03 ..       30,000                30,679
 San Diego Public Facilities Financing Authority Sewer Revenue,
  Series B, FGIC Insured, 5.25%, 5/15/27 ......................................    2,950,000             2,973,482
 San Francisco BART, District Sales Tax Revenue,
     FGIC Insured, 5.50%, 7/01/26 .............................................    6,500,000             6,777,225
     FGIC Insured, 5.50%, 7/01/34 .............................................   12,000,000            12,560,400
     Refunding, AMBAC Insured, 5.00%, 7/01/28 .................................    8,000,000             7,862,880
 San Francisco City and County Airport Commission International Airport Revenue,
     Issue 5, Second Series, FGIC Insured, 6.50%, 5/01/24 .....................    6,900,000             7,430,955
     Issue 8A, Second Series, FGIC Insured, 6.25%, 5/01/20 ....................    3,500,000             3,731,875
     Issue 9B, Second Series, FGIC Insured, Pre-Refunded, 6.00%, 5/01/25 ......    6,400,000             7,166,336
     Issue 11, Second Series, FGIC Insured, Pre-Refunded, 6.00%, 5/01/11 ......    2,105,000             2,347,791
     Issue 16A, Second Series, FSA Insured, 5.00%, 5/01/29 ....................   10,000,000             9,600,000
     Refunding, Second Series-28A, MBIA Insured, 5.125%, 5/01/24 ..............    9,745,000             9,611,981
     Refunding, Second Series-28A, MBIA Insured, 5.125%, 5/01/27 ..............   16,575,000            16,153,498
 San Francisco City and County Public Utilities Commission Water Revenue,
  Refunding, Series A, FSA Insured, 5.00%, 11/01/31 ...........................    2,885,000             2,823,953
 San Francisco City and County Sewer Revenue, Refunding, AMBAC Insured,
  6.00%, 10/01/11 .............................................................    2,000,000             2,059,940
 San Francisco Community College District GO, Series A, FGIC Insured,
  5.00%, 6/15/26 ..............................................................    6,000,000             5,910,060
 San Francisco State University Foundation Inc. Auxiliary Organization Revenue,
  Housing, MBIA Insured, 5.00%, 9/01/31 .......................................   13,415,000            13,125,907
 San Gabriel USD, COP, Facilities Development Program, Series A, FSA Insured,
  Pre-Refunded, 6.00%, 9/01/15 ................................................    1,000,000             1,137,370
 San Jacinto USD, COP, Refunding Project, AMBAC Insured, Pre-Refunded, 6.50%,
  10/01/23 ....................................................................    3,000,000             3,099,570
 San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
     Refunding, Series A, MBIA Insured, 5.375%, 1/15/29 .......................   18,075,000            18,418,244
     Refunding, Series A, MBIA Insured, 5.25%, 1/15/30 ........................   11,860,000            11,937,920
     senior lien, MBIA Insured, 5.00%, 1/01/33 ................................   10,035,000             9,744,587
 San Jose MFHR, Sixth and Martha Family Apartments, FNMA Insured, 5.875%,
  3/01/33 .....................................................................    3,500,000             3,627,575
 San Leandro COP, Library and Fire Stations Financing, AMBAC Insured, 5.75%,
  11/01/29 ....................................................................    5,000,000             5,380,700
 San Marcos Public Facilities Authority Revenue,
     Public Improvement Civic Center, Refunding, Series A, MBIA Insured,
      4.875%, 8/01/31 .........................................................    7,770,000             7,449,332
     Senior Tax Increment Project Area-3-A, MBIA Insured, 5.75%, 10/01/29 .....    5,340,000             5,710,596
     Senior Tax Increment Project Area-3-A, MBIA Insured, 5.80%, 10/01/30 .....    7,800,000             8,372,442
 San Ramon COP, Central Park Expansion Project, FSA Insured, Pre-Refunded,
  7.20%, 2/01/25 ..............................................................    5,110,000             5,777,673
 Sanger PFAR, Utility System Financing, Series A, AMBAC Insured, Pre-Refunded,
  5.70%, 1/01/22 ..............................................................    5,935,000             6,694,799
 Santa Ana COP, Parking Facilities Project, Refunding, Series A, AMBAC
  Insured, 6.125%, 6/01/16 ....................................................    3,250,000             3,426,865
 Santa Ana Financing Authority Water Revenue, MBIA Insured, 6.125%, 9/01/24 ...    1,000,000             1,059,560

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2002 (CONT.)

                                                                                 PRINCIPAL
 FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                  AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 Santa Barbara COP, Municipal Improvement Program, AMBAC Insured,
  Pre-Refunded, 6.15%, 8/01/17 ................................................  $ 3,575,000        $    3,660,550
 Santa Clara County Financing Authority Lease Revenue, Refunding, Series A,
  AMBAC Insured, 5.00%, 11/15/22 ..............................................    3,950,000             3,929,776
 Santa Cruz County COP, Sub-Joint Wastewater Treatment Project, AMBAC Insured,
  6.20%, 9/01/19 ..............................................................      475,000               512,435
 Santa Fe Springs PFA, Water Revenue, Series A, MBIA Insured, 5.90%,
     5/01/21 ..................................................................      900,000               973,872
     5/01/26 ..................................................................    1,190,000             1,281,071
 Santa Fe Springs RDA, Consolidated, Tax Allocation, Series A, MBIA Insured,
  Pre-Refunded, 6.40%, 9/01/22 ................................................    4,255,000             4,370,736
 Santa Margarita/Dana Point Authority Revenue, ID 3, 3A, 4, and 4A, Refunding,
  Series B, MBIA Insured, 5.75%, 8/01/20 ......................................   23,000,000            24,241,310
 Santa Monica Community College District GO, Series B, AMBAC Insured,
  5.75%, 7/01/20 ..............................................................    1,495,000             1,590,321
 Santa Rosa High School District GO,
     FGIC Insured, 5.90%, 5/01/16 .............................................    1,000,000             1,064,540
     Refunding, FSA Insured, 5.75%, 5/01/18 ...................................    1,050,000             1,108,244
 Santa Rosa Wastewater Revenue, Series B, FGIC Insured, 5.125%, 9/01/31 .......    4,000,000             3,978,720
 Santa Rosa Wastewater Service Facilities District Revenue, Refunding and
  Improvement, AMBAC Insured, 6.00%, 7/02/15 ..................................    2,000,000             2,335,840
 Sonoma CDA Tax Allocation, Redevelopment Project, MBIA Insured, 5.70%,
  12/01/30 ....................................................................    3,455,000             3,651,486
 Sonoma Valley USD, GO, FSA Insured, 6.00%, 7/15/21 ...........................    2,400,000             2,644,704
 South Gate COP, Series A, AMBAC Insured, 5.00%, 9/01/24 ......................    3,155,000             3,121,431
 South Gate PFAR, Tax Allocation, Redevelopment Project No. 1, AMBAC Insured,
 5.875%, 9/01/24 ..............................................................    2,500,000             2,600,850
 South Orange County PFA, Special Tax Revenue, senior lien, Refunding,
  Series A, MBIA Insured,
     6.20%, 9/01/13 ...........................................................   13,500,000            14,420,700
     6.00%, 9/01/18 ...........................................................    3,250,000             3,464,273
 South San Francisco COP, 5.00%, 4/01/29 ......................................    2,000,000             1,906,340
 Southern Mono Health Care District GO, Series A, MBIA Insured, 5.00%, 8/01/24     3,005,000             2,973,177
 Stanislaus County Board of Education COP, FSA Insured, 5.70%, 9/01/24 ........    2,000,000             2,116,060
 Stockton COP, Wastewater System Project, Refunding, AMBAC Insured, 5.75%,
  9/01/23 .....................................................................    6,500,000             6,700,005
 Stockton Port District Port Facilities Revenue, Refunding and Improvement,
  Series B, FSA Insured, 5.90%, 7/01/12 .......................................    3,520,000             3,898,118
 Stockton Revenue COP, Wastewater System Project, Refunding, Series A,
  MBIA Insured, 5.00%, 9/01/23 ................................................    6,500,000             6,449,235
 Suisun City RDA, Tax Allocation, Suisun City Redevelopment
  Project, Refunding, MBIA Insured, 5.625%, 10/01/13 ..........................    4,260,000             4,466,695
 Sunnyvale RDA, Tax Allocation, Central Core Project, Refunding,
  AMBAC Insured, 6.50%, 10/01/22 ..............................................    2,785,000             2,817,696
 Susanville PFAR, MBIA Insured, 5.70%,
  6/01/30 .....................................................................    3,000,000             3,179,250
 Tahoe-Truckee Joint USD, Series B, FGIC Insured, 5.95%, 9/01/20 ..............    3,620,000             3,941,999
 Tahoe-Truckee USD, GO, Improvement District
 No. 2, Series A, FGIC Insured, Pre-Refunded, 5.75%, 8/01/20 ..................    4,340,000             5,046,552
 Tehachapi Water and Sewer Revenue, Refunding, MBIA Insured, 6.75%, 11/01/20 ..    2,000,000             2,240,880
 Thousand Oaks RDA, Tax Allocation, Thousand Oaks Boulevard Redevelopment,
  Refunding, MBIA Insured, 5.375%, 12/01/25 ...................................    2,390,000             2,450,132
 Tri-City Hospital District Revenue,
     MBIA Insured, 6.00%, 2/01/22 .............................................    2,350,000             2,353,596
     Refunding, Series A, MBIA Insured, 5.625%, 2/15/17 .......................    2,750,000             2,917,860
 Truckee PFA, Lease Revenue, Series A, AMBAC, 6.00%, 11/01/30 .................    1,990,000             2,196,602
 Turlock Auxiliary Organization Revenue COP, California State University,
  Stanislaus Foundation, MBIA Insured, 5.875%, 6/01/22 ........................    2,000,000             2,161,880
 Turlock PFA, Sewer Revenue, FGIC Insured, 5.50%, 9/15/29 .....................    6,855,000             7,115,421

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2002 (CONT.)


                                                                                 PRINCIPAL
 FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                  AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 Union City CRDA, Tax Allocation Revenue, Community Redevelopment Project,
  AMBAC Insured, 5.75%,
     10/01/22 .................................................................  $ 6,200,000        $    6,475,900
     10/01/32 .................................................................   14,100,000            15,011,847
 University of California Revenue, Multiple Purpose Projects, Series H,
  FGIC Insured, 5.50%, 9/01/28 ................................................    2,500,000             2,607,875
 University Revenues, Multi Purpose, Series K, 5.00%, 9/01/23 .................    3,160,000             3,115,128
 Upland COP,
     Police Building Project, Refunding, AMBAC Insured, 6.60%, 8/01/16 ........    3,985,000             4,079,166
     Water System Improvement Project, FGIC Insured, 6.60%, 8/01/16 ...........    2,385,000             2,441,358
 Vacaville PFA Tax Allocation Revenue, Vacaville Redevelopment Projects,
  FSA Insured, 5.00%, 9/01/31 .................................................    5,095,000             4,987,445
 Vallejo Revenue, Water Improvement Project, Refunding, Series A, FSA Insured,
  5.875%, 5/01/26 .............................................................   12,500,000            13,422,625
 Vista USD, GO, Series A, FSA Insured, 5.25%, 8/01/25 .........................    5,000,000             5,060,300
 Washington Township Hospital District Revenue, HealthCare District Revenue,
     5.00%, 7/01/18 ...........................................................    2,000,000             1,940,020
     5.125%, 7/01/23 ..........................................................      450,000               435,119
 Washington USD, GO, Yolo County Election of 1999, Series A, FGIC Insured,
  5.375%, 8/01/25 .............................................................    2,045,000             2,106,677
 Waugh School District Special Tax GO, Corona/Ely CFD No.1, AMBAC Insured,
  5.80%, 9/01/26 ..............................................................    5,640,000             6,020,418
 West Basin Municipal Water District Revenue COP, 1992 Project, Refunding,
  Series A, AMBAC Insured, 5.50%, 8/01/17 .....................................    3,370,000             3,571,829
 West Sacramento Financing Authority Revenue, MBIA Insured, Pre-Refunded,
  6.25%, 9/01/16 ..............................................................    4,185,000             4,666,024
 William S. Hart Joint School Financing Authority Special Tax Revenue,
  Community Facilities, Refunding, FSA Insured, 6.60%, 9/01/18 ................    1,285,000             1,456,470
 William S. Hart USD, COP, School Project, MBIA Insured, 6.00%, 9/01/30 .......    7,015,000             7,786,580
 Windsor Joint Powers Financing Authority Wastewater Revenue, Refunding,
  Series A, AMBAC Insured, 6.125%, 12/15/12 ...................................      750,000               834,045
 Yucaipa-Sweetwater School Facilities Financing Authority Special Tax Revenue,
  Sweetwater, Series A, MBIA Insured, 5.70%, 9/01/19 ..........................    4,000,000             4,227,440
                                                                                                    --------------
 TOTAL BONDS (COST $1,747,391,263) ............................................                      1,824,933,218
                                                                                                    --------------
 ZERO COUPON BONDS 4.3%
 California HFAR, Home Mortgage, Series N, AMBAC Insured, 8/01/31 .............    5,000,000             3,295,950
 Corona-Norco USD, GO,
     Series B, FSA Insured, 9/01/23 ...........................................    2,320,000               723,933
     Series B, FSA Insured, 9/01/24 ...........................................    2,620,000               770,437
     Series B, FSA Insured, 3/01/25 ...........................................    1,400,000               399,588
     Series C, FGIC Insured, 9/01/25 ..........................................    4,655,000             1,291,530
     Series C, FGIC Insured, 9/01/26 ..........................................    6,080,000             1,594,541
 Foothill/Eastern Corridor Agency Toll Road Revenue, Capital Appreciation,
  Refunding, MBIA Insured,
    1/15/17 ...................................................................   20,000,000             9,296,600
    1/15/18 ...................................................................   25,000,000            10,878,750
    1/15/19 ...................................................................    5,970,000             2,431,044
(a)Fullerton School District GO, Capital Appreciation, Series A, FGIC Insured,
  8/01/23 .....................................................................    3,030,000               948,269
 Lancaster School District GO, Capital Appreciation, Election of 1999,
  MBIA Insured,
    8/01/25 ...................................................................    5,495,000             1,532,665
    7/01/26 ...................................................................    5,965,000             1,576,311
 Newark USD, GO, Capital Appreciation,
     Series B, FGIC Insured, 8/01/24 ..........................................    9,905,000             2,717,140
     Series C, FSA Insured, 8/01/22 ...........................................    2,165,000               691,956

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2002 (CONT.)

                                                                                 PRINCIPAL
 FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                  AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 ZERO COUPON BONDS (CONT.)
 Newark USD, GO, Capital Appreciation, (cont.)
    Series C, FSA Insured, 8/01/23 ............................................  $ 2,465,000        $      737,355
    Series C, FSA Insured, 8/01/24 ............................................    2,560,000               720,563
    Series C, FSA Insured, 8/01/25 ............................................    2,705,000               717,014
 Patterson Joint USD, GO, Series A, FGIC Insured,
    8/01/22 ...................................................................    1,900,000               631,769
    8/01/23 ...................................................................    1,985,000               622,258
    8/01/24 ...................................................................    2,075,000               612,997
    8/01/25 ...................................................................    2,170,000               605,256
    8/01/26 ...................................................................    2,265,000               596,352
 San Bernardino County SFMR, Series A, GNMA Secured, ETM, 5/01/22 .............   28,405,000             9,649,463
 San Gabriel USD GO, Capital Appreciation Bonds, Series A, FSA Insured,
    8/01/26 ...................................................................    3,530,000               918,577
    2/01/27 ...................................................................    1,850,000               454,675
 San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
  Capital Appreciation, Refunding, Series A, MBIA Insured, 1/15/26 ............   13,155,000             3,529,092
 San Marino USD, GO, Series A, MBIA Insured, 7/01/25 ..........................    6,080,000             1,703,677
 Santa Ana USD, COP, Capital Appreciation Financing Project, FSA Insured,
  4/01/24 .....................................................................   14,245,000             4,286,463
 Southern Kern USD, COP, Convertible Capital Appreciation Building Program,
  Series B, FSA Insured, 9/01/26 ..............................................    2,250,000             1,850,963
 Southern Mono Health Care District Revenue, Capital Appreciation Bonds,
  Series A, MBIA Insured,
    8/01/28 ...................................................................    2,340,000               534,924
    8/01/29 ...................................................................    2,440,000               525,698
    8/01/30 ...................................................................    2,550,000               519,129
    8/01/31 ...................................................................    2,660,000               510,241
 Union Elementary School District GO, Capital Appreciation,
    Series A, FGIC Insured, 9/01/24 ...........................................    2,000,000               588,120
    Series B, FGIC Insured, 9/01/25 ...........................................    5,500,000             1,526,965
    Series B, FGIC Insured, 9/01/26 ...........................................    5,850,000             1,533,110
 Vista USD, GO, Capital Appreciation, Series A, FSA Insured,
    8/01/26 ...................................................................    7,150,000             1,882,524
    2/01/27 ...................................................................    4,795,000             1,225,027
 Western Placer USD, Financing Corp. COP, Convertible Capital Appreciation,
  zero cpn. to 11/01/05, 5.55% thereafter, 11/01/30 ...........................   11,890,000             9,746,352
                                                                                                    --------------
 TOTAL ZERO COUPON BONDS (COST $63,106,247) ...................................                         84,377,278
                                                                                                    --------------
 TOTAL LONG TERM INVESTMENTS (COST $1,810,497,510) ............................                      1,909,310,496
                                                                                                    --------------
(b)SHORT TERM INVESTMENTS 1.4%
 California Statewide CDA Revenue, COP, Sutter Health Obligated Group,
  AMBAC Insured, Daily VRDN and Put, 1.75%, 7/01/15 ...........................    1,950,000             1,950,000
 Irvine 1915 Act,
    AD No. 89-10, Daily VRDN and Put, 1.75%, 9/02/15 ..........................    2,800,000             2,800,000
    AD No. 94-13, Daily VRDN and Put, 1.75%, 9/02/22 ..........................    1,100,000             1,100,000
    Special Assessment, AD No. 87-8, Daily VRDN and Put, 1.75%, 9/02/24 .......    5,600,000             5,600,000
    Special Assessment, AD No. 94-15, Daily VRDN and Put, 1.75%, 9/02/20 ......    4,000,000             4,000,000
    Special Assessment, AD No. 97-13, Daily VRDN and Put, 1.75%, 9/02/23 ......      400,000               400,000
 Irvine Ranch Water District GO, ID No. 284, Series A, Daily VRDN and Put,
  1.75%, 11/15/13 .............................................................      800,000               800,000
 Irvine Ranch Water District Revenue, Nos. 140, 105, and 250, Daily VRDN and
  Put, 1.75%, 4/01/33 .........................................................    1,500,000             1,500,000

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2002 (CONT.)


                                                                                 PRINCIPAL
 FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                  AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------
(b)SHORT TERM INVESTMENTS (CONT.)
 Los Angeles Department of Water and Power Waterworks Revenue, Sub Series B-2,
  Weekly VRDN and Put, 1.70%, 7/01/35 .........................................  $   300,000        $      300,000
 Metropolitan Water District Southern California Waterworks Revenue, Series C-1,
  Daily VRDN and Put, 1.95%, 7/01/36 ..........................................    2,500,000             2,500,000
 Orange County Sanitation Districts COP, Refunding,
     Series A, Daily VRDN and Put, 1.75%, 8/01/29 .............................      500,000               500,000
     Series B, Daily VRDN and Put, 1.75%, 8/01/30 .............................    6,600,000             6,600,000
                                                                                                    --------------
 TOTAL SHORT TERM INVESTMENTS (COST $28,050,000) ..............................                         28,050,000
                                                                                                    --------------
 TOTAL INVESTMENTS (COST $1,838,547,510) 99.1% ................................                      1,937,360,496
                                                                                                    --------------
 OTHER ASSETS, LESS LIABILITIES .9% ...........................................                         17,657,777
                                                                                                    --------------
 NET ASSETS 100.0% ............................................................                     $1,955,018,273
                                                                                                    ==============



See glossary of terms on page 62.

(a)Sufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.
(b)Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

                       See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE TRUST
Financial Highlights


FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND

                                                                        YEAR ENDED JUNE 30,
                                                        --------------------------------------------------
                                                            2002      2001       2000      1999      1998
                                                        --------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...................    $11.25    $10.92     $11.02    $11.24    $10.93
                                                        --------------------------------------------------
Income from investment operations:
 Net investment income(a) ............................       .47       .51        .52       .51       .53
 Net realized and unrealized gains (losses) ..........       .17       .34       (.10)     (.21)      .31
                                                        --------------------------------------------------
Total from investment operations .....................       .64       .85        .42       .30       .84
Less distributions from net investment income ........      (.48)     (.52)      (.52)     (.52)     (.53)
                                                        --------------------------------------------------
Net asset value, end of year .........................    $11.41    $11.25     $10.92    $11.02    $11.24
                                                        ==================================================

Total return(b) ......................................     5.80%     7.86%      3.95%     2.63%     7.76%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ......................  $324,061  $224,156   $186,880  $192,547  $155,664
Ratios to average net assets:
 Expenses ............................................      .68%      .60%       .60%      .60%      .52%
 Expenses excluding waiver and payments by affiliate .      .70%      .72%       .74%      .75%      .78%
 Net investment income ...............................     4.13%     4.56%      4.79%     4.50%     4.76%
Portfolio turnover rate ..............................    12.05%     8.02%     10.29%     5.48%     9.58%



(a)Based on average shares outstanding effective year ended June 30, 1999.
(b)Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

                       See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2002


                                                                                   PRINCIPAL
 FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                         AMOUNT                 VALUE
---------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS 99.2%
 BONDS 94.5%
 ABAG Finance Authority for Nonprofit Corps. COP,
    5.75%, 8/01/03 .............................................................  $  305,000            $    318,167
    Easter Seal Society for the Redwood Coast, California Mortgage Insured,
     5.50%, 6/01/03 ............................................................     225,000                 233,111
    Partner North County Health Project, 5.50%, 3/01/06 ........................     630,000                 657,487
    Rhoda Haas Goldman Plaza, California Mortgage Insured, 5.125%, 5/15/15 .....   3,000,000               3,072,960
 ABAG Finance Corp. COP, ABAG XXVI, Series B, 6.40%, 10/01/03 ..................     100,000                 105,289
 ABAG Revenue, Refunding, Series A-E,
    5.00%, 9/15/06 .............................................................     610,000                 624,750
    5.05%, 9/15/07 .............................................................     620,000                 634,731
    5.40%, 9/15/14 .............................................................   2,455,000               2,506,653
 ABAG Water and Wastewater Revenue, Pooled Financing Program, Series A,
  FSA Insured, 5.00%, 10/01/10 .................................................   3,035,000               3,319,137
 Alameda County COP, Series 1994,
    5.80%, 4/01/03 .............................................................     420,000                 433,658
    5.90%, 4/01/04 .............................................................     440,000                 468,556
 Alameda-Contra Costa Transportation District COP, Refunding, AMBAC Insured,
    4.375%, 8/01/14 ............................................................   1,330,000               1,341,970
    4.50%, 8/01/16 .............................................................   1,705,000               1,696,151
 Antelope Valley, UHSD, Series A, MBIA Insured,
    4.50%, 8/01/13 .............................................................   1,230,000               1,267,884
    4.625%, 8/01/14 ............................................................   1,250,000               1,291,038
 Antioch PFA, Reassessment Revenue, sub. lien, Series B,
    5.00%, 9/02/03 .............................................................   1,860,000               1,898,093
    5.20%, 9/02/05 .............................................................   2,055,000               2,117,267
    5.40%, 9/02/07 .............................................................   1,145,000               1,181,823
 Auburn COP, Civic Center Project, Refunding,
    5.60%, 9/01/02 .............................................................      75,000                  75,417
    5.70%, 9/01/03 .............................................................      80,000                  83,614
    5.75%, 9/01/04 .............................................................      80,000                  84,766
 Bakersfield Central District Revenue RDA, Tax Allocation, Downtown Bakersfield
  Redevelopment, ETM, 6.20%, 4/01/03 ...........................................     330,000                 341,682
 Brentwood Infrastructure Financing Authority Infrastructure Revenue, CIFP 94-1,
    5.30%, 9/02/08 .............................................................     990,000               1,020,304
    5.35%, 9/02/09 .............................................................     765,000                 788,294
    5.40%, 9/02/10 .............................................................     990,000               1,013,542
    5.45%, 9/02/11 .............................................................     990,000               1,012,859
    5.50%, 9/02/12 .............................................................     985,000               1,003,351
(a)Burbank Electric Revenue, MBIA Insured, 4.00%, 6/01/12 ......................   1,000,000               1,001,600
(a)Burbank USD, GO, Election of 1997, Series C, FGIC Insured, 4.00%, 8/01/12 ...   2,500,000               2,504,050
(a)Burbank Water and Electric Revenue, MBIA Insured, 4.00%, 6/01/11 ............   1,000,000               1,011,200
 Burbank Water and Power Electric Revenue, MBIA Insured, 4.00%, 6/01/11 ........   5,045,000               5,047,169
 California Educational Facilities Authority Revenue,
    Pooled College and University Financing, Refunding, Series B, 5.90%, 6/01/03   1,105,000               1,146,758
    Pooled College and University Projects, Series B, 6.125%, 4/01/13 ..........   1,000,000               1,091,580
    Stanford University, Refunding, Series R, 4.00%, 11/01/11 ..................   1,000,000               1,011,620
 California GO, 5.00%, 2/01/13 .................................................   2,250,000               2,368,890
 California Health Facilities Authority Revenue, Kaiser Permanente Medical,
  5.45%, 10/01/13 ..............................................................   1,000,000               1,002,610

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2002 (CONT.)

                                                                                   PRINCIPAL
 FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                         AMOUNT                 VALUE
---------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 California Health Facilities Financing Authority Revenue,
    Kaiser Permanente, Series B, 5.25%, 10/01/13 ...............................  $5,000,000            $  5,209,150
    Kaiser Permanente, Series B, 5.25%, 10/01/14 ...............................   2,000,000               2,072,640
    Kaiser Permanente, Series B, 5.25%, 10/01/16 ...............................   3,850,000               3,921,880
    San Diego Hospital Association, Series B, MBIA Insured, 5.60%, 8/01/03 .....     100,000                 102,320
    Sutter Health, Refunding, Series A, MBIA Insured, 5.875%, 8/15/16 ..........   3,750,000               4,092,975
    The Episcopal Home, 4.625%, 2/01/12 ........................................   1,350,000               1,353,686
    The Episcopal Home, 4.75%, 2/01/13 .........................................   1,200,000               1,204,536
 California HFAR, SFM Purchase, Class III, Series A-1, MBIA Insured,
  5.70%, 8/01/11 ...............................................................   1,565,000               1,668,055
 California State Department of Water Resources Central Valley Project Revenue,
  Water System, Refunding, Series S, 5.00%, 12/01/19 ...........................   4,000,000               4,010,680
 California State GO,
    5.25%, 6/01/16 .............................................................   2,000,000               2,067,780
    Refunding, 5.00%, 12/01/05 .................................................   7,000,000               7,563,850
    Refunding, 5.00%, 11/01/12 .................................................   2,000,000               2,127,080
    Refunding, MBIA Insured, 5.00%, 2/01/18 ....................................   1,175,000               1,190,064
    Veterans, Series B, 5.00%, 12/01/12 ........................................   2,000,000               2,037,680
    Veterans, Series B, 5.25%, 12/01/15 ........................................   2,310,000               2,340,885
    Veterans, Series B, 5.375%, 12/01/16 .......................................     605,000                 610,996
 California State Public Works Board Lease Revenue,
    Department of Corrections, Coalinga State Prison, Series B, MBIA Insured,
     5.50%, 12/01/08 ...........................................................   1,000,000               1,061,780
    Department of Forestry and Fire Protection, Series A, 4.875%, 10/01/18 .....   1,325,000               1,328,922
    Various Community College Projects, Refunding, Series C, 5.50%, 9/01/09 ....   1,555,000               1,698,122
 California Statewide CDA, COP,
    California Lutheran Homes, ETM, 5.375%, 11/15/06 ...........................   1,000,000               1,115,130
    Kaiser Permanente, 5.30%, 12/01/15 .........................................   2,000,000               2,071,120
    St. Joseph Health System Obligation Group, 5.25%, 7/01/11 ..................   1,005,000               1,064,406
    St. Joseph Health System, Refunding, 5.00%, 7/01/12 ........................   2,180,000               2,258,022
 California Statewide CDA Revenue, Mission Community, California
  Mortgage Insured,
    4.40%, 11/01/10 ............................................................   1,100,000               1,115,268
    4.50%, 11/01/11 ............................................................   1,145,000               1,151,011
 California Statewide Communities Development Corp. COP, Pacific Homes,
  Series A, Pre-Refunded, 5.50%, 4/01/04 .......................................     585,000                 614,718
 Campbell COP, Civic Center Project, Refunding, 5.60%, 10/01/03 ................     350,000                 360,255
 Carson RDA, Tax Allocation, Redevelopment Project Area No. 1,
    ETM, 6.10%, 10/01/02 .......................................................     165,000                 167,005
    Refunding, 6.10%, 10/01/02 .................................................      35,000                  35,341
 Central Joint Powers Health Financing Authority COP, Community Hospital
  of Central California,
    5.125%, 2/01/13 ............................................................   1,375,000               1,398,375
    5.25%, 2/01/14 .............................................................     735,000                 748,259
 Central Valley Financing Authority Cogeneration Project Revenue, Carson
  Ice General Project, Refunding, MBIA Insured, 5.00%, 7/01/17 .................   2,000,000               2,046,280
 Chaffey Community College District COP, 5.10%, 9/01/13 ........................   1,860,000               1,961,407
 Clovis COP, Water System Improvement Project, AMBAC Insured, 5.90%, 3/01/03 ...     100,000                 102,733
 Clovis MFR, Refunding, FNMA Insured, 5.10%, 11/01/30 ..........................   4,105,000               4,335,537
(a)Coalinga COP, Custody Facility, Refunding, 4.25%, 4/01/10 ..................... 1,000,000               1,013,130

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2002 (CONT.)


                                                                                   PRINCIPAL
 FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                         AMOUNT                 VALUE
---------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 Coastside County Water District 1915 Act GO, Crystal Springs Project, Refunding,
    5.10%, 9/02/03 .............................................................  $  515,000            $    525,830
    5.20%, 9/02/04 .............................................................   1,045,000               1,073,529
    5.40%, 9/02/06 .............................................................     615,000                 624,625
 Colma 1915 Act Special Assessment, Local ID No. 1, Refunding,
    5.10%, 9/02/02 .............................................................     485,000                 486,562
    5.20%, 9/02/03 .............................................................     515,000                 526,418
    5.30%, 9/02/04 .............................................................     545,000                 557,410
    5.40%, 9/02/05 .............................................................     570,000                 582,968
 Commerce Joint Powers Financing Authority Water Facilities Lease Revenue,
  Refunding, Series A,
    5.50%, 10/01/02 ............................................................     340,000                 342,822
    5.625%, 10/01/03 ...........................................................     360,000                 375,404
    5.75%, 10/01/04 ............................................................     470,000                 502,797
 Compton COP, Civic Center and Capital Improvement, Refunding, Series A,
    5.00%, 9/01/08 .............................................................   4,340,000               4,623,489
    5.50%, 9/01/15 .............................................................   1,180,000               1,222,244
 Compton Sewer Revenue, ETM,
    5.90%, 7/01/02 .............................................................     150,000                 150,000
    6.00%, 7/01/03 .............................................................     155,000                 162,017
 Concord RDA, Tax Allocation, Central Concord Redevelopment Project,
  Refunding, Sub Series A,
    5.50%, 7/01/02 .............................................................     625,000                 625,000
    5.625%, 7/01/03 ............................................................     655,000                 679,982
(a)Contra Costa Community College District GO, Election 2002, FGIC Insured,
  4.75%, 8/01/18 ...............................................................   2,450,000               2,447,452
 Contra Costa County MFHR, Byron Park Project, Series C, GNMA Secured, 6.00%,
  7/20/03 ......................................................................     175,000                 180,187
 Danville Financing Authority Revenue, Sycamore Valley, Reassessment
  District No. 93-2,
    5.60%, 9/02/02 .............................................................     450,000                 452,169
    5.70%, 9/02/03 .............................................................     210,000                 217,573
    5.80%, 9/02/04 .............................................................     880,000                 911,222
 Duarte RDA, Tax Allocation, Merged Redevelopment Project Area, Refunding,
  5.125%, 10/01/16 .............................................................   4,930,000               5,071,491
 Eden Township Hospital District Health Facilities Revenue COP, Eden
  Hospital Health Services Corp., Refunding, 5.75%, 7/01/12 ....................   1,195,000               1,243,780
 Fairfax School District GO, Election of 2000, Series A, FGIC Insured, 5.00%,
  11/01/17 .....................................................................     915,000                 960,027
 Fairfield-Suisun Sewer District Sewer Revenue, Series A, Refunding,
  FGIC Insured, 5.00%, 5/01/12 .................................................     600,000                 645,150
(a)Folsom PFA Lease Revenue, City Hall and Community Center, Refunding,
 FSA Insured, 5.00%, 10/01/17 ..................................................   1,275,000               1,316,565
 Foothill/Eastern Corridor Agency Toll Road Revenue, Refunding, MBIA Insured,
  5.00%, 1/15/16 ...............................................................   1,000,000               1,030,570
 Foster City PFAR, Community Development Project, Series A, Pre-Refunded,
  5.60%, 9/01/03 ...............................................................   1,150,000               1,181,246
(a)Fremont UHSD, Santa Clara County GO, Series C, FSA Insured, 5.25%, 9/01/22 ..   1,310,000               1,320,703
 Fresno Joint Powers Financing Authority Local Agency Revenue, Refunding,
  Series A, 6.20%, 9/02/03 .....................................................   1,000,000               1,049,830
 Galt Capital Improvements Authority Lease Revenue, Culture and Recreation
  Improvement Project, 5.00%, 4/01/12 ..........................................   2,390,000               2,452,833
 Galt Middle School Joint Powers Authority Special Tax, CFD No. 1, Refunding,
  5.40%, 9/01/12 ...............................................................   1,955,000               2,047,647
 Garden Grove GO, CDA, Tax Allocation, Garden Grove Community Project,
  Refunding, 5.40%, 10/01/04 ...................................................   1,425,000               1,505,983
 Glendale Parking Facilities Joint Powers Authority Revenue, Series A, 5.30%,
  3/01/03 ......................................................................     125,000                 127,868
 Goleta Water District Revenue COP, Goleta Reclamation Project, Refunding,
 FGIC Insured, 5.50%, 12/01/08 .................................................     750,000                 792,233
 Hayward RDA, Tax Allocation, Downtown Hayward Redevelopment Project,
  Refunding, 5.70%, 3/01/14 ....................................................   1,500,000               1,566,105
 Hesperia PFAR, Series A, 5.80%, 10/01/03 ......................................   1,775,000               1,856,987

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2002 (CONT.)

                                                                                   PRINCIPAL
 FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                         AMOUNT                 VALUE
---------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 Hi Desert Memorial Health Care District Revenue, Refunding,
    5.10%, 10/01/06 ............................................................  $  615,000            $    620,553
    5.125%, 10/01/07 ...........................................................     650,000                 654,849
 Hollister RDA, Tax Allocation, Community Development Project, Series 1994,
    5.35%, 10/01/03 ............................................................     525,000                 545,160
    5.45%, 10/01/04 ............................................................     550,000                 570,884
    5.55%, 10/01/05 ............................................................     585,000                 606,803
 Huntington Beach City School District GO, Series A, FGIC Insured,
  5.00%, 8/01/18 ...............................................................   1,245,000               1,269,651
 Huntington Beach PFAR, Lease Capital Improvement Refinancing Project,
  Series B, AMBAC Insured,
    4.00%, 8/01/13 .............................................................   1,500,000               1,480,140
    4.125%, 8/01/14 ............................................................   2,140,000               2,114,876
    4.25%, 8/01/15 .............................................................   2,080,000               2,049,154
 Imperial County Local Transportation Authority Sales Tax Revenue,
  Series 1993, 5.50%,
    5/01/04 ....................................................................     490,000                 497,727
    5/01/05 ....................................................................     515,000                 523,122
 Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement
  Financing Project, Series B, FSA Insured, ETM, 6.25%, 8/01/11 ................   1,000,000               1,159,700
 Kings River Conservation District Pine Flat Power Revenue, Refunding,
  Series E, 5.125%, 1/01/18 ....................................................   1,735,000               1,780,041
 La Palma Community Development Commission Tax Allocation, La Palma Community
  Development Project No. 1, Refunding,
    5.60%, 6/01/03 .............................................................     145,000                 149,753
    5.70%, 6/01/04 .............................................................     150,000                 155,214
    5.80%, 6/01/05 .............................................................     160,000                 165,402
 La Quinta RDA, Tax Allocation, Redevelopment Project Areas No. 1 and 2,
  MBIA Insured, 5.40%, 9/01/07 .................................................     560,000                 613,094
 Lake Elsinore PFA, Tax Allocation Revenue,
    Lake Elsinore Redevelopment Projects, Series A, FSA Insured, 5.40%, 9/01/08    1,500,000               1,573,230
    Series A, 5.00%, 9/01/09 ...................................................   2,245,000               2,312,934
 Lake Elsinore School Financing Authority Revenue, Refunding, 6.00%, 9/01/11 ...   1,000,000               1,086,870
 Lancaster COP, School District Project, Refunding, FSA Insured, 5.125%, 4/01/14   2,000,000               2,114,320
 Lancaster RDA, Tax Allocation,
    Central Business District Redevelopment, Refunding, 5.50%, 8/01/02 .........      40,000                  40,091
    Central Business District Redevelopment, Refunding, 5.60%, 8/01/03 .........      45,000                  46,031
    Central Business District Redevelopment, Refunding, 5.70%, 8/01/04 .........      45,000                  46,020
    Central Business District Redevelopment, Refunding, 5.70%, 8/01/05 .........      50,000                  51,118
    Fox Field Redevelopment Project Area, Refunding, 5.50%, 8/01/02 ............      65,000                  65,148
    Fox Field Redevelopment Project Area, Refunding, 5.60%, 8/01/03 ............      65,000                  66,489
    Fox Field Redevelopment Project Area, Refunding, 5.70%, 8/01/04 ............      70,000                  71,586
    Fox Field Redevelopment Project Area, Refunding, 5.70%, 8/01/05 ............      75,000                  76,677
 Lemon Grove CDA, Tax Allocation, 1998 Refunding,
    5.00%, 8/01/06 .............................................................     885,000                 929,586
    5.10%, 8/01/07 .............................................................     205,000                 219,590
    5.20%, 8/01/08 .............................................................     215,000                 231,796
 Los Angeles County MTA Sales Tax Revenue, First Tier Proposition A,
  Refunding, Series A, FSA Insured, 5.00%, 7/01/15 .............................   5,345,000               5,575,690
 Los Angeles USD, GO, Refunding, MBIA Insured, 5.25%, 7/01/13 ..................   3,500,000               3,853,360

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2002 (CONT.)

                                                                                   PRINCIPAL
 FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                         AMOUNT                 VALUE
---------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 Los Angeles Wastewater System Revenue, Series A, FGIC Insured, 5.00%, 6/01/14 .  $1,075,000            $  1,125,095
 Lynwood PFAR, Water System Improvement Project, 6.15%, 6/01/08 ................     565,000                 608,929
 Madera COP, Madera Community Hospital, Refunding, 5.10%, 3/01/03 ..............     515,000                 526,830
 Mammoth Lakes COP, Refunding,
    5.70%, 6/01/10 .............................................................     850,000                 879,555
    5.75%, 6/01/11 .............................................................     250,000                 258,620
 Merced Irrigation District COP, Water Facilities Project, ETM, 6.125%, 11/01/03     540,000                 573,804
 Metropolitan Water District Southern California GO, Waterworks, Refunding,
    Series B, 4.125%, 3/01/13 ..................................................   1,000,000               1,001,760
    Series B, 4.25%, 3/01/14 ...................................................   1,000,000               1,003,550
    Series B, 4.30%, 3/01/15 ...................................................   1,000,000                 995,120
 Mid-Peninsula Regional Open Space District COP, Special District Association
  Finance Corp., Series 1993, 5.20%, 9/01/03 ...................................     530,000                 551,539
 Morgan Hill USD, GO, FGIC Insured, 4.25%, 8/01/14 .............................   1,585,000               1,584,952
 Mount Diablo Hospital District Revenue, Series A, AMBAC Insured, ETM, 5.10%,
  12/01/03 .....................................................................     100,000                 104,935
 M-S-R Public Power Agency San Juan Project Revenue, Refunding, Series I,
  MBIA Insured,
    4.25%, 7/01/11 .............................................................   5,055,000               5,195,883
    5.00%, 7/01/18 .............................................................   1,000,000               1,018,120
 Murrieta COP, Road Improvement Project, 6.00%,
    4/01/07 ....................................................................     235,000                 260,441
    4/01/08 ....................................................................     245,000                 269,243
 Nevada County COP, Refunding, MBIA Insured, 4.125%, 10/01/12 ..................   1,040,000               1,051,513
 Newark USD, COP, 5.75%, 9/01/02 ...............................................     300,000                 301,182
 Newport Mesa USD, GO, MBIA Insured, 4.00%, 8/01/12 ............................   1,000,000               1,001,460
 North City West School Facilities Financing Authority Special Tax,
  Refunding, Series B, FSA Insured, 5.625%, 9/01/08 ............................     500,000                 556,665
 Ontario Redevelopment Financing Authority Local Agency Revenue,
 Community Facility, AD No.1, senior lien, Series A, FSA
 Insured, 5.60%, 9/02/03 .......................................................     850,000                 890,443
 Orange County CFD No. 86-2, Special Tax, Rancho Santa Margarita,
  Refunding, Series A, 5.375%, 8/15/12 .........................................   1,500,000               1,511,805
 Orange County Development Agency Tax Allocation, Santa Ana Heights
 Area Project, Refunding, 5.90%, 9/01/04 .......................................     800,000                 849,032
 Orange County Local Transportation Authority Sales Tax Revenue,
  First Senior Measure M, 6.00%, 2/15/06 .......................................     500,000                 557,385
 Orange County MFHR, Villa Santiago Rehabilitation Project, FNMA Insured,
  5.60%, 10/01/27 ..............................................................     495,000                 507,425
 Orange County Recovery COP, Series A, MBIA Insured, 6.00%, 7/01/08 ............   1,500,000               1,723,035
 Oroville Hospital Revenue, Oroville Hospital, Series A, CHFCLP Insured,
  5.125%, 12/01/12 .............................................................   1,435,000               1,489,458
 Palm Desert Financing Authority Lease Revenue, Blythe County Administrative
  Project, 6.375%, 8/01/11 .....................................................     855,000                 915,825
(a)Palm Desert Financing Authority Tax Allocation Revenue, MBIA Insured, 4.75%,
  8/01/18 ......................................................................   1,050,000               1,044,120
 Paramount RDA, Tax Allocation, Redevelopment Project Area No. 1, Refunding,
  6.05%, 8/01/05 ...............................................................   1,515,000               1,610,930
 Paso Robles USD, COP, 5.75%, 8/01/03 ..........................................   1,635,000               1,640,870
 Pleasant Hill RDA, RMR, Refunding, 5.40%, 2/01/05 .............................     335,000                 352,303
 Pomona RDA, Tax Allocation, Mountain Meadows Redevelopment Project, Refunding,
  Series X, 5.35%, 12/01/16 ....................................................   1,000,000               1,030,400
 Puerto Rico Commonwealth GO, Public Improvement, FSA Insured, 5.25%, 7/01/16 ..   2,500,000               2,739,500
 Rialto RDA, Tax Allocation, Industrial Redevelopment, Sub Areas A and B,
  Series A, ETM,
    5.40%, 9/01/02 .............................................................     270,000                 271,836
    5.50%, 9/01/03 .............................................................     280,000                 293,171

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2002 (CONT.)

                                                                                   PRINCIPAL
 FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                         AMOUNT                 VALUE
---------------------------------------------------------------------------------------------------------------------
(a)LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 Richmond Joint Powers Financing Authority Revenue, Multiple Redevelopment
  Projects, Refunding, Series B, ETM, 5.35%, 5/15/13 ...........................  $2,000,000            $  2,204,420
 Riverside County Asset Leasing Corp. Leasehold Revenue, Riverside County
  Hospital Project, Series A, 6.00%, 6/01/04 ...................................     200,000                 209,314
 Riverside County Housing Authority MFHR, Brandon Place Apartments, Series B,
  FNMA Insured, 5.625%, 7/01/29 ................................................     995,000               1,094,709
 Riverside USD, GO, Election, Series A, FGIC Insured,
    4.00%, 2/01/13 .............................................................   1,000,000                 987,240
    4.50%, 2/01/18 .............................................................   1,500,000               1,457,385
 Sacramento MUD, Electric Revenue, Series E, 5.25%, 5/15/03 ....................   1,000,000               1,033,650
 San Bernardino County COP, Medical Center Financing Project, Refunding,
  6.00%, 8/01/09 ...............................................................   2,000,000               2,214,500
 San Bernardino County Mortgage Revenue, Don Miguel Apartments Project,
 Refunding, MBIA Insured, 6.00%, 9/01/03 .......................................      10,000                  10,244
 San Clemente 1915 Act, AD No. 8, Refunding,
    5.00%, 9/02/02 .............................................................     415,000                 416,444
    5.10%, 9/02/03 .............................................................     435,000                 445,405
    5.20%, 9/02/04 .............................................................     460,000                 474,490
 San Diego Mortgage Revenue, Mariners Cove, Refunding, Series B-1, 5.125%,
  9/01/03 ......................................................................     105,000                 108,217
 San Francisco City and County RDA, Hotel Tax Revenue, FSA Insured, 5.90%,
  7/01/02 ......................................................................     245,000                 245,000
 San Francisco City and County, Refunding, Series 1, FGIC Insured, 5.00%,
  6/15/12 ......................................................................   3,650,000               3,884,257
 San Gorgonio Memorial Health Care District Health Facility Revenue,
  Pre-Refunded, 6.375%, 6/01/08 ................................................     750,000                 816,090
 San Joaquin County COP, General Hospital Project,
    ETM, 5.90%, 9/01/03 ........................................................     400,000                 420,888
    Refunding, MBIA Insured, 5.00%, 9/01/17 ....................................   1,000,000               1,025,810
 San Jose MFHR, Countrybrook Project, Refunding, Series A, FNMA Insured,
 4.95%, 4/01/12 ................................................................   5,000,000               5,206,050
 San Juan USD, COP, Gold River Elementary School Project, 5.65%, 4/01/03 .......     600,000                 606,270
 San Marcos Public Facilities Authority Revenue,
    Senior Tax Increment Project Area-3-A, MBIA Insured, 4.50%, 10/01/04 .......     495,000                 523,359
    Senior Tax Increment Project Area-3-A, MBIA Insured, 5.30%, 10/01/11 .......     350,000                 388,276
    Tax Increment Project Area-3-A, MBIA Insured, 4.40%, 10/01/03 ..............     405,000                 419,317
    Tax Increment Project Area-3-A, MBIA Insured, 4.70%, 10/01/05 ..............     595,000                 640,345
    Tax Increment Project Area-3-A, MBIA Insured, 5.10%, 10/01/09 ..............     515,000                 569,034
 San Ramon COP, Capital Improvements Project,
    5.40%, 3/01/03 .............................................................      95,000                  97,368
    5.50%, 3/01/04 .............................................................     100,000                 104,306
    5.60%, 3/01/05 .............................................................     105,000                 109,361
 Santa Barbara RDA, Tax Allocation, Central City Redevelopment Project,
  6.00%, 3/01/03 ...............................................................     985,000               1,011,841
 Santa Clara 1915 Act, Reassessment District 187, Refunding, Series 1,
  5.25%, 9/02/11 ...............................................................   1,720,000               1,737,320
 Santa Clara County Financing Authority Lease Revenue, Multiple Facilities
  Projects, Refunding, Series A, AMBAC Insured, 4.50%, 5/15/12 .................   2,900,000               3,000,862
 Santa Monica Parking Authority Lease Revenue, Refunding, 6.00%, 7/01/03 .......     100,000                 102,320
 Santa Monica-Malibu USD, COP, Series C, MBIA Insured,
    4.00%, 5/01/12 .............................................................     525,000                 525,824
    4.25%, 5/01/14 .............................................................     840,000                 843,839
    4.25%, 5/01/15 .............................................................     875,000                 866,425
    4.25%, 11/01/15 ............................................................     670,000                 663,240

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2002 (CONT.)


                                                                                   PRINCIPAL
 FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                         AMOUNT                 VALUE
---------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 Sebastopol COP,
    5.70%, 6/01/05 .............................................................  $  240,000            $    258,110
    Refunding, Series 1994, 5.50%, 6/01/03 .....................................     200,000                 206,838
    Refunding, Series 1994, 5.60%, 6/01/04 .....................................     215,000                 228,061
 Shafter Joint Powers Financing Authority Lease Revenue, Community Correctional
  Facility Project, Series A, 5.50%, 1/01/06 ...................................   1,230,000               1,310,258
 Solana Beach COP, City Hall Project, ETM, 5.80%, 10/01/02 .....................      50,000                  50,526
 South Gate PFA, Water Revenue, Refunding, Series A, FGIC Insured,
    5.35%, 10/01/07 ............................................................     995,000               1,115,335
    5.45%, 10/01/08 ............................................................   1,040,000               1,171,446
 South Gate PFAR, Tax Allocation, Redevelopment Project No. 1, Refunding,
  6.10%, 9/01/03 ...............................................................     950,000                 969,751
 South San Francisco Capital Improvements Financing Authority Revenue,
 South San Francisco Conference Center, Refunding,
    5.70%, 9/01/02 .............................................................     195,000                 196,034
    5.80%, 9/01/03 .............................................................     205,000                 214,375
    5.90%, 9/01/04 .............................................................     215,000                 228,177
 Stockton Health Facilities Revenue, Dameron Hospital Association,
  Refunding, Series A, 5.35%, 12/01/09 .........................................     385,000                 401,470
 Stockton Port District Port Facilities Revenue, Refunding and Improvement,
  Series A, FSA Insured, 5.75%, 7/01/11 ........................................   1,295,000               1,437,864
 Stockton Revenue, O'Connor Woods Housing Corp., Series A, 5.375%, 11/01/11 ....   1,800,000               1,834,902
 Sunline Transport Agency COP, Transport Finance Corp., Series B,
    5.50%, 7/01/03 .............................................................     450,000                 467,519
    5.75%, 7/01/06 .............................................................     445,000                 467,802
 Sweetwater UHSD, COP, FSA Insured, 4.15%, 9/01/12 .............................   1,000,000               1,014,050
 Tahoe City PUD, COP, Capital Facilities Project, Series B, 6.30%, 6/01/04 .....     545,000                 575,307
 Tehachapi Cummings County Water District Revenue COP, Capital Improvement
  Project, MBIA Insured, Pre-Refunded,
    5.50%, 8/01/04 .............................................................     280,000                 286,558
    5.60%, 8/01/05 .............................................................     300,000                 307,050
    5.75%, 8/01/06 .............................................................     320,000                 327,558
 Temecula Valley USD, Series E, FSA Insured, 5.65%, 9/01/07 ....................     370,000                 408,450
 Tobacco Securitization Authority Northern California Tobacco Settlement
 Revenue, Asset Back Bonds, Series B,
    4.25%, 6/01/09 .............................................................     880,000                 877,360
    4.375%, 6/01/10 ............................................................   1,665,000               1,645,769
    4.50%, 6/01/11 .............................................................   1,540,000               1,519,934
    4.60%, 6/01/12 .............................................................   1,760,000               1,728,338
    4.70%, 6/01/13 .............................................................   1,500,000               1,467,375
    4.80%, 6/01/14 .............................................................     725,000                 711,435
 Torrance Hospital Revenue, Torrance Memorial Medical Center, Series A,
  5.10%, 6/01/12 ...............................................................   1,000,000               1,040,210
 Travis USD, COP, Foxboro Elementary School Construction Project, ETM,
  6.30%, 9/01/02 ...............................................................     200,000                 201,648
 Trinity County PUD, COP, Electric District Facilities, Refunding, Series 1993,
  6.00%, 4/01/03 ...............................................................     380,000                 391,795
 University of California Revenues,
    Multiple Purpose Projects N, FGIC Insured, 4.00%, 9/01/12 ..................   1,380,000               1,382,042
    Research Facilities, Series E, AMBAC Insured, 5.00%, 9/01/15 ...............   3,645,000               3,804,578
 Ventura USD, COP, Series A,
    5.90%, 4/01/04 .............................................................     305,000                 311,152
    6.00%, 4/01/05 .............................................................     320,000                 326,195

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2002 (CONT.)

                                                                                   PRINCIPAL
 FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                         AMOUNT                 VALUE
---------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 Ventura USD, COP, Series A, (cont.)
    6.10%, 4/01/06 .............................................................  $  340,000            $    346,406
    6.20%, 4/01/07 .............................................................     365,000                 371,738
    6.30%, 4/01/08 .............................................................     385,000                 391,957
    6.40%, 4/01/09 .............................................................     410,000                 417,351
 Virgin Islands PFAR, senior lien,
    Fund Loan Notes, Refunding, Series A, 5.40%, 10/01/12 ......................   4,150,000               4,389,455
    Refunding, Series A, 5.30%, 10/01/11 .......................................   1,000,000               1,057,910
 Virgin Islands Water and Power Authority Water System Revenue, Refunding,
    5.00%, 7/01/03 .............................................................   1,890,000               1,941,578
    4.875%, 7/01/06 ............................................................   2,000,000               2,090,300
    5.00%, 7/01/09 .............................................................   2,000,000               2,076,440
 Watsonville RDA, GO, Tax Allocation, Watsonville Redevelopment Project,
  Series 1993,
    6.00%, 8/01/02 .............................................................     510,000                 511,561
    6.10%, 8/01/03 .............................................................     540,000                 541,814
 Whittier Health Facility Revenue, Presbyterian Intercommunity Hospital, 5.00%,
    6/01/11 ....................................................................   1,060,000               1,089,108
    6/01/12 ....................................................................   2,225,000               2,273,772
    6/01/13 ....................................................................   2,335,000               2,366,289
                                                                                                        ------------
 TOTAL BONDS (COST $296,827,063) ...............................................                         306,265,591
                                                                                                        ------------
 ZERO COUPON BONDS 4.7%
(a)Burbank USD, GO, Capital Appreciation, Election of 1997, Series C, FGIC
  Insured,
    8/01/15 ....................................................................   4,600,000               2,451,754
    8/01/16 ....................................................................   4,670,000               2,323,745
 Conejo Valley USD, GO, Election 1998, Series C, FSA Insured, 8/01/17 ..........   2,500,000               1,166,525
 San Francisco City and County Redevelopment Financing Authority Tax
  Allocation, Redevelopment Projects, Series A, 8/01/17 ........................   3,825,000               1,653,578
 San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, senior
  lien, Refunding, Series A, 1/15/16 ...........................................   3,000,000               2,206,411
 Western Placer USD, Financing Corp. COP, Convertible Capital Appreciation,
  zero cpn. to 11/01/05, 5.35% thereafter, 11/01/18 ............................   6,655,000               5,499,492
                                                                                                        ------------
 TOTAL ZERO COUPON BONDS (COST $14,647,454) ....................................                          15,301,505
                                                                                                        ------------
 TOTAL LONG TERM INVESTMENTS (COST $311,474,517) ...............................                         321,567,096
                                                                                                        ------------
(b)SHORT TERM INVESTMENTS 4.3%
 California Statewide CDA Revenue, COP, John Muir/Mt. Diablo Health System,
  AMBAC Insured, Daily VRDN and Put, 1.93%, 8/15/27 ............................   1,300,000               1,300,000
 California Statewide CDA, COP, North California Retired Officers, Daily VRDN
  and Put, 1.75%, 6/01/26 ......................................................   3,900,000               3,900,000
 Irvine 1915 Act,
    AD No. 89-10, Daily VRDN and Put, 1.75%, 9/02/15 ...........................   1,200,000               1,200,000
    Special Assessment, AD No. 87-8, Daily VRDN and Put, 1.75%, 9/02/24 ........     100,000                 100,000
 Irvine Ranch Water District COP, Capital Improvement Project, Daily VRDN and
  Put, 1.75%, 8/01/16 ..........................................................     200,000                 200,000
 Irvine Ranch Water District Revenue, ID #182, Series A, Daily VRDN and Put,
  1.75%, 11/15/13 ..............................................................     300,000                 300,000
 Los Angeles Department of Water and Power Waterworks Revenue, Sub Series B-2,
  Weekly VRDN and Put, 1.70%, 7/01/35 ..........................................   2,100,000               2,100,000

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2002 (CONT.)

                                                                                   PRINCIPAL
 FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                         AMOUNT                 VALUE
---------------------------------------------------------------------------------------------------------------------
 SHORT TERM INVESTMENTS (CONT.)
 Metropolitan Water District Southern California Waterworks Revenue, Refunding,
  Series B-3, Daily VRDN and Put, 1.75%, 7/01/35 ...............................  $1,400,000            $  1,400,000
 Orange County Sanitation District COP, Refunding, Series A, Daily VRDN and
  Put, 1.75%, 8/01/04 ..........................................................     500,000                 500,000
 Orange County Sanitation Districts COP, Refunding,
    Series A, Daily VRDN and Put, 1.75%, 8/01/29 ...............................     900,000                 900,000
    Series B, Daily VRDN and Put, 1.75%, 8/01/30 ...............................   1,900,000               1,900,000
                                                                                                        -------------
 TOTAL SHORT TERM INVESTMENTS (COST $13,800,000) ...............................                          13,800,000
                                                                                                        -------------
 TOTAL INVESTMENTS (COST $325,274,517) 103.5% ..................................                         335,367,096
 OTHER ASSETS, LESS LIABILITIES (3.5)% .........................................                         (11,306,530)
                                                                                                        -------------
 NET ASSETS 100.0% .............................................................                        $324,060,566
                                                                                                        =============


See glossary of terms on page 62.

(a)Sufficient collateral has been segregated for securities traded on a when issued or delayed delivery basis.
(b)Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specific dates.

                       See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE TRUST
Financial Highlights

FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND

                                                                                  YEAR ENDED JUNE 30,
                                                                  ---------------------------------------------------
                                                                      2002       2001      2000      1999       1998
                                                                  ---------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ............................      $1.00      $1.00     $1.00     $1.00      $1.00
                                                                  ---------------------------------------------------
Income from investment operations - net investment income .....        .01        .03       .03       .02        .03
Less distributions from net investment income .................       (.01)      (.03)     (.03)     (.02)      (.03)
                                                                  ---------------------------------------------------
Net asset value, end of year ..................................      $1.00      $1.00     $1.00     $1.00      $1.00
                                                                  ===================================================

Total return(a) ...............................................      1.21%      2.76%     2.64%     2.39%      2.85%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...............................   $679,788   $711,789  $696,803  $706,877   $656,725
Ratios to average net assets:
 Expenses .....................................................       .56%       .56%      .56%      .59%       .60%
 Net investment income ........................................      1.20%      2.72%     2.61%     2.36%      2.82%


(a)Total return is not annualized for periods less than one year.

                       See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2002


                                                                                  PRINCIPAL
 FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                          AMOUNT                 VALUE
---------------------------------------------------------------------------------------------------------------------
INVESTMENTS 112.3%
(a)Alvord USD, Financing Corp., COP, Refinancing Project, Weekly VRDN and Put,
  1.20%, 9/01/19 ............................................................... $ 2,400,000            $  2,400,000
(a)Anaheim COP,
    Police Facilities Refinancing Project, AMBAC Insured, Weekly VRDN and Put,
    1.10%, 8/01/08 .............................................................   4,100,000               4,100,000
    Refunding, Weekly VRDN and Put, 1.10%, 8/01/19 .............................  17,800,000              17,800,000
(a)Big Bear Lake Industrial Revenue, Southwest Gas Corp. Project, Series A,
  Weekly VRDN and Put,1.25%, 12/01/28 ..........................................   2,700,000               2,700,000
(a)Butte County Housing Authority MFR, Pine Tree Apartment Project, Weekly VRDN
  and Put, 1.20%, 12/01/10 .....................................................   2,022,000               2,022,000
(b)California Communities Clearing Finance Authority TRAN, 3.00%, 6/30/03 ......   4,000,000               4,051,760
(a)California Health Facilities Financing Authority Revenue,
    Children's Hospital, MBIA Insured, Weekly VRDN and Put, 1.30%, 11/01/21 ....   2,500,000               2,500,000
    Pooled Loan Program, Series B, FGIC Insured, Weekly VRDN and Put, 1.15%,
     10/01/10 ..................................................................   3,000,000               3,000,000
    Scripps Health, Series A, MBIA Insured, Weekly VRDN and Put, 1.18%,
     10/01/22 ..................................................................   5,000,000               5,000,000
 California School Cash Reserve Program Authority GO, Series A, AMBAC Insured,
  4.00%, 7/03/02 ...............................................................  30,000,000              30,004,344
(b)California School Cash Reserve Program Authority Revenue, Series A,
  AMBAC Insured, 3.00%, 7/03/03 ................................................  30,000,000              30,392,400
(a)California School Facilities Financing Corp. COP, Capital Improvement
  Financing Projects,
    Refunding, Series C, Weekly VRDN and Put, 1.15%, 7/01/22 ...................   2,760,000               2,760,000
    Series A, Weekly VRDN and Put, 1.15%, 7/01/22 ..............................   1,250,000               1,250,000
 California State Department of Water Resources Central Valley Project Revenue,
  Water Systems, Series X, 2.50%, 12/01/02 .....................................   2,000,000               2,007,974
(a)California State Economic Development Financing Authority Revenue,
    Calco Project, Weekly VRDN and Put, 1.55%, 4/01/27 .........................   1,700,000               1,700,000
    KQED Inc. Project, Refunding, Weekly VRDN and Put, 1.20%, 4/01/20 ..........   1,260,000               1,260,000
 California State RAN, Series B, 2.50%, 11/27/02 ...............................  20,000,000              20,057,302
 California Statewide CDA,
   (a)COP, MBIA Insured, Daily VRDN and Put, 1.93%, 4/01/28 ....................   1,300,000               1,300,000
   (a)MFHR, Ivy Hills Apartment Project, Series I, Weekly VRDN and Put, 1.30%,
    2/01/33 ....................................................................   3,894,000               3,894,000
   (a)Revenue, COP, Sutter Health Obligated Group, AMBAC Insured, Daily VRDN
    and Put, 1.75%, 7/01/15 ....................................................   2,500,000               2,500,000
   (b)TRAN, 3.00%, 6/30/03 .....................................................   8,000,000               8,101,920
(a)California Statewide Communities Development Corp. Revenue, Industrial
  Development,
    American Kleaner Manufacturing Co., Series C, Weekly VRDN and Put,
     1.25%, 12/01/19 ...........................................................   2,495,000               2,495,000
    Karcher Property Project, Series C, Weekly VRDN and Put, 1.25%, 12/01/19 ...   1,560,000               1,560,000
(a)Carlsbad USD, COP,
    School Facility Bridge Funding Program, FSA Insured, Weekly VRDN and Put,
     1.20%, 9/01/14 ............................................................   3,100,000               3,100,000
    Variable School Facility Bridge Funding, Weekly VRDN and Put, 1.20%, 9/01/14   4,500,000               4,500,000
    Variable School Facility Bridge Funding, Weekly VRDN and Put, 1.20%, 9/01/24   5,500,000               5,500,000
(a)Chico MFMR, Webb Homes Project, Weekly VRDN and Put, 1.24%, 1/01/10 .........   1,820,000               1,820,000
(a)Dublin Housing Authority MFHR, Park Sierra Housing, Series A, Weekly
  VRDN and Put, 1.25%, 6/01/28 .................................................   1,100,000               1,100,000
(a)Elsinore Valley Municipal Water District COP, Series A, FGIC Insured,
  Weekly VRDN and Put, 1.10%, 7/01/29 ..........................................  10,000,000              10,000,000
(a)Fremont PFA, COP, Weekly VRDN and Put, 1.15%, 8/01/30 .......................   6,300,000               6,300,000
(a)Grant Joint UHSD, COP, School Facilities Bridge Funding Program, FSA Insured,
  Weekly VRDN and Put, 1.20%, 9/01/34 ..........................................   4,900,000               4,900,000
(a)Hillsborough COP, Water and Sewer System Project, Refunding, Series B,
  Weekly VRDN and Put, 1.20%, 6/01/30 ..........................................   4,500,000               4,500,000
(a)Irvine Ranch Public Facilities and Infrastructure Authority Lease Revenue,
  Capital Improvement Project,
  Weekly VRDN and Put, 1.20%, 11/01/10 .........................................   4,200,000               4,200,000
(a)Irvine Ranch Water District GO, Refunding, Series B, Daily VRDN and Put,
  2.00%, 8/01/09 ...............................................................   7,400,000               7,400,000
(a)Irvine Ranch Water District Revenue, Consolidated Bonds, Refunding, Series B,
  Daily VRDN and Put, 2.00%, 10/01/09 ..........................................   2,300,000               2,300,000
(a)Kern County COP, Kern Public Facilities Project, Series A, Weekly VRDN and
  Put, 1.10%, 8/01/06 ..........................................................   1,300,000               1,300,000
(a)Livermore Housing Authority MFR, Richards Manor, Refunding, Series A,
  Weekly VRDN and Put, 1.20%, 12/01/22 .........................................   5,070,000               5,070,000

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2002 (CONT.)

                                                                                  PRINCIPAL
 FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                          AMOUNT                 VALUE
---------------------------------------------------------------------------------------------------------------------
 INVESTMENTS (CONT.)
(a)Lodi Electric System Revenue COP, Refunding, Series A, MBIA Insured,
 Weekly VRDN and Put, 1.10%, 7/01/32 ..........................................  $13,700,000            $ 13,700,000
(a)Los Angeles County MTA, Sales Tax Revenue, Proposition C, Refunding, Second
  Series A, MBIA Insured, Weekly VRDN and Put, 1.10%, 7/01/20 .................   50,000,000              50,000,000
(a)Los Angeles County Pension Obligation Revenue, Refunding,
    Series A, AMBAC Insured, Weekly VRDN and Put, 1.10%, 6/30/07 ..............    2,400,000               2,400,000
    Series B, Weekly VRDN and Put, 1.10%, 6/30/07 .............................    5,900,000               5,900,000
 Los Angeles County Schools Pooled Financing Program COP, Pooled
  Transportation, Series A, FSA Insured, 3.50%, 7/01/02 .......................    5,000,000               5,000,219
(b)Los Angeles County TRAN, Series A, 3.00%, 6/30/03 ..........................    6,150,000               6,231,426
(a)Los Angeles County Transportation Commission Sales Tax Revenue, Refunding,
  Weekly VRDN and Put, 1.10%, 7/01/12 .........................................   12,000,000              12,000,000
(a)Los Angeles CRDA, COP, Baldwin Hill Park, Weekly VRDN and Put, 1.18%,
 12/01/14                                                                          1,000,000               1,000,000
 Los Angeles Department of Water and Power Electric Plant Revenue TECP,
  1.50%, 8/16/02 ..............................................................    5,000,000               5,000,000
(a)Los Angeles Department of Water and Power Waterworks Revenue, Sub Series
  B-2, Weekly VRDN and Put, 1.70%, 7/01/35 ....................................   10,800,000              10,800,000
(a)Los Angeles MFR, Casden Project, Series K, Weekly VRDN and Put, 1.30%,
  7/01/10 .....................................................................    3,050,000               3,050,000
(b)Los Angeles USD TRAN, GO,
    Series A, 2.50%, 7/01/03 ..................................................    5,000,000               5,040,300
    Series B, 3.00%, 7/01/03 ..................................................    4,500,000               4,558,410
    Series C, 3.25%, 7/01/03 ..................................................    5,000,000               5,078,200
(a)Metropolitan Water District Southern California Waterworks Revenue,
    Refunding, Series A, AMBAC Insured, Weekly VRDN and Put, 1.10%, 6/01/23 ...    7,075,000               7,075,000
    Refunding, Series B-3, Daily VRDN and Put, 1.75%, 7/01/35 .................    2,600,000               2,600,000
    Series B-4, Weekly VRDN and Put, 1.10%, 7/01/35 ...........................    5,000,000               5,000,000
    Series C, Weekly VRDN and Put, 1.25%, 7/01/28 .............................   13,200,000              13,200,000
    Series C-1, Daily VRDN and Put, 1.95%, 7/01/36 ............................   11,500,000              11,500,000
(a)Monterey County IDA, IDR, VPS Company Inc. Project, Series A, Weekly VRDN
  and Put, 1.20%, 9/01/20 .....................................................    4,180,000               4,180,000
(a)M-S-R Public Power Agency San Juan Project Revenue, sub. lien, Refunding,
  Series D, Weekly VRDN and Put, MBIA Insured, 1.20%, 7/01/18 .................    7,600,000               7,600,000
(a)Oakland COP, Capital Equipment Project, Weekly VRDN and Put, 1.20%,
  12/01/15 ....................................................................    6,900,000               6,900,000
(a)Orange County Apartment Development Revenue, Wood Canyon Villas, Refunding,
  Issue E, Weekly VRDN and Put, 1.15%, 8/15/31 ................................    5,000,000               5,000,000
(a)Orange County Improvement Bond, AD No. 88-1, Daily VRDN and Put, 1.85%,
  9/02/18 .....................................................................    3,600,000               3,600,000
(a)Orange County Sanitation Districts COP, Refunding,
    Series A, Daily VRDN and Put, 1.75%, 8/01/29 ..............................    1,700,000               1,700,000
    Series B, Daily VRDN and Put, 1.75%, 8/01/30 ..............................    9,700,000               9,700,000
(a)Orange County Water District COP, Project B, Daily VRDN and Put,
  1.93%, 8/15/15 ..............................................................    2,300,000               2,300,000
(a)Pajaro Valley USD, COP, School Facility Bridge Funding Program, Weekly VRDN
  and Put, 1.20%, 9/01/31 .....................................................    5,400,000               5,400,000
(a)Palmdale School District COP, Building Project, FSA Insured, Weekly VRDN and
  Put, 1.20%, 9/01/13 .........................................................    4,000,000               4,000,000
(a)Pico Rivera RDA, COP, Weekly VRDN and Put, 1.35%, 12/01/10 .................    1,500,000               1,500,000
(a)Pleasanton MFMR, Valley Plaza, Series A, Weekly VRDN and Put, 1.10%, 7/15/18       60,000                  60,000
  Puerto Rico Commonwealth Government Development Bank
   (a)Revenue, Refunding, MBIA Insured, Weekly VRDN and Put, 1.12%, 12/01/15 ..    3,300,000               3,300,000
    TECP, 1.30%, 9/20/02 ......................................................   15,000,000              15,000,000
 Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue,
    Series T, Pre-Refunded on 7/01/02, 6.625%, 7/01/18 ........................    2,065,000               2,096,415
    Series Y, MBIA Insured, 6.00%, 7/01/02 ....................................    3,410,000               3,410,619

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2002 (CONT.)


                                                                                  PRINCIPAL
 FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                          AMOUNT                 VALUE
---------------------------------------------------------------------------------------------------------------------
INVESTMENTS (CONT.)
(a)Rancho Mirage Joint Powers Financing Authority Revenue,
  Eisenhower Medical Center, Series A,
  Daily VRDN and Put, 1.96%, 1/01/26 ...................... ...................  $ 8,000,000             $ 8,000,000
(a)Redwood City COP, City Hall Project, Weekly VRDN and Put, 1.25%, 7/01/21 ...    2,400,000               2,400,000
(a)Riverside County COP, Riverside County Public Facility, ACES, Series C,
  Weekly VRDN and Put, 1.20%, 12/01/15 ........................................    3,800,000               3,800,000
 Riverside County Teeter Plan TECP, 1.40%, 8/22/02 ............................    9,523,000               9,523,000
(a)Riverside-San Bernardino Housing and Finance Agency Lease Revenue,
  Pass Thru Obligations, Series A, Weekly VRDN and Put, 1.30%, 7/01/06 ........    4,000,000               4,000,000
(a)Sacramento County COP, Administration Center and Courthouse Project,
  Weekly VRDN and Put, 1.15%, 6/01/20 .........................................   12,410,000              12,410,000
(a)Sacramento County Sanitation District Financing Authority Revenue, Series C,
  Weekly VRDN and Put, 1.10%, 12/01/30 ........................................   13,600,000              13,600,000
 Sacramento Municipal Utility District Electric Revenue, Series B, Pre-Refunded
  on 8/15/02, 6.375%, 8/15/22 .................................................    2,000,000               2,052,400
(b)San Bernardino County TRAN Revenue, 3.00%, 7/01/03 .........................   10,000,000              10,129,800
(a)San Diego County MFHR, Country Hills, Series A, Weekly VRDN and Put, 1.10%,
  8/15/13 .....................................................................    3,075,000               3,075,000
 San Diego County Water Authority TECP, 1.50%, 7/02/02 ........................   12,500,000              12,500,000
 San Diego County Water Authority Water Revenue Certificate Participation,
  Series A. MBIA Insured, 3.00%, 5/01/03 ......................................   16,905,000              17,098,436
(a)San Diego Housing Authority MFHR,
    La Cima Apartments, Series K, Weekly VRDN and Put, 1.10%, 12/01/22 ........    5,000,000               5,000,000
    Nobel Courts, Weekly VRDN and Put, 1.10%, 12/01/22 ........................   29,000,000              29,000,000
(a)San Diego MFHR, University Town Center Apartments, Refunding, Weekly VRDN
  and Put, 1.35%, 10/01/15 ....................................................    4,900,000               4,900,000
(a)San Dimas RDA, Commercial Development Revenue, San Dimas Commercial Center,
  Monthly VRDN and Put, 1.60%, 12/01/13 .......................................      900,000                 900,000
(a)San Francisco City and County RDA, MFR, Refunding, Fillmore Center,
  Series B-2, Weekly VRDN and Put, 1.25%, 12/01/17 ............................    1,000,000               1,000,000
 San Gabriel Valley Council of Governments TECP, 1.50%, 7/10/02 ...............    7,400,000               7,400,000
 San Joaquin County TRAN, TECP, 1.30%, 10/07/02 ...............................   12,600,000              12,600,000
(a)San Jose-Santa Clara Water Financing Authority Sewer Revenue, Series B,
  FGIC Insured, Weekly VRDN and Put, 1.10%, 11/15/11 ..........................    1,200,000               1,200,000
(a)San Mateo County MFHR, Pacific Oaks Apartment Project, Series A, Weekly
  VRDN and Put, 1.30%, 7/01/17 ................................................    2,950,000               2,950,000
(a)Santa Ana Housing Authority MFHR, Vintage Apartments, Refunding, Series A,
  Weekly VRDN and Put, 1.20%, 12/01/22 ........................................    4,650,000               4,650,000
(a)Santa Clara County Financing Authority Lease Revenue, Valley Medical Center
  Facilities Replacement Project, Series B, Weekly VRDN and Put, 1.20%,
  11/15/25 ....................................................................    5,125,000               5,125,000
(a)Santa Clara County Housing Authority MFHR, Benton Park Central Apartments,
  Refunding, Series A, Weekly VRDN and Put, 1.10%, 12/15/25 ...................    5,000,000               5,000,000
(b)South Coast Local Education Agencies Notes of Participation TRAN, Series A,
  3.00%, 6/30/03 ..............................................................   13,500,000              13,678,740
(a)South San Francisco MFHR, Magnolia Plaza Apartments, Series A, Weekly VRDN
  and Put, 1.30%, 5/01/17 .....................................................      500,000                 500,000
 Southern California Public Power Authority Power Project Revenue,
  Palo Verde Project,
   (a)Refunding, Series B, AMBAC Insured, Weekly VRDN and Put, 1.10%, 7/01/09 .    2,000,000               2,000,000
   (a)Refunding, Series C, AMBAC Insured, Weekly VRDN and Put, 1.10%, 7/01/17 .    5,800,000               5,800,000
    Series C, AMBAC Insured, Pre-Refunded on 7/01/02, 5.75%, 7/01/17 ..........    1,200,000               1,200,198
(a)Southern California Public Power Authority Transmission Project Revenue,
  Southern Transmission, Refunding,
    AMBAC Insured, Weekly VRDN and Put, 1.10%, 7/01/19 ........................   26,800,000              26,800,000
    Series B, FSA Insured, Weekly VRDN and Put, 1.125%, 7/01/23 ...............    6,600,000               6,600,000
(a)Suisun City Housing Authority MFR, Village Green, Series A, Weekly VRDN
  and Put, 1.10%, 6/15/18 .....................................................    8,000,000               8,000,000
(a)Tustin 1915 Act, Reassessment District No. 95-2, Series A, Daily VRDN and
  Put, 1.75%, 9/02/13 .........................................................    9,500,000               9,500,000
(a)Upland CRDA, MFHR, Weekly VRDN and Put, 1.25%, 2/15/30 .....................    1,000,000               1,000,000
(a)Vallecitos Water District Revenue COP, Twin Oaks Reservoir Project,
  Weekly VRDN and Put, 1.10%, 7/01/30 .........................................    2,600,000               2,600,000

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2002 (CONT.)

                                                                                  PRINCIPAL
 FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                          AMOUNT                 VALUE
---------------------------------------------------------------------------------------------------------------------
 INVESTMENTS (CONT.)
(a)Vallejo City USD, COP, Capital Improvement Financing Projects, Series E,
  Weekly VRDN and Put, 1.15%, 7/01/25 .........................................  $ 2,500,000            $  2,500,000
(a)Watereuse Finance
 Authority Revenue, Weekly VRDN and Put, FSA Insured, 1.15%, 5/01/28 ..........   35,500,000              35,500,000
(a)West Basin Municipal Water District Revenue COP,
    Phase III Recycled Water Project, Series A, Weekly VRDN and Put, 1.15%,
    8/01/29 ...................................................................    4,200,000               4,200,000
    Recycled Water Project, Series C, Weekly VRDN and Put, 1.15%, 8/01/27 .....    1,900,000               1,900,000
(a)Western Riverside County Regional Wastewater Authority Revenue, Regional
  Wastewater Treatment, Daily VRDN and Put, 1.75%, 4/01/28 ....................    3,400,000               3,400,000
                                                                                                        -------------
 TOTAL INVESTMENTS (COST $763,219,863) 112.3% .................................                          763,219,863
 OTHER ASSETS, LESS LIABILITIES (12.3)% .......................................                          (83,431,615)
                                                                                                        -------------
 NET ASSETS 100.0% ............................................................                         $679,788,248
                                                                                                        =============



See glossary of terms on page 62.

(a)Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.
(b)Sufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.

                       See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2002 (CONT.)


GLOSSARY OF TERMS
--------------------------------------------------------------------------------

1915 ACT  - Improvement Bond Act of 1915
ABAG      - The Association of Bay Area Governments
ACES      - Adjustable Convertible Exempt Securities
AD        - Assessment District
AMBAC     - American Municipal Bond Assurance Corp.
BART      - Bay Area Rapid Transit
CDA       - Community Development Authority/Agency
CFD       - Community Facilities District
CHFCLP    - California Health Facilities Construction Loan Program
CIFP      - Capital Improvement Financing Program
COP       - Certificate of Participation
CRDA      - Community Redevelopment Authority/Agency
ETM       - Escrow to Maturity
FGIC      - Financial Guaranty Insurance Co.
FNMA      - Federal National Mortgage Association
FSA       - Financial Security Assistance
GNMA      - Government National Mortgage Association
GO        - General Obligation
HFAR      - Housing Finance Authority/Agency Revenue
ID        - Improvement District
IDA       - Industrial Development Authority/Agency
IDR       - Industrial Development Revenue
MBIA      - Municipal Bond Investors Assurance Corp.
MFHR      - Multi-Family Housing Revenue
MFMR      - Multi-Family Mortgage Revenue
MFR       - Multi-Family Revenue
MTA       - Metropolitan Transportation Authority
MUD       - Municipal Utility District
PCFA      - Pollution Control Financing Authority
PCR       - Pollution Control Revenue
PFA       - Public Financing Authority
PFAR      - Public Financing Authority Revenue
PUD       - Public Utility District
RAN       - Revenue Anticipation Notes
RDA       - Redevelopment Authority/Agency
RHF       - Retirement Housing Foundation
RMR       - Residential Mortgage Revenue
SFM       - Single Family Mortgage
SFMR      - Single Family Mortgage Revenue
TECP      - Tax-Exempt Commercial Paper
TRAN      - Tax and Revenue Anticipation Notes
UHSD      - Unified High School District
USD       - Unified School District
VRDN      - Variable Rate Demand Notes




                       See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE TRUST
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2002


                                                               FRANKLIN         FRANKLIN CALIFORNIA       FRANKLIN
                                                              CALIFORNIA        INTERMEDIATE-TERM        CALIFORNIA
                                                           INSURED TAX-FREE          TAX-FREE            TAX-EXEMPT
                                                              INCOME FUND           INCOME FUND          MONEY FUND
                                                           ---------------------------------------------------------
Assets:
 Investments in securities:
  Cost ..................................................   $1,838,547,510         $325,274,517         $763,219,863
                                                           ---------------------------------------------------------
  Value .................................................    1,937,360,496          335,367,096          763,219,863
 Cash ...................................................          145,430                4,694                   --
 Receivables:
  Capital shares sold ...................................       18,479,335            2,077,492            4,124,149
  Interest ..............................................       29,100,931            4,140,010            2,995,085
                                                           ---------------------------------------------------------
      Total assets ......................................    1,985,086,192          341,589,292          770,339,097
                                                           ---------------------------------------------------------
Liabilities:
 Payables:
  Investment securities purchased .......................       23,640,224           16,374,887           87,262,956
  Capital shares redeemed ...............................        1,878,100              536,453            1,244,215
  Affiliates ............................................        1,222,544              199,861              280,928
  Shareholders ..........................................          912,243               69,719              210,126
 Distributions to shareholders ..........................        2,326,699              322,915               38,684
 Funds advanced by custodian ............................               --                   --            1,395,948
 Other liabilities ......................................           88,109               24,891              117,992
                                                           ---------------------------------------------------------
      Total liabilities .................................       30,067,919           17,528,726           90,550,849
                                                           ---------------------------------------------------------
       Net assets, at value .............................   $1,955,018,273         $324,060,566         $679,788,248
                                                           =========================================================
Net assets consist of:
 Undistributed net investment income (loss) .............         (494,620)              69,155                   --
 Net unrealized appreciation ............................       98,812,986           10,092,579                   --
 Accumulated net realized loss ..........................      (17,035,651)          (1,058,780)                  --
 Capital shares .........................................    1,873,735,558          314,957,612          679,788,248
                                                           ---------------------------------------------------------
       Net assets, at value .............................   $1,955,018,273         $324,060,566         $679,788,248
                                                           =========================================================



                       See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE TRUST
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
JUNE 30, 2002


                                                             FRANKLIN        FRANKLIN CALIFORNIA       FRANKLIN
                                                            CALIFORNIA        INTERMEDIATE-TERM       CALIFORNIA
                                                          INSURED TAX-FREE        TAX-FREE            TAX-EXEMPT
                                                            INCOME FUND          INCOME FUND          MONEY FUND
                                                          -------------------------------------------------------
CLASS A:
 Net assets, at value ...................................  $1,789,913,968       $324,060,566         $679,788,248
                                                           ======================================================
 Shares outstanding .....................................     145,290,770         28,403,732          679,788,248
                                                           ======================================================
 Net asset value per share(a) ...........................          $12.32             $11.41                $1.00
                                                           ======================================================
 Maximum offering price per share
 (net asset value per share / 95.75%,
 97.75%, and 100%, respectively) ........................          $12.87             $11.67                $1.00
                                                           ======================================================
CLASS B:
 Net assets, at value ...................................  $   56,302,534
                                                           ==============
 Shares outstanding .....................................       4,552,902
                                                           ==============
 Net asset value and maximum
 offering price per share(a) ............................          $12.37
                                                           ==============
CLASS C:
 Net assets, at value ...................................  $  108,801,771
                                                           ==============
 Shares outstanding .....................................       8,764,069
                                                           ==============
 Net asset value per share(a) ...........................          $12.41
                                                           ==============
 Maximum offering price per share
 (net asset value per share / 99%) ......................          $12.54
                                                           ==============



(a)Redemption price is equal to net asset value less any applicable contingent deferred sales charge.


                       See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE TRUST
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2002


                                                                   FRANKLIN      FRANKLIN CALIFORNIA     FRANKLIN
                                                                  CALIFORNIA      INTERMEDIATE-TERM     CALIFORNIA
                                                               INSURED TAX-FREE        TAX-FREE         TAX-EXEMPT
                                                                  INCOME FUND        INCOME FUND        MONEY FUND
                                                               ---------------------------------------------------
Investment income:
 Interest ...................................................    $100,364,924        $13,451,191       $12,041,604
                                                               ---------------------------------------------------
Expenses:
 Management fees (Note 3) ...................................       8,742,357          1,524,134         3,310,647
 Distribution fees (Note 3)
  Class A ...................................................       1,656,429            278,883                --
  Class B ...................................................         264,102                 --                --
  Class C ...................................................         622,349                 --                --
 Transfer agent fees (Note 3) ...............................         536,605             81,656           430,497
 Custodian fees .............................................          18,518              2,722             6,707
 Reports to shareholders ....................................          51,812             10,579            42,493
 Registration and filing fees ...............................           5,112              3,830             2,076
 Professional fees ..........................................          35,364             18,056            20,924
 Trustees' fees and expenses ................................          39,835              5,776            14,581
 Other ......................................................          63,514             38,512            23,776
                                                               ---------------------------------------------------
      Total expenses ........................................      12,035,997          1,964,148         3,851,701
      Expenses waived/paid by affiliate (Note 3) ............              --            (45,762)               --
                                                               ---------------------------------------------------
       Net expenses .........................................      12,035,997          1,918,386         3,851,701
                                                               ---------------------------------------------------
        Net investment income ...............................      88,328,927         11,532,805         8,189,903
                                                               ---------------------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments ..................       4,557,169           (373,054)           10,451
 Net unrealized appreciation on investments .................      16,651,500          3,604,782                --
                                                               ---------------------------------------------------
Net realized and unrealized gain ............................      21,208,669          3,231,728            10,451
                                                               ---------------------------------------------------
Net increase in net assets resulting from operations ........    $109,537,596        $14,764,533       $ 8,200,354
                                                               ===================================================


                       See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE TRUST
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 2002 AND 2001


                                               FRANKLIN CALIFORNIA INSURED           FRANKLIN CALIFORNIA INTERMEDIATE-TERM
                                                 TAX-FREE INCOME FUND                         TAX-FREE INCOME FUND
                                             -----------------------------------------------------------------------------
                                                  2002            2001                        2002            2001
                                             -----------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .................... $   88,328,927   $   84,590,185               $ 11,532,805   $  9,543,292
  Net realized gain (loss) from investments       4,557,169          458,033                   (373,054)      (185,907)
  Net unrealized appreciation on investments     16,651,500       55,246,238                  3,604,782      6,253,810
                                             -----------------------------------------------------------------------------
      Net increase in net assets resulting
       from operations .....................    109,537,596      140,294,456                 14,764,533     15,611,195
 Distributions to shareholders from:
  Net investment income:
   Class A .................................    (82,691,879)     (80,363,133)               (11,693,302)    (9,621,998)
   Class B .................................     (1,670,341)        (341,660)                        --             --
   Class C .................................     (3,988,763)      (3,143,725)                        --             --
                                             -----------------------------------------------------------------------------
 Total distributions to shareholders .......    (88,350,983)     (83,848,518)               (11,693,302)    (9,621,998)
 Capital share transactions: (Note 2)
   Class A .................................    104,182,637       52,618,488                 96,833,451     31,287,119
   Class B .................................     35,228,355       19,010,866                         --             --
   Class C .................................     28,110,695       10,098,804                         --             --
                                             -----------------------------------------------------------------------------
 Total capital share transactions ..........    167,521,687       81,728,158                 96,833,451     31,287,119
      Net increase in net assets ...........    188,708,300      138,174,096                 99,904,682     37,276,316
Net assets:
 Beginning of year .........................  1,766,309,973    1,628,135,877                224,155,884    186,879,568
                                             -----------------------------------------------------------------------------
 End of year ............................... $1,955,018,273   $1,766,309,973               $324,060,566   $224,155,884
                                             =============================================================================
Undistributed net investment income
 included in net assets:
  End of year .............................. $     (494,620)  $     (882,268)              $     69,155   $    201,137
                                             =============================================================================



                       See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE TRUST
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED JUNE 30, 2002 AND 2001

                                                                                       FRANKLIN CALIFORNIA
                                                                                      TAX-EXEMPT MONEY FUND
                                                                                 -----------------------------------
                                                                                    2002                  2001
                                                                                 -----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ......................................................   $  8,189,903         $ 19,341,575
  Net realized gain from investments .........................................         10,451                3,835
                                                                                 -----------------------------------
      Net increase in net assets resulting from operations ...................      8,200,354           19,345,410
 Distributions to shareholders from net investment income ....................     (8,200,354)*        (19,345,410)*
 Capital share transactions (Note 2) .........................................    (32,000,489)          14,985,438
                                                                                 -----------------------------------
      Net increase (decrease) in net assets ..................................    (32,000,489)          14,985,438
Net assets (there is no undistributed net investment
 income at beginning or end of year):
 Beginning of year ...........................................................    711,788,737          696,803,299
                                                                                 -----------------------------------
 End of year .................................................................   $679,788,248         $711,788,737
                                                                                 ===================================


*Distributions were increased by net realized gain from security transactions of $10,451 and $3,835 in 2002 and 2001, respectively.


                       See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE TRUST
Notes to Financial Statements



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin California Tax-Free Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of three separate series (the Funds). All Funds are diversified except the Franklin California Intermediate-Term Tax-Free Income Fund (Intermediate-Term Fund). The Funds' investment objectives are to provide a high level of current income exempt from federal and California personal income taxes, while seeking preservation of capital. The Franklin California Tax-Exempt Money Fund (Money
Fund) also seeks liquidity in its investments.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Tax-free bonds generally trade in the over-the-counter market and are valued within the range of the latest quoted bid and asked prices. In the absence of a sale or reported bid and asked prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of the security. The Trust may utilize a pricing service, bank or broker/dealer experienced in such matters to perform any of the pricing functions under procedures approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

Securities in the Money Fund are valued at amortized cost which approximates value.

B. INCOME TAXES

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. For the Franklin California Insured Tax-Free Income Fund (Insured Fund) and the Intermediate-Term Fund, bond discount and premium are amortized on a yield to maturity basis. For the Money Fund, bond discount and premium are amortized on a straight-line basis. For the Insured Fund and the Intermediate-Term Fund, dividends from net investment income are normally declared daily and distributed monthly to shareholders. For the Money Fund, dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Fund.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class for the Insured Fund.

D. INSURANCE
The scheduled payments of interest and principal for each insured municipal security in the Insured Fund are insured by either a new issue insurance policy, a portfolio insurance policy, or a secondary insurance policy. Some municipal securities in the Insured Fund are secured by collateral guaranteed by an agency of the U.S. government.

Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security, included as an expense of the fund, or paid by a third party.

FRANKLIN CALIFORNIA TAX-FREE TRUST
Notes to Financial Statements (CONTINUED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F. AUDIT GUIDE

In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide requires the Funds to amortize all premium and discount on fixed-income securities. Such amortization is included in net investment income but did not impact the net assets or the distributions of the Funds. Prior to July 1, 2001, de minimus market discount on fixed-income securities was included in realized gains and losses. The cumulative effect of this accounting change resulted in an increase in the recorded cost of investments and a corresponding decrease in net unrealized appreciation as listed below:

                                               INSURED    INTERMEDIATE-
                                                FUND        TERM FUND
                                               ------------------------
        Increase in cost of Investment ....... $467,315      $41,998

The effect of this change for the year ended June 30, 2002 was as listed below:

                                                      INSURED      INTERMEDIATE-
                                                       FUND          TERM FUND
                                                    ----------------------------
     Increase in net investment income ...........  $ 213,350        $  10,114
     Increase (decrease) in unrealized gains .....  $(155,739)       $   3,369
     Decrease in realized gains ..................  $ (57,611)       $ (13,483)

The per share effect of this change for the year ended June 30, 2002, was less than $.005 for each Fund.

The statements of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change in accounting policy.


2. SHARES OF BENEFICIAL INTEREST

The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

        CLASS A                     CLASS A, CLASS B & CLASS C
        ------------------------------------------------------
        Intermediate-Term Fund      Insured Fund
        Money Fund

FRANKLIN CALIFORNIA TAX-FREE TRUST
Notes to Financial Statements (CONTINUED)



2. SHARES OF BENEFICIAL INTEREST (CONT.)

At June 30, 2002, there were an unlimited number of shares authorized (no par value). Transactions in the Funds' shares were as follows:

                                             INSURED FUND          INTERMEDIATE-TERM FUND      MONEY FUND
                                     -----------------------------------------------------------------------
CLASS A SHARES:                        SHARES        AMOUNT          SHARES       AMOUNT         AMOUNT
                                     -----------------------------------------------------------------------
 Year Ended June 30, 2002
  Shares sold ......................  20,861,121  $ 257,504,812    13,014,422  $148,150,329   $ 799,787,990
  Shares issued in reinvestment
    of distributions ...............   2,956,896     36,489,098       548,530     6,232,465       8,239,224
  Shares redeemed .................. (15,396,083)  (189,811,273)   (5,078,021)  (57,549,343)   (840,027,703)
                                     -----------------------------------------------------------------------
  Net Increase (decrease) ..........   8,421,934  $ 104,182,637     8,484,931  $ 96,833,451   $ (32,000,489)
                                     =======================================================================
 Year Ended June 30, 2001
  Shares sold ......................  25,618,147  $ 310,896,160     6,399,761  $ 71,662,314    $940,289,497
  Shares issued in reinvestment
    of distributions ...............   2,853,726     34,629,219       471,351     5,277,753      19,359,771
  Shares redeemed .................. (24,180,095)  (292,906,891)   (4,069,402)  (45,652,948)   (944,663,830)
                                     -----------------------------------------------------------------------
  Net Increase .....................   4,291,778  $  52,618,488     2,801,710  $ 31,287,119    $ 14,985,438
                                     =======================================================================

CLASS B SHARES:
 Year Ended June 30, 2002
  Shares sold ......................   3,062,728  $  37,987,344
  Shares issued in reinvestment
    of distributions ...............      86,693      1,072,308
  Shares redeemed ..................    (310,882)    (3,831,297)
                                     ---------------------------
  Net Increase .....................   2,838,539  $  35,228,355
                                     ===========================
 Year Ended June 30, 2001
  Shares sold ......................   1,597,953  $  19,542,636
  Shares issued in reinvestment
    of distributions ...............      17,185        210,200
  Shares redeemed ..................     (60,736)      (741,970)
                                     ---------------------------
  Net Increase .....................   1,554,402  $  19,010,866
                                     ===========================
CLASS C SHARES:
 Year Ended June 30, 2002
  Shares sold ......................   3,632,626  $  45,236,277
  Shares issued in reinvestment
    of distributions ...............     183,125      2,276,306
  Shares redeemed ..................  (1,562,394)   (19,401,888)
                                     ---------------------------
  Net Increase .....................   2,253,357  $  28,110,695
                                     ===========================
 Year Ended June 30, 2001
  Shares sold ......................   1,796,967  $  22,064,852
  Shares issued in reinvestment
    of distributions ...............     154,741      1,891,288
  Shares redeemed ..................  (1,133,543)   (13,857,336)
                                     ---------------------------
  Net Increase .....................     818,165  $  10,098,804
                                     ===========================

FRANKLIN CALIFORNIA TAX-FREE TRUST
Notes to Financial Statements (CONTINUED)



3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Funds are also officers and/or trustees of the following entities:

        ENTITY                                                              AFFILIATION
        ------------------------------------------------------------------------------------------
        Franklin Advisers, Inc. (Advisers)                                  Investment manager
        Franklin Templeton Services, LLC (FT Services)                      Administration manager
        Franklin/Templeton Investor Services, LLC (Investor Services)       Transfer agent
        Franklin/Templeton Distributors, Inc. (Distributors)                Principal underwriter

The Funds pay an investment management fee to Advisers based on the month-end net assets of the Insured Fund and the Intermediate-Term Fund and on the average daily net assets of the Money Fund as follows:

       ANNUALIZED
        FEE RATE            NET ASSETS
       -------------------------------------------------------------------------
          .625%             First $100 million
          .500%             Over $100 million, up to and including $250 million
          .450%             In excess of $250 million

For the Intermediate-Term Fund, Advisers agreed in advance to waive management fees through August 31, 2001, as noted in the Statement of Operations.

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

The Intermediate-Term Fund reimburses Distributors up to .10% per year of its average daily net assets, and the Insured Fund reimburses Distributors up to ..10%, .65% and .65% per year of the average daily net assets of Class A, Class B, and Class C, respectively, for costs incurred in marketing the Funds' shares.

Distributors paid net commissions on sales of the Funds' shares, and received contingent deferred sales charges for the year as follows:

                                              INSURED           INTERMEDIATE-          MONEY
                                               FUND               TERM FUND            FUND
        -------------------------------------------------------------------------------------
        Net Commissions paid .............. $1,822,923           $215,803                  --
        Contingent deferred sales charges . $  155,676           $ 53,713             $37,877

The Funds paid transfer agent fees of $1,048,758, of which $735,379 was paid to Investor Services.

FRANKLIN CALIFORNIA TAX-FREE TRUST
Notes to Financial Statements (CONTINUED)

4. INCOME TAXES

At June 30, 2002, the Funds had tax basis capital losses of which may be carried over to offset future capital gains. Such losses expire as follows:

                                     INSURED          INTERMEDIATE-       MONEY
                                       FUND            TERM FUND          FUND
                                    --------------------------------------------
        Capital loss carryovers
         expiring in:
         2003 ....................  $        --         $102,640        $ 4,112
         2005 ....................           --               --          1,444
         2006 ....................           --               --          9,957
         2007 ....................           --               --          4,593
         2008 ....................    9,211,376           90,667          9,293
         2009 ....................    7,452,092          321,166         21,840
         2010 ....................           --          112,465             --
                                    --------------------------------------------
                                    $16,663,468         $626,938        $51,239
                                    ============================================

At June 30, 2002, the Intermediate-Term Fund had deferred capital losses occurring subsequent to October 31, 2001 of $431,842. For tax purposes, such losses will be reflected in the year ending June 30, 2003.

Distributions of income to shareholders may not equal net investment income due to differing treatments of dividend distributions and bond discounts for book and tax purposes.

Net realized capital gains differ for financial statements and tax purposes primarily due to differing treatment of wash sales and bond discounts.

For the Funds, the tax characters of distributions paid during the year ended June 30, 2002, were the same for financial statement and tax purposes.

At June 30, 2002, the cost of investments, net unrealized appreciation, undistributed tax-exempt income and undistributed long term capital gains for income tax purposes were as follows:

                                                           INSURED            INTERMEDIATE-
                                                            FUND                TERM FUND
                                                       ------------------------------------
        Investment at cost .........................   $1,838,296,641         $325,235,888
                                                       ------------------------------------
        Unrealized appreciation ....................   $  103,755,779         $ 10,631,051
        Unrealized depreciation ....................       (4,691,924)            (499,843)
                                                       ------------------------------------
        Net unrealized appreciation ................   $   99,063,855         $ 10,131,208
                                                       ====================================

        Undistributed tax-exempt income ............   $    1,209,024         $    353,442
        Undistributed long term capital gains ......               --                   --
                                                       ------------------------------------
        Distributable earnings .....................   $    1,209,024         $    353,442
                                                       ====================================

FRANKLIN CALIFORNIA TAX-FREE TRUST
Notes to Financial Statements (CONTINUED)


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended June 30, 2002 were as follows:

                                       INSURED                INTERMEDIATE-
                                        FUND                    TERM FUND
                                   ----------------------------------------
        Purchases ...............  $455,785,731                $133,638,392
        Sales ...................  $310,434,246                $ 32,262,542

FRANKLIN CALIFORNIA TAX-FREE TRUST
Independent Auditors' Report



TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
OF FRANKLIN CALIFORNIA TAX-FREE TRUST

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds included in this report constituting the Franklin California Tax-Free Trust (hereafter referred to as the "Funds") at June 30, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and each of their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 8, 2002

FRANKLIN CALIFORNIA TAX-FREE TRUST
Tax Designation


Under Section 852(b)(5)(A) of the Internal Revenue Code, the Trust hereby designates 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended June 30, 2002.

BOARD MEMBERS AND OFFICERS


The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.


INDEPENDENT BOARD MEMBERS                                          NUMBER OF
                                                               PORTFOLIOS IN FUND
                                                LENGTH OF       COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION        TIME SERVED     BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
FRANK H. ABBOTT, III (81)       Trustee         Since 1985            105           None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Abbott Corporation (an investment company); and FORMERLY, Director, MotherLode Gold Mines Consolidated (gold mining) (until 1996) and Vacu-Dry Co. (food processing) (until 1996).
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (70)           Trustee         Since 1985            133           Director, RBC Holdings, Inc. (bank holding
One Franklin Parkway                                                                company) and Bar-S Foods (meat packing company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, President, Chief Executive Officer and Chairman of the Board, General Host Corporation
(nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (69)        Trustee         Since 1989            134           None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Member of the law firm of Pitney, Hardin, Kipp & Szuch.
------------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (73)          Trustee         Since 1985            105           Director, The California Center for Land
One Franklin Parkway                                                                Recycling (redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (74)          Trustee         Since 1992            133           Director, White Mountains Insurance Group, Ltd.
One Franklin Parkway                                                                (holding company); Martek Biosciences
San Mateo, CA 94403-1906                                                            Corporation; WorldCom, Inc. (communications
                                                                                    services); MedImmune, Inc. (biotechnology);
                                                                                    Overstock.com (Internet services); and Spacehab,
                                                                                    Inc. (aerospace services).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation (financial services) (until 1998) and Hambrecht & Quist Group (investment banking) (until 1992); and President, National Association of
Securities Dealers, Inc. (until 1987).
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS                              NUMBER OF
                                                               PORTFOLIOS IN FUND
                                                 LENGTH OF      COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION        TIME SERVED     BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**HARMON E. BURNS (57)          Trustee and     Trustee               33            None
One Franklin Parkway            Vice President  since 1993 and
San Mateo, CA 94403-1906                        Vice President
                                                since 1986

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services,
Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and
officer of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (69)       Trustee and     Trustee              133            None
One Franklin Parkway            Chairman of     since 1985 and
San Mateo, CA 94403-1906        the Board       Chairman of
                                                the Board
                                                since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice
President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 48 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (61)   Trustee and     Trustee              117            None
One Franklin Parkway            President       since 1985 and
San Mateo, CA 94403-1906                        President
                                                since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
SHEILA AMOROSO (42)             Vice            Since 1999           Not            None
One Franklin Parkway            President                         Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
RAFAEL R. COSTAS, JR. (37)      Vice            Since 1999           Not            None
One Franklin Parkway            President                         Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

                                                                   NUMBER OF
                                                               PORTFOLIOS IN FUND
                                                 LENGTH OF      COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION        TIME SERVED     BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (42)         Vice            Since 1995           Not            None
One Franklin Parkway            President                         Applicable
San Mateo, CA 94403-1906        and Chief
                                Financial
                                Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President, Chief Financial Officer and Chief Operating Officer, Franklin Resources, Inc.; Senior
Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and
Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating Officer, Templeton Investment Counsel, LLC;
Executive Vice President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Investment Advisory Services,
Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin
Templeton Services, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of 52 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (55)              Vice            Since 2000           Not            None
One Franklin Parkway            President                         Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; President, Chief Executive Officer and Director, Property Resources, Inc. and
Franklin Properties, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and Director, Property
Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (54)           Vice            Since 2000           Not            None
One Franklin Parkway            President                         Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; and Senior Vice President, Templeton Worldwide, Inc. and
officer of one of the other subsidiaries of Franklin Resources, Inc., and of 53 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior Advisor to the
Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995);
Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
------------------------------------------------------------------------------------------------------------------------------------
EDWARD V. MCVEY (64)            Vice            Since 1985           Not            None
26335 Carmel Rancho Blvd.       President                         Applicable
Carmel, CA 93923

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Distributors, Inc.; Executive Vice President, Templeton/Franklin Investment Services,
Inc.; and officer of 29 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (65)          Vice            Since May 2002       Not            Director, FTI Banque, Arch Chemicals, Inc. and
600 5th Avenue                  President -                       Applicable        Lingnan Foundation
Rockefeller Center              AML
New York, NY 10048-0772         Compliance

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Financial Officer and Director, Fiduciary Trust Company International; and officer of 41 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

                                                                   NUMBER OF
                                                               PORTFOLIOS IN FUND
                                                 LENGTH OF      COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION        TIME SERVED     BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
KIMBERLEY MONASTERIO (38)       Treasurer       Since 2000           Not            None
One Franklin Parkway            and Principal                     Applicable
San Mateo, CA 94403-1906        Accounting
                                Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 34 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (65)          Vice            Since 2000           Not            None
One Franklin Parkway            President                         Applicable
San Mateo, CA 94403-1906        and Secretary

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of
Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, Chief Executive
Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director, Templeton Asset
Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------
THOMAS WALSH (40)               Vice            Since 1999           Not            None
One Franklin Parkway            President                         Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the registered investment companies comprising the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Trust's adviser and distributor. Harmon E. Burns is considered an interested person of the Trust under the federal securities laws due to his position as officer and director of Franklin Resources, Inc
Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.


--------------------------------------------------------------------------------
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call 1-800/DIAL-BEN (1-800/342-5236) to request the SAI.
--------------------------------------------------------------------------------

                       This page intentionally left blank.

LITERATURE REQUEST

For a brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN[REGISTRATION MARK] (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS


GLOBAL GROWTH
Franklin Global Aggressive
 Growth Fund
Franklin Global Growth Fund
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller
 Companies Fund
Templeton Growth Fund
Templeton International
 (Ex EM) Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH & INCOME
Franklin Global
 Communications Fund
Mutual European Fund
Templeton Global Bond Fund

GLOBAL INCOME
Franklin Templeton Hard
 Currency Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund(1)
Franklin Capital Growth Fund(2)
Franklin DynaTech Fund
Franklin Gold and Precious
 Metals Fund
Franklin Growth Fund
Franklin Large Cap Growth Fund
Franklin Small-Mid Cap
 Growth Fund
Franklin Small Cap Growth
 Fund II(3)
Franklin Technology Fund

GROWTH & INCOME
Franklin Balance Sheet
 Investment Fund(4)
Franklin Convertible Securities
 Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin Large Cap Value Fund
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Small Cap Value Fund(5)
Franklin Utilities Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative
 Target Fund
Franklin Templeton Growth
 Target Fund
Franklin Templeton Moderate
 Target Fund

INCOME
Franklin Adjustable U.S.
 Government Securities Fund(6)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily
 Access Fund
Franklin Floating Rate Trust(7)
Franklin Short-Intermediate
 U.S. Government Securities Fund(6)
Franklin Strategic Income Fund
Franklin Total Return Fund
Franklin U.S. Government
 Securities Fund(6)
Franklin Federal Money Fund(6,8)
Franklin Money Fund(6,8)

TAX-FREE INCOME(9)
Double Tax-Free Income Fund
Federal Intermediate-Term
Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free
 Income Fund
Insured Tax-Free Income Fund(10)
Tax-Exempt Money Fund(6,8)

STATE-SPECIFIC
TAX-FREE INCOME(9)
Alabama
Arizona
California(11)
Colorado
Connecticut
Florida(11)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(10)
Michigan(10)
Minnesota(10)
Missouri
New Jersey
New York(11)
North Carolina
Ohio(10)
Oregon
Pennsylvania
Tennessee
Texas
Virginia


INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust(12)


1. Effective 9/1/02, the fund's name will change to Franklin Flex Cap Growth Fund and its investment criteria will be modified to invest a majority of its net assets in California companies, as opposed to at least 80% of net assets.
2. Formerly Franklin Growth and Income Fund. Effective 5/1/02, the fund's name changed; investment goal and strategy remained the same.
3. The fund is closed to all new investors. Existing shareholders can continue adding to their account through exchanges and purchases.
4. Effective 5/1/02, the fund is closed to all new investors. Existing shareholders, however, will be able to continue adding to their accounts through exchanges and purchases. In addition, retirement plans with an existing account in the fund will be allowed to open new participant accounts.
5. Effective 4/1/02, the fund expanded its investment universe to include companies with market capitalizations up to $2.5 billion.
6. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
7. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
8. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
9. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.
10. Portfolio of insured municipal securities.
11. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY).
12. The funds of the Franklin Templeton Variable Insurance Products Trust are generally only available as investment options in variable annuity or variable life insurance contracts.

                                                                           08/02

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FRANKLIN[REGISTRATION MARK] TEMPLETON[REGISTRATION MARK] INVESTMENTS
One Franklin Parkway
San Mateo, CA  94403-1906

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
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ELIGIBLE SHAREHOLDERS CAN SIGN UP FOR EDELIVERY AT FRANKLINTEMPLETON.COM. SEE
INSIDE FOR DETAILS.

ANNUAL REPORT
FRANKLIN CALIFORNIA TAX-FREE TRUST

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN[REGISTRATION MARK]
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin California Tax-Free Trust prospectus, which contains more complete information including charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

CAT A2002 08/02  [LOGO OMITTED] Printed on recycled paper